UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2017

Item 1. Reports to Stockholders.

December 31, 2017

Semi Annual Report

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Small Cap Growth Fund

Victory Trivalent Emerging Markets Small-Cap Fund

Victory Trivalent International Fund-Core Equity

Victory Trivalent International Small-Cap Fund

Victory INCORE Total Return Bond Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Financial Statements
Victory Integrity Discovery Fund
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	88-90
Financial Highlights	101-104
Victory Integrity Mid-Cap Value Fund
Schedule of Portfolio Investments	9
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	88-90
Financial Highlights	105-107
Victory Integrity Small-Cap Value Fund
Schedule of Portfolio Investments	13
Statement of Assets and Liabilities	80
Statement of Operations	84
Statements of Changes in Net Assets	88-90
Financial Highlights	108-112
Victory Integrity Small/Mid-Cap Value Fund
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	81
Statement of Operations	85
Statements of Changes in Net Assets	91-93
Financial Highlights	113-115
Victory Munder Multi-Cap Fund
Schedule of Portfolio Investments	21
Statement of Assets and Liabilities	81
Statement of Operations	85
Statements of Changes in Net Assets	91-93
Financial Highlights	116-119
Victory S&P 500 Index Fund
Schedule of Portfolio Investments	24
Statement of Assets and Liabilities	81
Statement of Operations	85
Statements of Changes in Net Assets	91-93
Financial Highlights	120-122
Victory Munder Mid-Cap Core Growth Fund
Schedule of Portfolio Investments	36
Statement of Assets and Liabilities	82
Statement of Operations	86
Statements of Changes in Net Assets	94-96
Financial Highlights	123-127

Table of Contents (continued)

Victory Munder Small Cap Growth Fund
Schedule of Portfolio Investments	39
Statement of Assets and Liabilities	82
Statement of Operations	86
Statements of Changes in Net Assets	94-96
Financial Highlights	128-130
Victory Trivalent Emerging Markets Small-Cap Fund
Schedule of Portfolio Investments	43
Statement of Assets and Liabilities	82
Statement of Operations	86
Statements of Changes in Net Assets	94-96
Financial Highlights	131-132
Victory Trivalent International Fund-Core Equity
Schedule of Portfolio Investments	51
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	97-99
Financial Highlights	133-137
Victory Trivalent International Small-Cap Fund
Schedule of Portfolio Investments	63
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	97-99
Financial Highlights	138-142
Victory INCORE Total Return Bond Fund
Schedule of Portfolio Investments	73
Statement of Assets and Liabilities	83
Statement of Operations	87
Statements of Changes in Net Assets	97-99
Statement of Cash Flows	100
Financial Highlights	143-146
Notes to Financial Statements	147
Supplemental Information
Trustee and Officer Information	169
Proxy Voting and Form N-Q Information	172
Expense Examples	172
Portfolio Holdings	176
Advisory Contract Approval	178

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Banks (23.8%):
Atlantic Capital Bancshares, Inc. (a)	56,188	$989
Banc of California, Inc. (b)	40,621	839
Bridge Bancorp, Inc.	33,080	1,158
Enterprise Financial Services Corp.	18,150	819
FB Financial Corp. (a)	20,100	844
Financial Institutions, Inc.	53,762	1,672
First BanCorp	46,634	1,647
First Foundation, Inc. (a)	64,434	1,195
First Internet Bancorp	30,918	1,180
Franklin Financial Network, Inc. (a)	34,468	1,175
German American BanCorp	47,200	1,668
Green Bancorp, Inc. (a)	53,126	1,078
Guaranty Bancorp	40,853	1,130
HarborOne BanCorp, Inc. (a)	51,745	991
Heritage Commerce Corp.	82,319	1,261
Heritage Financial Corp.	65,988	2,031
Hometrust Bancshares, Inc. (a)	59,135	1,523
Howard BanCorp, Inc. (a)	54,435	1,198
Independent Bank Corp.	69,886	1,562
Mainsource Financial Group, Inc.	42,336	1,537
Mercantile Bank Corp.	45,250	1,600
Peoples BanCorp, Inc.	41,500	1,354
People's Utah Bancorp	29,198	885
Seacoast Banking Corp. of Florida (a)	56,613	1,427
Smartfinancial, Inc. (a)	41,800	907
Southern National BanCorp of Virginia, Inc.	81,800	1,311
Sussex BanCorp (b)	11,116	299
Trico Bancshares	43,067	1,631
Univest Corp. of Pennsylvania	55,105	1,546
Washington Trust BanCorp, Inc.	20,850	1,110
		37,567
Capital Markets (2.0%):
Cowen Group, Inc., Class A (a) (b)	99,000	1,351
Diamond Hill Investment Group, Inc.	4,732	978
Ladenburg Thalmann Financial Services, Inc.	283,585	896
		3,225
Consumer Discretionary (17.7%):
Carrols Restaurant Group, Inc. (a)	162,288	1,971
Century Communities, Inc. (a)	65,380	2,034
Entravision Communications Corp.	181,085	1,295
Gray Television, Inc. (a)	118,229	1,980
Haverty Furniture Cos., Inc.	58,635	1,328
K12, Inc. (a)	78,900	1,255
Kirkland's, Inc. (a)	103,158	1,234
M/I Homes, Inc. (a)	49,022	1,686
Malibu Boats, Inc., Class A (a)	41,887	1,245

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marcus Corp.	55,645	$1,522
MarineMax, Inc. (a)	99,079	1,873
Modine Manufacturing Co. (a)	78,625	1,588
Motorcar Parts of America, Inc. (a)	52,430	1,310
Nautilus, Inc. (a)	69,135	923
Perry Ellis International, Inc. (a)	47,580	1,191
Ruth's Hospitality Group, Inc.	67,837	1,469
Spartan Motors, Inc.	98,785	1,556
The Buckle, Inc. (b)	36,644	870
Tower International, Inc.	57,558	1,759
		28,089
Consumer Finance (1.2%):
Ezcorp, Inc. (a)	151,873	1,853
Energy (7.8%):
Bill Barrett Corp. (a)	178,080	914
Earthstone Energy, Inc., Class A (a)	145,823	1,550
Mammoth Energy Services, Inc. (a) (b)	67,540	1,326
Natural Gas Services Group, Inc. (a)	45,939	1,204
Newpark Resources, Inc. (a)	173,900	1,495
Pioneer Energy Services Corp. (a)	341,379	1,041
Ring Energy, Inc. (a)	115,147	1,600
Sanchez Energy Corp. (a) (b)	235,032	1,248
Smart Sand, Inc. (a) (b)	137,903	1,194
Solaris Oilfield Infrastructure, Inc., Class A (a)	36,461	781
		12,353
Health Care (5.4%):
Addus HomeCare Corp. (a)	49,055	1,707
Capital Senior Living Corp. (a)	94,753	1,278
Invacare Corp.	76,269	1,285
LHC Group, Inc. (a)	12,646	775
Orthofix International NV (a)	26,740	1,463
RTI Surgical, Inc. (a)	221,600	909
US Physical Therapy, Inc.	15,434	1,114
		8,531
Industrials (13.8%):
ArcBest Corp.	39,220	1,402
Columbus McKinnon Corp.	37,635	1,505
Covenant Transport Group, Inc., Class A (a)	63,637	1,828
CRA International, Inc.	19,300	868
CSW Industrials, Inc. (a)	28,910	1,329
Ducommon, Inc. (a)	53,434	1,520
DXP Enterprise, Inc. (a)	38,373	1,135
Echo Global Logistics, Inc. (a)	40,379	1,131
Engility Holdings, Inc. (a)	33,549	952
Federal Signal Corp.	48,000	964
Global Brass & Copper Holdings, Inc.	26,207	867
Great Lakes Dredge & Dock Corp. (a)	177,100	956
MYR Group, Inc. (a)	17,706	633

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
MYR Group, Inc. (a) (c)	18,244	$652
NN, Inc.	39,500	1,090
Orion Group Holdings, Inc. (a)	123,500	967
Park-Ohio Holdings Corp.	20,200	928
PGT, Inc. (a)	62,800	1,058
SP Plus Corp. (a)	22,845	848
Titan International, Inc.	113,568	1,463
		22,096
Information Technology (7.6%):
Axcelis Technologies, Inc. (a)	30,094	864
Calix Networks, Inc. (a)	219,281	1,305
Cohu, Inc.	73,140	1,604
FormFactor, Inc. (a)	68,001	1,064
Harmonic, Inc. (a)	328,785	1,381
Ichor Holdings Ltd. (a)	48,537	1,194
Nanometrics, Inc. (a)	46,550	1,160
Neophotonics Corp. (a) (b)	230,191	1,515
Rudolph Technologies, Inc. (a)	48,900	1,169
Ultra Clean Holdings, Inc. (a)	34,374	794
		12,050
Insurance (0.7%):
HCI Group, Inc. (b)	39,200	1,172
Materials (2.4%):
Haynes International, Inc.	44,500	1,426
Ryerson Holding Corp. (a)	128,350	1,335
Schnitzer Steel Industries, Inc.	31,350	1,050
		3,811
Real Estate (8.2%):
Bluerock Residential Growth REIT, Inc.	113,235	1,145
Cedar Realty Trust, Inc.	277,535	1,687
Community Healthcare Trust, Inc.	42,280	1,188
Independence Realty Trust, Inc.	114,525	1,156
MedEquities Realty Trust, Inc.	117,600	1,319
Monmouth Real Estate Investment Corp., Class A	57,500	1,024
NexPoint Residential Trust, Inc.	67,200	1,877
Tier REIT, Inc.	53,588	1,093
Umh Properties, Inc.	64,100	955
Urstadt Biddle Properties, Inc., Class A	67,200	1,461
		12,905
Thrifts & Mortgage Finance (7.1%):
First Defiance Financial Corp.	23,655	1,229
Home BanCorp, Inc.	28,000	1,210
Homestreet, Inc. (a)	56,779	1,644
Oceanfirst Financial Corp.	59,471	1,561
PCSB Financial Corp. (a)	71,904	1,370
Territorial BanCorp, Inc.	35,726	1,103

See notes to financial statements.

Victory Portfolios Victory Integrity Discovery Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Community Financial Corp.	155,567	$1,420
United Financial Bancorp, Inc.	95,856	1,691
		11,228
Total Common Stocks (Cost $121,687)		154,880
Collateral for Securities Loaned (4.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (d)	2,163,310	2,163
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (d)	2,488,175	2,488
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (d)	2,073,254	2,073
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (d)	41,467	41
Total Collateral for Securities Loaned (Cost $6,765)		6,765
Total Investments (Cost $128,452) — 102.0%		161,645
Liabilities in excess of other assets — (2.0)%		(3,213)
NET ASSETS — 100.00%		$158,432

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $652 (thousands) and amounted to 0.4% of net assets.

(d)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Consumer Discretionary (11.9%):
Aramark	14,400	$615
Brunswick Corp.	7,989	441
Cinemark Holdings, Inc.	8,848	308
D.R. Horton, Inc.	7,959	406
Dana Holding Corp.	17,650	565
Hanesbrands, Inc. (a)	22,975	480
Kohl's Corp.	6,281	341
Macy's, Inc.	26,964	679
Michael Kors Holdings Ltd. (b)	8,235	518
Newell Brands, Inc.	16,846	521
PVH Corp.	4,326	594
Royal Caribbean Cruises Ltd.	4,683	559
TEGNA, Inc.	51,600	727
Visteon Corp. (b)	3,697	463
Wyndham Worldwide Corp.	5,214	604
		7,821
Consumer Staples (3.7%):
Constellation Brands, Inc., Class A	2,267	518
Lamb Weston Holdings, Inc.	11,227	634
Pinnacle Foods, Inc.	7,900	470
Tyson Foods, Inc., Class A	10,029	813
		2,435
Energy (8.1%):
Diamondback Energy, Inc. (b)	6,710	847
Nabors Industries Ltd.	59,823	409
National Oilwell Varco, Inc.	13,724	494
Noble Energy, Inc.	18,915	551
Parsley Energy, Inc., Class A (b)	25,164	741
Pioneer Natural Resources Co.	4,170	721
Range Resources Corp.	21,769	371
RPC, Inc.	23,034	588
U.S. Silica Holdings, Inc.	19,543	637
		5,359
Financials (20.1%):
Ally Financial, Inc.	36,200	1,056
American Financial Group, Inc.	7,135	774
Arch Capital Group Ltd. (b)	7,528	683
E*TRADE Financial Corp. (b)	16,296	808
Fifth Third BanCorp	28,938	878
First Horizon National Corp.	23,918	478
FNF Group	15,662	615
Hartford Financial Services Group, Inc.	12,306	693
Huntington Bancshares, Inc.	59,639	868
Lincoln National Corp.	10,590	814
LPL Financial Holdings, Inc.	9,080	519
PacWest Bancorp	16,849	849

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	7,021	$627
SunTrust Banks, Inc.	16,060	1,038
Synovus Financial Corp.	14,185	680
The Allstate Corp.	7,175	751
Voya Financial, Inc.	15,350	759
Zions BanCorp	11,855	603
		13,493
Health Care (7.6%):
Cardinal Health, Inc.	10,104	619
HealthSouth Corp.	10,261	507
Hill-Rom Holdings, Inc.	8,298	699
Laboratory Corp. of America Holdings (b)	4,358	695
Molina Healthcare, Inc. (b)	5,799	445
Patterson Co., Inc.	17,106	618
Perrigo Co. PLC	9,778	852
Zimmer Biomet Holdings, Inc.	4,695	567
		5,002
Industrials (12.6%):
Alaska Air Group, Inc.	7,950	584
Arconic, Inc.	19,511	532
Cummins, Inc.	3,965	700
EMCOR Group, Inc.	6,446	527
Hexcel Corp.	5,123	317
Huntington Ingalls Industries, Inc.	2,189	516
ITT, Inc.	11,607	619
Kansas City Southern	4,532	477
Knight-Swift Transportation Holdings, Inc. (a)	11,577	506
L3 Technologies, Inc.	4,243	839
Navistar International Corp. (b)	12,321	528
Old Dominion Freight Line, Inc.	3,676	484
Quanta Services, Inc. (b)	11,504	450
Stanley Black & Decker, Inc.	4,137	703
XPO Logistics, Inc. (b)	5,486	502
		8,284
Information Technology (9.1%):
Arrow Electronics, Inc. (b)	6,375	513
CACI International, Inc., Class A (b)	4,202	556
Cypress Semiconductor Corp.	29,889	456
Flextronics International Ltd. (b)	27,445	494
HP, Inc.	32,147	675
Marvell Technology Group Ltd.	19,691	422
Microsemi Corp. (b)	11,728	605
NetApp, Inc.	11,313	626
Nuance Communications, Inc. (b)	39,028	638
ON Semiconductor Corp. (b)	22,065	462
Teradata Corp. (a) (b)	13,908	535
		5,982

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (8.2%):
Albemarle Corp.	3,240	$414
Alcoa, Inc. (b)	7,487	403
Allegheny Technologies, Inc. (b)	23,785	574
Carpenter Technology Corp.	12,545	640
Ferro Corp. (b)	21,000	495
Freeport-McMoRan, Inc. (b)	37,560	712
Martin Marietta Materials, Inc.	2,585	571
Vulcan Materials Co.	3,518	452
Westlake Chemical Corp.	5,468	583
WestRock Co.	9,241	584
		5,428
Real Estate (8.7%):
American Campus Communities, Inc.	13,383	549
DDR Corp.	84,977	762
Duke Realty Investments, Inc.	24,025	654
Forest City Realty Trust, Inc., Class A	16,179	390
Ggp US	25,496	596
HCP, Inc.	21,820	569
Host Hotels & Resorts, Inc.	29,819	592
Kimco Realty Corp.	25,900	470
Prologis, Inc.	9,478	611
Welltower, Inc.	9,516	607
		5,800
Telecommunication Services (0.9%):
CenturyLink, Inc.	33,725	563
Utilities (7.3%):
Alliant Energy Corp.	14,461	616
Atmos Energy Corp.	5,681	488
DTE Energy Co.	6,449	706
Edison International	6,800	430
FirstEnergy Corp.	20,400	625
Great Plains Energy, Inc.	18,407	593
Pinnacle West Capital Corp.	5,313	453
PPL Corp.	17,718	548
UGI Corp.	9,450	444
		4,903
Total Common Stocks (Cost $55,782)		65,070

See notes to financial statements.

Victory Portfolios Victory Integrity Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	441,304	$441
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	507,574	508
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	422,933	423
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	8,459	8
Total Collateral for Securities Loaned (Cost $1,380)		1,380
Total Investments (Cost $57,162) — 100.3%		66,450
Liabilities in excess of other assets — (0.3)%		(180)
NET ASSETS — 100.00%		$66,270

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Banks (19.7%):
Banc of California, Inc. (a)	904,307	$18,674
BancorpSouth Bank	724,986	22,801
BankUnited, Inc.	776,139	31,604
Banner Corp.	358,570	19,764
Central Pacific Financial Corp.	655,889	19,565
First Commonwealth Financial Corp.	970,565	13,898
First Financial Bancorp	920,078	24,244
First Hawaiian, Inc.	537,830	15,694
First Horizon National Corp.	1,740,387	34,790
Hancock Holding Co.	354,665	17,556
IBERIABANK Corp.	547,374	42,422
International Bancshares Corp.	578,366	22,961
Old National Bancorp	1,059,968	18,496
Pacific Premier Bancorp, Inc. (b)	442,362	17,694
PacWest Bancorp	590,805	29,777
State Bank Financial Corp.	627,577	18,727
Sterling BanCorp	895,295	22,024
Synovus Financial Corp.	997,847	47,838
United Community Banks, Inc.	1,046,458	29,447
Westamerica BanCorp (a)	320,964	19,113
Western Alliance BanCorp (b)	631,439	35,753
		522,842
Capital Markets (2.2%):
LPL Financial Holdings, Inc. (a)	395,423	22,594
Stifel Financial Corp.	592,058	35,263
		57,857
Consumer Discretionary (11.8%):
Adtalem Global Education, Inc. (b)	450,285	18,934
AMC Entertainment Holdings, Inc., Class A (a)	1,099,600	16,604
American Eagle Outfitters, Inc.	1,032,164	19,405
Caleres, Inc.	981,779	32,870
Dana Holding Corp.	832,450	26,647
Genesco, Inc. (b)	336,301	10,930
G-III Apparel Group Ltd. (b)	589,773	21,757
Gray Television, Inc. (b)	1,413,040	23,668
ILG, Inc.	947,470	26,984
Penn National Gaming, Inc. (b)	878,467	27,522
Regal Entertainment Group, Class A	656,506	15,106
Sally Beauty Holdings, Inc. (b)	715,076	13,415
TEGNA, Inc.	2,016,188	28,389
The Buckle, Inc. (a)	660,820	15,694
TRI Pointe Group, Inc. (b)	1,103,855	19,781
		317,706
Consumer Staples (3.0%):
Calavo Growers, Inc.	30,400	2,566
Casey's General Stores, Inc. (a)	111,042	12,430

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cott Corp.	1,245,788	$20,755
Hostess Brands, Inc. (a) (b)	1,113,244	16,487
Sanderson Farms, Inc. (a)	128,683	17,859
The Boston Beer Co., Inc. (b)	46,514	8,889
		78,986
Energy (8.0%):
Callon Petroleum Co. (a) (b)	1,922,352	23,357
Gulfport Energy Corp. (b)	1,340,835	17,109
Nabors Industries Ltd.	1,998,680	13,651
NCS Multistage Holdings, Inc. (a) (b)	315,900	4,656
Oasis Petroleum, Inc. (b)	2,010,531	16,909
Propetro Holding Corp. (b)	1,291,363	26,035
RPC, Inc. (a)	817,497	20,871
RSP Permian, Inc. (b)	623,651	25,370
Smart Sand, Inc. (a) (b)	2,129,376	18,440
Solaris Oilfield Infrastructure, Inc., Class A (b)	637,683	13,653
U.S. Silica Holdings, Inc. (a)	631,953	20,576
Ultra Petroleum Corp. (b)	1,391,000	12,602
		213,229
Health Care (6.1%):
Charles River Laboratories International, Inc. (b)	201,873	22,095
CONMED Corp.	408,665	20,830
Haemonetics Corp. (b)	470,938	27,352
Hill-Rom Holdings, Inc.	161,092	13,578
Magellan Health, Inc. (b)	278,852	26,922
Molina Healthcare, Inc. (b)	267,117	20,483
Patterson Co., Inc. (a)	540,900	19,543
Select Medical Holdings Corp. (b)	756,586	13,354
		164,157
Industrials (14.9%):
Aerojet Rocketdyne Holdings, Inc. (b)	521,775	16,279
Air Transport Services Group, Inc. (b)	803,175	18,585
BMC Stock Holdings, Inc. (b)	922,563	23,340
EMCOR Group, Inc.	406,746	33,251
Engility Holdings, Inc. (b)	535,559	15,194
Esterline Technologies Corp. (b)	208,981	15,611
Genesee & Wyoming, Inc., Class A (b)	214,210	16,865
Harsco Corp. (b)	417,400	7,785
Hawaiian Holdings, Inc.	214,363	8,542
Hertz Global Holdings, Inc. (a) (b)	441,743	9,763
ITT, Inc.	402,689	21,492
KLX, Inc. (b)	315,900	21,560
MasTec, Inc. (b)	313,662	15,354
Meritor, Inc. (b)	1,070,212	25,106
Saia, Inc. (b)	354,028	25,047
SkyWest, Inc.	466,121	24,751
The Greenbrier Cos., Inc. (a)	437,976	23,344
Timken Co.	394,358	19,383

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Univar, Inc. (b)	648,079	$20,065
Wabash National Corp. (a)	990,147	21,486
Werner Enterprises, Inc.	415,468	16,058
		398,861
Information Technology (8.6%):
Benchmark Electronics, Inc. (b)	503,803	14,661
CACI International, Inc., Class A (b)	206,430	27,321
Cree, Inc. (a) (b)	429,529	15,953
Cypress Semiconductor Corp.	897,266	13,674
Diodes, Inc. (b)	698,711	20,033
Entegris, Inc.	430,942	13,122
FormFactor, Inc. (b)	926,729	14,503
Infinera Corp. (a) (b)	1,406,542	8,903
Oclaro, Inc. (a) (b)	1,139,900	7,683
Plexus Corp. (b)	237,994	14,451
Tech Data Corp. (b)	321,421	31,490
Teradata Corp. (b)	482,298	18,549
TTM Technologies, Inc. (b)	1,108,758	17,374
Vishay Intertechnology, Inc.	652,150	13,532
		231,249
Insurance (4.8%):
American Equity Investment Life Holding Co.	773,785	23,778
CNO Financial Group, Inc.	770,249	19,017
Hanover Insurance Group, Inc.	128,248	13,861
James River Group Holdings Ltd.	339,981	13,603
Kemper Corp.	294,754	20,309
Primerica, Inc.	190,326	19,328
RLI Corp.	248,267	15,060
		124,956
Materials (5.3%):
Allegheny Technologies, Inc. (a) (b)	987,430	23,837
Carpenter Technology Corp.	307,540	15,681
Ferro Corp. (b)	603,410	14,234
KapStone Paper and Packaging Corp.	610,126	13,844
Summit Materials, Inc., Class A (a) (b)	465,910	14,648
Trinseo SA	260,539	18,916
US Concrete, Inc. (a) (b)	262,534	21,961
Venator Materials PLC (b)	806,165	17,832
		140,953
Real Estate (7.6%):
Cousins Properties, Inc.	2,359,140	21,822
DDR Corp.	2,518,713	22,568
DiamondRock Hospitality Co.	1,566,340	17,684
Education Realty Trust, Inc.	465,049	16,240
First Industrial Realty Trust, Inc.	732,122	23,040
Kite Realty Group Trust	987,039	19,346
Mack Cali Realty Corp.	769,127	16,582
Pennsylvania Real Estate Invesment Trust (a)	1,081,405	12,858

See notes to financial statements.

Victory Portfolios Victory Integrity Small-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Physicians Realty Trust	934,982	$16,820
Summit Hotel Properties, Inc.	727,300	11,077
Sunstone Hotel Investors, Inc.	1,276,678	21,103
		199,140
Thrifts & Mortgage Finance (1.8%):
Homestreet, Inc. (b)	549,613	15,911
MGIC Investment Corp. (b)	2,352,251	33,191
		49,102
Utilities (4.4%):
ALLETE, Inc.	337,518	25,098
Black Hills Corp. (a)	265,487	15,958
New Jersey Resources Corp.	372,458	14,973
ONE Gas, Inc.	230,011	16,851
PNM Resources, Inc.	530,082	21,442
Southwest Gas Corp.	302,621	24,354
		118,676
Total Common Stocks (Cost $2,022,924)		2,617,714
Exchange-Traded Funds (1.4%)
iShares Russell 2000 Value Index Fund (a)	305,950	38,473
Total Exchange-Traded Funds (Cost $37,115)		38,473
Collateral for Securities Loaned (8.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	71,051,787	71,052
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	81,721,669	81,722
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	68,094,015	68,094
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	1,361,935	1,362
Total Collateral for Securities Loaned (Cost $222,230)		222,230
Total Investments (Cost $2,282,269) — 107.9%		2,878,417
Liabilities in excess of other assets — (7.9)%		(210,261)
NET ASSETS — 100.00%		$2,668,156

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Banks (13.7%):
BankUnited, Inc.	22,291	$908
Comerica, Inc.	11,378	988
First Hawaiian, Inc.	4,521	132
First Horizon National Corp.	29,462	589
Huntington Bancshares, Inc.	59,587	868
IBERIABANK Corp.	11,846	918
PacWest Bancorp	29,700	1,496
Signature Bank (a)	4,402	604
Sterling BanCorp	16,221	399
Synovus Financial Corp.	36,632	1,755
Western Alliance BanCorp (a)	24,396	1,381
Zions BanCorp	23,797	1,210
		11,248
Capital Markets (4.3%):
E*TRADE Financial Corp. (a)	30,475	1,511
LPL Financial Holdings, Inc.	13,588	776
Raymond James Financial, Inc.	6,689	597
Stifel Financial Corp.	10,608	632
		3,516
Consumer Discretionary (11.3%):
American Eagle Outfitters, Inc.	28,995	545
Aramark	16,970	725
Brunswick Corp.	9,818	542
Caleres, Inc.	22,740	761
Cinemark Holdings, Inc.	10,821	377
D.R. Horton, Inc.	10,762	550
Dana Holding Corp.	22,425	718
G-III Apparel Group Ltd. (a)	16,979	626
Hanesbrands, Inc. (b)	28,291	592
Kohl's Corp.	7,719	419
Macy's, Inc.	27,936	703
Regal Entertainment Group, Class A	13,753	316
Sally Beauty Holdings, Inc. (a)	20,557	386
TEGNA, Inc.	64,870	914
Wyndham Worldwide Corp.	7,798	904
		9,078
Consumer Finance (2.6%):
Ally Financial, Inc.	72,691	2,120
Consumer Staples (3.2%):
Casey's General Stores, Inc. (b)	3,254	364
Hostess Brands, Inc. (a)	32,208	477
Lamb Weston Holdings, Inc.	11,968	676
Pilgrim's Pride Corp. (a) (b)	18,295	568
Pinnacle Foods, Inc.	9,054	538
		2,623

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Diversified Financial Services (1.1%):
Voya Financial, Inc.	18,205	$901
Energy (8.0%):
Diamondback Energy, Inc. (a)	7,581	956
Nabors Industries Ltd.	71,048	485
Parsley Energy, Inc., Class A (a)	26,796	789
Propetro Holding Corp. (a) (b)	46,998	947
Range Resources Corp.	28,967	494
RPC, Inc.	29,675	758
RSP Permian, Inc. (a)	22,604	919
U.S. Silica Holdings, Inc.	18,953	617
Ultra Petroleum Corp. (a)	61,982	562
		6,527
Health Care (3.8%):
Charles River Laboratories International, Inc. (a)	5,028	550
HealthSouth Corp.	12,309	608
Hill-Rom Holdings, Inc.	9,720	819
Molina Healthcare, Inc. (a)	7,151	548
Patterson Co., Inc.	16,154	584
		3,109
Industrials (13.0%):
Aerojet Rocketdyne Holdings, Inc. (a)	15,392	480
EMCOR Group, Inc.	10,431	853
Genesee & Wyoming, Inc., Class A (a)	7,357	579
Harsco Corp. (a)	12,355	230
Huntington Ingalls Industries, Inc.	3,030	714
ITT, Inc.	13,716	732
KLX, Inc. (a)	9,420	643
Knight-Swift Transportation Holdings, Inc.	17,338	759
ManpowerGroup, Inc.	6,580	830
MasTec, Inc. (a)	13,850	678
Meritor, Inc. (a)	33,222	780
Old Dominion Freight Line, Inc.	4,884	642
SkyWest, Inc.	14,210	755
Timken Co.	11,190	550
Univar, Inc. (a)	18,186	563
XPO Logistics, Inc. (a)	8,829	809
		10,597
Information Technology (8.9%):
Arrow Electronics, Inc. (a)	8,306	668
CACI International, Inc., Class A (a)	5,015	664
Cree, Inc. (a)	12,499	464
Cypress Semiconductor Corp.	31,822	485
Flextronics International Ltd. (a)	32,157	579
Marvell Technology Group Ltd.	30,431	654
Nuance Communications, Inc. (a)	46,500	760
Oclaro, Inc. (a)	32,920	222
ON Semiconductor Corp. (a)	30,632	642

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Tech Data Corp. (a)	8,449	$828
Teradata Corp. (a) (b)	18,430	709
Teradyne, Inc.	13,714	574
		7,249
Insurance (7.8%):
American Financial Group, Inc.	12,465	1,352
Arch Capital Group Ltd. (a)	12,488	1,133
Arthur J. Gallagher & Co.	10,238	648
Assurant, Inc.	7,177	724
Athene Holding Ltd., Class A (a)	10,483	542
CNO Financial Group, Inc.	26,547	655
First American Financial Corp.	14,103	790
Primerica, Inc.	5,737	583
		6,427
Materials (6.9%):
Allegheny Technologies, Inc. (a) (b)	29,065	702
Carpenter Technology Corp.	13,125	669
Ferro Corp. (a)	17,600	415
KapStone Paper and Packaging Corp.	18,833	427
Summit Materials, Inc., Class A (a) (b)	20,169	634
Trinseo SA	7,445	541
US Concrete, Inc. (a) (b)	7,725	646
Venator Materials PLC (a)	30,569	676
Westlake Chemical Corp.	8,196	873
		5,583
Real Estate (6.7%):
American Campus Communities, Inc.	16,144	662
DDR Corp.	147,932	1,326
DiamondRock Hospitality Co.	45,570	514
Duke Realty Investments, Inc.	32,780	893
Forest City Realty Trust, Inc., Class A	25,645	618
Kimco Realty Corp.	30,141	547
Mack Cali Realty Corp.	20,499	442
Sunstone Hotel Investors, Inc.	26,829	443
		5,445
Thrifts & Mortgage Finance (0.7%):
MGIC Investment Corp. (a)	40,302	569
Utilities (5.7%):
ALLETE, Inc.	8,620	641
Alliant Energy Corp.	19,874	848
Atmos Energy Corp.	8,035	691
Great Plains Energy, Inc.	23,929	771
Pinnacle West Capital Corp.	8,727	743

See notes to financial statements.

Victory Portfolios Victory Integrity Small/Mid-Cap Value Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PNM Resources, Inc.	10,135	$410
UGI Corp.	11,127	522
		4,626
Total Common Stocks (Cost $65,529)		79,618
Collateral for Securities Loaned (4.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	1,165,887	1,166
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	1,340,969	1,341
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	1,117,353	1,117
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	22,348	22
Total Collateral for Securities Loaned (Cost $3,646)		3,646
Total Investments (Cost $69,175) — 102.2%		83,264
Liabilities in excess of other assets — (2.2)%		(1,761)
NET ASSETS — 100.00%		$81,503

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (17.3%):
Amazon.com, Inc. (a)	2,275	$2,661
Best Buy Co., Inc.	101,205	6,930
BorgWarner, Inc.	51,005	2,606
Burlington Stores, Inc. (a)	64,695	7,959
D.R. Horton, Inc.	90,655	4,630
LCI Industries	39,475	5,132
Lear Corp.	38,140	6,737
Magna International, Inc., ADR	116,785	6,618
Nutrisystem, Inc.	75,685	3,981
PulteGroup, Inc.	159,830	5,314
Ross Stores, Inc.	97,840	7,852
The Children's Place, Inc.	38,185	5,550
The Home Depot, Inc.	25,695	4,870
Thor Industries, Inc.	24,185	3,645
Toll Brothers, Inc.	134,775	6,472
		80,957
Consumer Staples (6.3%):
Altria Group, Inc.	87,730	6,265
Costco Wholesale Corp.	31,015	5,773
Philip Morris International, Inc.	49,800	5,261
Tyson Foods, Inc., Class A	84,425	6,844
Wal-Mart Stores, Inc.	50,515	4,988
		29,131
Electronic Equipment, Instruments & Components (2.9%):
SYNNEX Corp.	45,880	6,238
Tech Data Corp. (a)	29,630	2,903
Zebra Technologies Corp., Class A (a)	41,815	4,340
		13,481
Energy (4.8%):
Chevron Corp.	54,965	6,881
EOG Resources, Inc.	29,985	3,236
Exxon Mobil Corp.	111,370	9,315
Valero Energy Corp.	33,840	3,110
		22,542
Financials (20.2%):
Ameriprise Financial, Inc.	42,660	7,229
Bank of America Corp.	402,095	11,870
Berkshire Hathaway, Inc., Class B (a)	39,680	7,865
Citigroup, Inc.	43,275	3,220
Citizens Financial Group, Inc.	150,370	6,313
Credit Acceptance Corp. (a) (b)	10,135	3,278
Essent Group Ltd. (a)	126,155	5,478
FCB Financial Holdings, Inc. (a)	135,315	6,874
JPMorgan Chase & Co.	71,940	7,693
Morgan Stanley	44,515	2,336

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	33,035	$3,300
Raymond James Financial, Inc.	68,535	6,120
SVB Financial Group (a)	23,830	5,571
The Bank of New York Mellon Corp.	55,025	2,964
Western Alliance BanCorp (a)	113,940	6,451
Zions BanCorp	136,285	6,927
		93,489
Health Care (10.2%):
Baxter International, Inc.	57,830	3,738
Bristol-Myers Squibb Co.	73,155	4,483
Celgene Corp. (a)	25,060	2,615
Express Scripts Holding Co. (a)	40,310	3,009
ICON PLC (a)	53,085	5,953
Innoviva, Inc. (a) (b)	215,515	3,058
Johnson & Johnson	62,875	8,785
Mylan NV (a)	120,330	5,091
UnitedHealth Group, Inc.	48,345	10,658
		47,390
Industrials (10.5%):
Caterpillar, Inc.	19,335	3,047
Cummins, Inc.	27,850	4,919
FedEx Corp.	17,315	4,321
ManpowerGroup, Inc.	49,470	6,239
Masco Corp.	85,515	3,758
Old Dominion Freight Line, Inc.	24,710	3,251
Patrick Industries, Inc. (a)	83,212	5,779
SkyWest, Inc.	69,545	3,693
United Rentals, Inc. (a)	45,890	7,889
Universal Forest Products, Inc.	169,025	6,358
		49,254
Internet Software & Services (5.0%):
Alphabet, Inc., Class A (a)	10,913	11,496
Facebook, Inc., Class A (a)	66,860	11,798
		23,294
Materials (3.4%):
Avery Dennison Corp.	48,410	5,560
Berry Global Group, Inc. (a)	61,450	3,605
Packaging Corp. of America	54,110	6,524
		15,689
Real Estate (0.6%):
American Tower Corp.	18,565	2,649
Semiconductors & Semiconductor Equipment (9.7%):
Analog Devices, Inc.	48,215	4,293
Broadcom Ltd.	31,285	8,037
Entegris, Inc.	142,370	4,335
Intel Corp.	147,550	6,811

See notes to financial statements.

Victory Portfolios Victory Munder Multi-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KLA-Tencor Corp.	44,215	$4,646
MKS Instruments, Inc.	49,050	4,635
Skyworks Solutions, Inc.	50,860	4,829
Texas Instruments, Inc.	71,565	7,474
		45,060
Software (3.7%):
Microsoft Corp.	154,500	13,216
Oracle Corp.	83,700	3,957
		17,173
Technology Hardware, Storage & Peripherals (4.4%):
Apple, Inc.	120,675	20,422
Total Common Stocks (Cost $361,443)		460,531
Exchange-Traded Funds (0.1%)
iShares Russell 3000 ETF	2,945	466
Total Exchange-Traded Funds (Cost $404)		466
Collateral for Securities Loaned (1.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	2,068,953	2,069
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	2,379,649	2,380
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	1,982,826	1,983
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	39,658	40
Total Collateral for Securities Loaned (Cost $6,472)		6,472
Total Investments (Cost $368,319) — 100.5%		467,469
Liabilities in excess of other assets — (0.5)%		(2,535)
NET ASSETS — 100.00%		$464,934

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (11.9%):
Advance Auto Parts, Inc.	754	$75
Amazon.com, Inc. (a)	4,081	4,773
Aptiv PLC (a)	2,712	230
AutoZone, Inc. (a)	281	200
Best Buy Co., Inc.	2,595	178
BorgWarner, Inc.	2,022	103
CarMax, Inc. (a)	1,860	119
Carnival Corp., Class A	4,161	276
CBS Corp., Class B	3,699	218
Charter Communications, Inc., Class A (a)	1,979	665
Chipotle Mexican Grill, Inc. (a)	253	73
Comcast Corp., Class A	47,590	1,906
D.R. Horton, Inc.	3,482	178
Darden Restaurants, Inc.	1,262	121
Discovery Communications, Inc., Class A (a)	1,571	35
Discovery Communications, Inc., Class C (a)	2,074	44
DISH Network Corp. (a)	2,325	111
Dollar General Corp.	2,658	247
Dollar Tree, Inc. (a)	2,419	260
Expedia, Inc.	1,254	150
Foot Locker, Inc.	1,265	59
Ford Motor Co.	39,806	497
Garmin Ltd.	1,132	67
General Motors Co.	13,043	535
Genuine Parts Co.	1,496	142
H&R Block, Inc.	2,133	56
Hanesbrands, Inc. (b)	3,720	78
Harley-Davidson, Inc. (b)	1,717	87
Hasbro, Inc.	1,156	105
Hilton Worldwide Holdings, Inc.	2,063	165
Kohl's Corp.	1,720	93
L Brands, Inc.	2,520	152
Leggett & Platt, Inc.	1,345	64
Lennar Corp., Class A	2,087	132
LKQ Corp. (a)	3,153	128
Lowe's Co., Inc.	8,497	790
Macy's, Inc.	3,108	78
Marriott International, Inc., Class A	3,125	424
Mattel, Inc. (b)	3,507	54
McDonald's Corp.	8,134	1,399
MGM Resorts International	5,199	174
Michael Kors Holdings Ltd. (a)	1,552	98
Mohawk Industries, Inc. (a)	645	177
Netflix, Inc. (a)	4,415	848
Newell Brands, Inc.	5,000	155
News Corp., Class A	3,908	63
News Corp., Class B	1,242	21
Nike, Inc., Class B	13,406	839
See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Nordstrom, Inc.	1,190	$56
Norwegian Cruise Line Holdings Ltd. (a)	1,818	97
Omnicom Group, Inc.	2,352	171
O'Reilly Automotive, Inc. (a)	868	209
PulteGroup, Inc.	2,759	92
PVH Corp.	790	108
Ralph Lauren Corp.	565	59
Ross Stores, Inc.	3,934	316
Royal Caribbean Cruises Ltd.	1,747	208
Scripps Networks Interactive, Inc., Class A	980	84
Signet Jewelers Ltd.	617	35
Starbucks Corp.	14,517	834
Tapestry, Inc.	2,901	128
Target Corp.	5,546	363
The Gap, Inc.	2,222	76
The Goodyear Tire & Rubber Co.	2,513	81
The Home Depot, Inc.	11,915	2,258
The Interpublic Group of Co., Inc.	3,965	80
The Priceline Group, Inc. (a)	498	865
The TJX Co., Inc.	6,492	496
The Walt Disney Co.	15,410	1,657
Tiffany & Co.	1,042	108
Time Warner, Inc.	7,944	727
Tractor Supply Co.	1,281	96
TripAdvisor, Inc. (a) (b)	1,106	38
Twenty-First Century Fox, Inc.	10,754	371
Twenty-First Century Fox, Inc., Class B	4,481	153
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	595	133
Under Armour, Inc., Class A (a) (b)	1,889	27
Under Armour, Inc., Class C (a) (b)	1,881	25
VF Corp.	3,346	248
Viacom, Inc., Class B	3,600	111
Whirlpool Corp.	733	124
Wyndham Worldwide Corp.	1,034	120
Wynn Resorts Ltd.	818	138
Yum! Brands, Inc.	3,438	281
		28,415
Consumer Staples (8.1%):
Altria Group, Inc.	19,469	1,390
Archer-Daniels-Midland Co.	5,706	229
Brown-Forman Corp., Class B	1,998	137
Campbell Soup Co. (b)	1,962	94
Church & Dwight Co., Inc. (b)	2,550	128
Colgate-Palmolive Co.	8,959	676
Conagra Brands, Inc.	4,168	157
Constellation Brands, Inc., Class A	1,758	402
Costco Wholesale Corp.	4,459	830
Coty, Inc., Class A	4,818	96
CVS Health Corp.	10,336	749
Dr Pepper Snapple Group, Inc.	1,842	179

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	5,799	$344
Hormel Foods Corp.	2,747	100
Kellogg Co.	2,538	173
Kimberly-Clark Corp.	3,589	433
McCormick & Co., Inc.	1,222	125
Molson Coors Brewing Co., Class B	1,885	155
Mondelez International, Inc., Class A	15,247	652
Monster Beverage Corp. (a)	4,200	266
PepsiCo, Inc.	14,510	1,740
Philip Morris International, Inc.	15,847	1,675
Sysco Corp.	4,891	297
The Clorox Co.	1,316	196
The Coca-Cola Co.	39,124	1,794
The Estee Lauder Cos., Inc., Class A	2,284	290
The Hershey Co.	1,439	163
The J.M. Smucker Co.	1,159	144
The Kraft Heinz Co.	6,092	474
The Kroger Co.	9,076	249
The Procter & Gamble Co.	25,998	2,388
Tyson Foods, Inc., Class A	3,036	246
Walgreens Boots Alliance, Inc.	8,858	643
Wal-Mart Stores, Inc.	14,934	1,475
		19,089
Energy (6.0%):
Anadarko Petroleum Corp.	5,583	299
Andeavor	1,464	167
Apache Corp.	3,887	164
Baker Hughes, Inc.	4,369	138
Cabot Oil & Gas Corp.	4,719	135
Chesapeake Energy Corp. (a) (b)	9,271	37
Chevron Corp.	19,379	2,426
Cimarex Energy Co.	972	119
Concho Resources, Inc. (a)	1,517	228
ConocoPhillips	12,198	670
Devon Energy Corp.	5,362	222
EOG Resources, Inc.	5,900	637
EQT Corp.	2,472	141
Exxon Mobil Corp.	43,233	3,616
Halliburton Co.	8,903	435
Helmerich & Payne, Inc. (b)	1,108	72
Hess Corp.	2,756	131
Kinder Morgan, Inc.	19,596	354
Marathon Oil Corp.	8,669	147
Marathon Petroleum Corp.	4,983	329
National Oilwell Varco, Inc.	3,878	140
Newfield Exploration Co. (a)	2,032	64
Noble Energy, Inc.	4,965	145
Occidental Petroleum Corp.	7,808	575
ONEOK, Inc.	3,912	209
Phillips 66	4,384	443

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Pioneer Natural Resources Co.	1,736	$300
Range Resources Corp.	2,304	39
Schlumberger Ltd.	14,134	952
TechnipFMC PLC	4,473	140
The Williams Cos., Inc.	8,435	257
Valero Energy Corp.	4,465	410
		14,141
Financials (14.8%):
Affiliated Managers Group, Inc.	567	116
Aflac, Inc.	4,011	352
American Express Co.	7,351	729
American International Group, Inc.	9,172	547
Ameriprise Financial, Inc.	1,509	256
Aon PLC	2,550	342
Arthur J. Gallagher & Co.	1,845	117
Assurant, Inc.	549	55
Bank of America Corp.	98,974	2,921
BB&T Corp.	8,049	400
Berkshire Hathaway, Inc., Class B (a)	19,635	3,892
BlackRock, Inc., Class A	1,260	647
Brighthouse Financial, Inc. (a)	978	57
Capital One Financial Corp.	4,946	493
CBOE Holdings, Inc.	1,158	144
Chubb Ltd.	4,736	693
Cincinnati Financial Corp.	1,523	114
Citigroup, Inc.	26,977	2,007
Citizens Financial Group, Inc.	5,020	211
CME Group, Inc.	3,472	507
Comerica, Inc.	1,774	154
Discover Financial Services	3,708	285
E*TRADE Financial Corp. (a)	2,762	137
Everest Re Group Ltd.	419	93
Fifth Third BanCorp	7,199	218
Franklin Resources, Inc.	3,334	144
Hartford Financial Services Group, Inc.	3,640	205
Huntington Bancshares, Inc.	11,029	161
Intercontinental Exchange, Inc.	5,969	421
Invesco Ltd.	4,153	152
JPMorgan Chase & Co.	35,402	3,785
KeyCorp	10,972	221
Leucadia National Corp.	3,199	85
Lincoln National Corp.	2,233	172
Loews Corp.	2,816	141
M&T Bank Corp.	1,536	263
Marsh & McLennan Co., Inc.	5,207	424
MetLife, Inc.	10,737	543
Moody's Corp.	1,696	250
Morgan Stanley	14,203	746
Nasdaq, Inc.	1,187	91
Navient Corp.	2,684	36

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	2,191	$219
People's United Financial, Inc.	3,533	66
Principal Financial Group, Inc.	2,740	193
Prudential Financial, Inc.	4,326	497
Raymond James Financial, Inc.	1,311	117
Regions Financial Corp.	11,835	205
S&P Global, Inc.	2,602	441
State Street Corp.	3,784	369
SunTrust Banks, Inc.	4,857	314
Synchrony Financial	7,506	290
T. Rowe Price Group, Inc.	2,472	259
The Allstate Corp.	3,661	383
The Bank of New York Mellon Corp.	10,448	563
The Charles Schwab Corp.	12,173	625
The Goldman Sachs Group, Inc.	3,579	913
The PNC Financial Services Group, Inc.	4,855	701
The Progressive Corp.	5,934	334
The Travelers Co., Inc.	2,793	379
Torchmark Corp.	1,095	99
U.S. BanCorp	16,085	862
Unum Group	2,289	126
Wells Fargo & Co.	45,218	2,742
Willis Towers Watson PLC	1,347	203
XL Group Ltd.	2,612	92
Zions BanCorp	2,038	104
		34,423
Health Care (13.7%):
Abbott Laboratories	17,759	1,014
AbbVie, Inc.	16,265	1,572
Aetna, Inc.	3,327	599
Agilent Technologies, Inc.	3,284	220
Alexion Pharmaceuticals, Inc. (a)	2,279	273
Align Technology, Inc. (a)	736	164
Allergan PLC	3,393	555
AmerisourceBergen Corp.	1,647	151
Amgen, Inc.	7,406	1,288
Anthem, Inc.	2,620	590
Baxter International, Inc.	5,115	331
Becton, Dickinson & Co.	2,704	579
Biogen, Inc. (a)	2,157	687
Boston Scientific Corp. (a)	14,011	347
Bristol-Myers Squibb Co.	16,699	1,023
Cardinal Health, Inc.	3,210	197
Celgene Corp. (a)	8,033	838
Centene Corp. (a)	1,760	178
Cerner Corp. (a)	3,222	217
Cigna Corp.	2,516	511
Danaher Corp.	6,246	580
DaVita, Inc. (a)	1,545	112
Dentsply Sirona, Inc.	2,343	154

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	2,159	$243
Eli Lilly & Co.	9,885	835
Envision Healthcare Corp. (a)	1,234	43
Express Scripts Holding Co. (a)	5,779	431
Gilead Sciences, Inc.	13,328	955
HCA Holdings, Inc. (a)	2,890	254
Henry Schein, Inc. (a)	1,601	112
Hologic, Inc. (a)	2,813	120
Humana, Inc.	1,458	362
IDEXX Laboratories, Inc. (a)	890	139
Illumina, Inc. (a)	1,490	326
Incyte Pharmaceuticals, Inc. (a)	1,787	169
Intuitive Surgical, Inc. (a)	1,143	417
IQVIA Holdings, Inc. (a)	1,485	145
Johnson & Johnson	27,411	3,830
Laboratory Corp. of America Holdings (a)	1,039	166
McKesson Corp.	2,127	332
Medtronic PLC	13,811	1,115
Merck & Co., Inc.	27,907	1,570
Mettler-Toledo International, Inc. (a)	261	162
Mylan NV (a)	5,472	232
Patterson Co., Inc.	840	30
PerkinElmer, Inc.	1,125	82
Perrigo Co. PLC	1,336	116
Pfizer, Inc.	60,817	2,203
Quest Diagnostics, Inc.	1,391	137
Regeneron Pharmaceuticals, Inc. (a)	786	296
ResMed, Inc.	1,448	123
Stryker Corp.	3,284	508
The Cooper Co., Inc.	499	109
Thermo Fisher Scientific, Inc.	4,091	776
UnitedHealth Group, Inc.	9,887	2,179
Universal Health Services, Inc., Class B	894	101
Varian Medical Systems, Inc. (a)	935	104
Vertex Pharmaceuticals, Inc. (a)	2,580	387
Waters Corp. (a)	811	157
Zimmer Biomet Holdings, Inc.	2,066	249
Zoetis, Inc.	4,972	358
		32,053
Industrials (10.0%):
3M Co.	6,089	1,433
A.O. Smith Corp.	1,488	91
Acuity Brands, Inc.	430	76
Alaska Air Group, Inc.	1,255	92
Allegion PLC	969	77
American Airlines Group, Inc.	4,345	226
AMETEK, Inc.	2,358	171
Arconic, Inc.	4,320	118
C.H. Robinson Worldwide, Inc.	1,422	127
Caterpillar, Inc.	6,070	956

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cintas Corp.	879	$137
CSX Corp.	9,119	502
Cummins, Inc.	1,592	281
Deere & Co.	3,264	511
Delta Air Lines, Inc.	6,692	375
Dover Corp.	1,590	161
Eaton Corp. PLC	4,495	355
Emerson Electric Co.	6,548	456
Equifax, Inc.	1,225	144
Expeditors International of Washington, Inc.	1,813	117
Fastenal Co.	2,932	161
FedEx Corp.	2,517	628
Flowserve Corp.	1,333	56
Fluor Corp.	1,427	74
Fortive Corp.	3,121	226
Fortune Brands Home & Security, Inc.	1,571	108
General Dynamics Corp.	2,833	576
General Electric Co.	88,481	1,545
Honeywell International, Inc.	7,773	1,192
IHS Markit Ltd. (a)	3,706	167
Illinois Tool Works, Inc.	3,146	525
Ingersoll-Rand PLC	2,549	227
J.B. Hunt Transport Services, Inc.	873	100
Jacobs Engineering Group, Inc.	1,229	81
Johnson Controls International PLC	9,442	360
Kansas City Southern	1,056	111
L3 Technologies, Inc.	797	158
Lockheed Martin Corp.	2,545	817
Masco Corp.	3,209	141
Nielsen Holdings PLC	3,416	124
Norfolk Southern Corp.	2,920	423
Northrop Grumman Corp.	1,776	545
PACCAR, Inc.	3,587	255
Parker-Hannifin Corp.	1,359	271
Pentair PLC	1,685	119
Quanta Services, Inc. (a)	1,579	62
Raytheon Co.	2,950	554
Republic Services, Inc., Class A	2,319	157
Robert Half International, Inc.	1,279	71
Rockwell Automation, Inc.	1,311	257
Rockwell Collins, Inc.	1,661	225
Roper Technologies, Inc.	1,044	270
Snap-on, Inc.	582	101
Southwest Airlines Co.	5,570	365
Stanley Black & Decker, Inc.	1,565	266
Stericycle, Inc. (a)	871	59
Textron, Inc.	2,688	152
The Boeing Co.	5,712	1,685
TransDigm Group, Inc.	493	135
Union Pacific Corp.	8,031	1,077

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Continental Holdings, Inc. (a)	2,569	$173
United Parcel Service, Inc., Class B	7,010	835
United Rentals, Inc. (a)	862	148
United Technologies Corp.	7,577	967
Verisk Analytics, Inc., Class A (a)	1,586	153
W.W. Grainger, Inc.	529	125
Waste Management, Inc.	4,076	352
Xylem, Inc.	1,832	125
		23,710
Information Technology (23.6%):
Accenture PLC, Class A	6,305	965
Activision Blizzard, Inc.	7,714	488
Adobe Systems, Inc. (a)	5,029	881
Advanced Micro Devices, Inc. (a) (b)	8,367	86
Akamai Technologies, Inc. (a)	1,726	112
Alliance Data Systems Corp.	490	124
Alphabet, Inc., Class A (a)	3,041	3,203
Alphabet, Inc., Class C (a)	3,080	3,223
Amphenol Corp., Class A	3,115	273
Analog Devices, Inc.	3,761	335
ANSYS, Inc. (a)	866	128
Apple, Inc.	52,385	8,866
Applied Materials, Inc.	10,881	556
Autodesk, Inc. (a)	2,236	234
Automatic Data Processing, Inc.	4,525	530
Broadcom Ltd.	4,148	1,066
CA, Inc.	3,203	107
Cadence Design Systems, Inc. (a)	2,881	120
Cisco Systems, Inc.	50,440	1,932
Citrix Systems, Inc. (a)	1,460	128
Cognizant Technology Solutions Corp., Class A	6,016	427
Corning, Inc.	8,867	284
CSRA, Inc.	1,671	50
DXC Technology Co.	2,911	276
eBay, Inc. (a)	9,912	374
Electronic Arts, Inc. (a)	3,142	330
F5 Networks, Inc. (a)	639	84
Facebook, Inc., Class A (a)	24,332	4,294
Fidelity National Information Services, Inc.	3,406	320
Fiserv, Inc. (a)	2,126	279
FLIR Systems, Inc.	1,414	66
Gartner, Inc. (a)	925	114
Global Payments, Inc.	1,624	163
Harris Corp.	1,216	172
Hewlett Packard Enterprises Co.	16,274	234
HP, Inc.	17,042	358
Intel Corp.	47,750	2,204
International Business Machines Corp.	8,785	1,348
Intuit, Inc.	2,478	391
Juniper Networks, Inc.	3,825	109

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
KLA-Tencor Corp.	1,599	$168
Lam Research Corp.	1,652	304
Mastercard, Inc., Class A	9,477	1,434
Microchip Technology, Inc.	2,387	210
Micron Technology, Inc. (a)	11,767	484
Microsoft Corp.	78,712	6,733
Motorola Solutions, Inc.	1,653	149
NetApp, Inc.	2,752	152
Nvidia Corp.	6,183	1,196
Oracle Corp.	31,085	1,470
Paychex, Inc.	3,263	222
PayPal Holdings, Inc. (a)	11,527	849
Qorvo, Inc. (a)	1,299	87
QUALCOMM, Inc.	15,041	963
Red Hat, Inc. (a)	1,805	217
Salesforce.com, Inc. (a)	7,001	716
Seagate Technology PLC	2,952	124
Skyworks Solutions, Inc.	1,875	178
Symantec Corp.	6,326	178
Synopsys, Inc. (a)	1,533	131
TE Connectivity Ltd.	3,588	341
Texas Instruments, Inc.	10,056	1,050
The Western Union Co.	4,686	89
Total System Services, Inc.	1,707	135
VeriSign, Inc. (a)	865	99
Visa, Inc., Class A	18,503	2,111
Western Digital Corp.	3,018	240
Xerox Corp.	2,178	63
Xilinx, Inc.	2,560	173
		55,500
Materials (3.0%):
Air Products & Chemicals, Inc.	2,224	365
Albemarle Corp.	1,127	144
Avery Dennison Corp.	902	104
Ball Corp.	3,572	135
CF Industries Holdings, Inc.	2,380	101
DowDuPont, Inc.	23,875	1,701
Eastman Chemical Co.	1,467	136
Ecolab, Inc.	2,653	356
FMC Corp.	1,370	130
Freeport-McMoRan, Inc. (a)	13,736	261
International Flavors & Fragrances, Inc.	806	123
International Paper Co.	4,213	244
Lyondellbasell Industries NV, Class A	3,300	364
Martin Marietta Materials, Inc.	641	142
Monsanto Co.	4,482	523
Newmont Mining Corp.	5,442	204
Nucor Corp.	3,244	206
Packaging Corp. of America	963	116
PPG Industries, Inc.	2,596	303

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Praxair, Inc.	2,921	$452
Sealed Air Corp.	1,840	91
The Mosaic Co.	3,581	92
The Sherwin-Williams Co.	840	344
Vulcan Materials Co.	1,350	173
WestRock Co.	2,598	164
		6,974
Real Estate (2.9%):
Alexandria Real Estate Equities, Inc.	977	128
American Tower Corp.	4,376	623
Apartment Investment & Management Co., Class A	1,602	70
AvalonBay Communities, Inc.	1,409	251
Boston Properties, Inc.	1,575	205
CBRE Group, Inc., Class A (a)	3,083	134
Crown Castle International Corp.	4,145	460
Digital Realty Trust, Inc.	2,096	239
Duke Realty Investments, Inc.	3,634	99
Equinix, Inc.	798	362
Equity Residential	3,749	239
Essex Property Trust, Inc.	674	163
Extra Space Storage, Inc.	1,285	112
Federal Realty Investment Trust	740	98
Ggp US	6,370	149
HCP, Inc.	4,786	125
Host Hotels & Resorts, Inc.	7,551	150
Iron Mountain, Inc.	2,724	103
Kimco Realty Corp.	4,343	79
Mid-America Apartment Communities, Inc.	1,159	117
Prologis, Inc.	5,429	350
Public Storage	1,527	319
Realty Income Corp.	2,875	164
Regency Centers Corp.	1,510	104
SBA Communications Corp. (a)	1,199	196
Simon Property Group, Inc.	3,171	544
SL Green Realty Corp.	1,003	101
The Macerich Co.	1,106	73
UDR, Inc.	2,730	105
Ventas, Inc.	3,634	218
Vornado Realty Trust	1,759	138
Welltower, Inc.	3,779	241
Weyerhaeuser Co.	7,702	272
		6,731
Telecommunication Services (2.0%):
AT&T, Inc.	62,646	2,435
CenturyLink, Inc.	9,925	166
Verizon Communications, Inc.	41,622	2,203
		4,804

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.0%):
AES Corp.	6,738	$73
Alliant Energy Corp.	2,359	101
Ameren Corp.	2,476	146
American Electric Power Co., Inc.	5,018	369
American Water Works Co., Inc.	1,820	167
CenterPoint Energy, Inc.	4,398	125
CMS Energy Corp.	2,877	136
Consolidated Edison, Inc.	3,164	269
Dominion Resources, Inc.	6,566	532
DTE Energy Co.	1,830	200
Duke Energy Corp.	7,141	601
Edison International	3,324	210
Entergy Corp.	1,839	150
Eversource Energy	3,233	204
Exelon Corp.	9,796	386
FirstEnergy Corp.	4,539	139
NextEra Energy, Inc.	4,799	749
NiSource, Inc.	3,436	88
NRG Energy, Inc.	3,069	87
PG&E Corp.	5,232	235
Pinnacle West Capital Corp.	1,140	97
PPL Corp.	6,970	216
Public Service Enterprise Group, Inc.	5,163	266
SCANA Corp.	1,455	58
Sempra Energy	2,562	274
The Southern Co.	10,240	492
WEC Energy Group, Inc.	3,220	214
Xcel Energy, Inc.	5,181	249
		6,833
Total Common Stocks (Cost $56,476)		232,673
Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	236,509	237
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	272,026	272
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	226,664	227
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	4,533	5
Total Collateral for Securities Loaned (Cost $741)		741
Total Investments (Cost $57,217) — 99.3%		233,414
Other assets in excess of liabilities — 0.7%		1,712
NET ASSETS — 100.00%		$235,126

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued December 31, 2017

  (Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	15	3/16/18	$1,981,188	$2,007,000	$25,812
Total unrealized appreciation					$25,812
Total unrealized depreciation					—
Total net unrealized appreciation(depreciation)					$25,812

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Consumer Discretionary (14.7%):
Burlington Stores, Inc. (a)	457,000	$56,225
L Brands, Inc.	824,400	49,645
Liberty Broadband Corp., Class A (a)	287,661	24,466
Liberty Broadband Corp., Class C (a)	520,121	44,293
Liberty Sirius XM Group, Class A (a)	274,146	10,873
Liberty Sirius XM Group, Class C (a)	834,892	33,111
Live Nation Entertainment, Inc. (a)	731,800	31,153
NVR, Inc. (a)	9,000	31,574
Ross Stores, Inc.	1,240,800	99,574
Royal Caribbean Cruises Ltd.	327,800	39,100
Thor Industries, Inc.	638,000	96,159
Wynn Resorts Ltd.	350,600	59,108
		575,281
Consumer Staples (2.7%):
Monster Beverage Corp. (a)	929,500	58,828
Pinnacle Foods, Inc.	780,500	46,416
		105,244
Energy (3.6%):
Concho Resources, Inc. (a)	324,100	48,686
Diamondback Energy, Inc. (a)	416,100	52,532
Gulfport Energy Corp. (a)	689,100	8,793
Parsley Energy, Inc., Class A (a)	1,084,600	31,931
		141,942
Financials (14.0%):
Affiliated Managers Group, Inc.	354,000	72,658
KeyCorp	1,903,900	38,402
Northern Trust Corp.	685,100	68,435
Radian Group, Inc.	2,242,600	46,220
Reinsurance Group of America, Inc.	616,000	96,053
SLM Corp. (a)	5,386,900	60,872
SunTrust Banks, Inc.	1,062,100	68,601
SVB Financial Group (a)	423,000	98,884
		550,125
Health Care (11.7%):
Agilent Technologies, Inc.	939,100	62,892
Align Technology, Inc. (a)	190,400	42,305
Baxter International, Inc.	1,124,200	72,668
BioMarin Pharmaceutical, Inc. (a)	625,225	55,751
Centene Corp. (a)	703,600	70,979
Dentsply Sirona, Inc.	715,200	47,082
HealthSouth Corp.	1,280,000	63,245
Zoetis, Inc.	656,900	47,323
		462,245

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (15.6%):
A.O. Smith Corp.	1,187,200	$72,752
AMETEK, Inc.	759,200	55,019
Carlisle Cos., Inc.	403,200	45,824
Colfax Corp. (a)	1,197,800	47,457
KAR Auction Services, Inc.	1,098,500	55,485
L3 Technologies, Inc.	246,200	48,711
Owens Corning, Inc.	338,200	31,094
Roper Technologies, Inc.	216,200	55,995
Snap-on, Inc.	151,300	26,372
Verisk Analytics, Inc., Class A (a)	497,200	47,731
WABCO Holdings, Inc. (a)	355,100	50,956
XPO Logistics, Inc. (a)	881,200	80,709
		618,105
Information Technology (18.0%):
Amphenol Corp., Class A	684,600	60,108
Broadcom Ltd.	113,300	29,107
CDW Corp. of Delaware	827,300	57,489
Fidelity National Information Services, Inc.	898,500	84,540
Harris Corp.	153,400	21,729
IPG Photonics Corp. (a)	349,700	74,882
Lam Research Corp.	203,000	37,366
Microchip Technology, Inc.	890,200	78,232
Nvidia Corp.	95,200	18,421
Palo Alto Networks, Inc. (a)	208,000	30,148
PTC, Inc. (a)	942,900	57,300
Skyworks Solutions, Inc.	533,600	50,665
SYNNEX Corp.	240,200	32,655
Tyler Technologies, Inc. (a)	233,300	41,306
Western Digital Corp.	450,600	35,836
		709,784
Materials (5.6%):
Ball Corp.	1,057,400	40,023
CF Industries Holdings, Inc.	695,200	29,574
Eagle Materials, Inc., Class A	352,200	39,904
FMC Corp.	440,000	41,650
Freeport-McMoRan, Inc. (a)	1,446,100	27,418
Vulcan Materials Co.	345,100	44,301
		222,870
Real Estate (8.4%):
CBRE Group, Inc., Class A (a)	1,093,400	47,355
Digital Realty Trust, Inc.	464,025	52,853
Gramercy Property Trust	994,700	26,519
Kilroy Realty Corp.	593,600	44,312
SBA Communications Corp. (a)	526,800	86,059
Sun Communities, Inc.	336,800	31,248
The Macerich Co.	574,800	37,753
		326,099

See notes to financial statements.

Victory Portfolios Victory Munder Mid-Cap Core Growth Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.2%):
CenterPoint Energy, Inc.	1,182,500	$33,536
NiSource, Inc.	1,847,900	47,435
Sempra Energy	423,000	45,227
		126,198
Total Common Stocks (Cost $2,382,037)		3,837,893
Exchange-Traded Funds (2.2%)
SPDR S&P MidCap 400 ETF	250,352	86,474
Total Exchange-Traded Funds (Cost $86,085)		86,474
Total Investments (Cost $2,468,122) — 99.7%		3,924,367
Other assets in excess of liabilities — 0.3%		13,340
NET ASSETS — 100.00%		$3,937,707

(a)  Non-income producing security.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communications Equipment (2.6%):
Lumentum Holdings, Inc. (a)	819	$40
Silicom Ltd.	1,946	136
		176
Consumer Discretionary (14.4%):
At Home Group, Inc. (a) (b)	2,299	70
Brunswick Corp.	1,191	66
Burlington Stores, Inc. (a)	1,131	139
Cavco Industries, Inc. (a)	341	52
Dave & Buster's Entertainment, Inc. (a)	1,824	101
Five Below, Inc. (a)	1,497	99
Gentherm, Inc. (a)	1,260	40
LCI Industries	800	104
Liberty Broadband Corp., Class A (a)	1,206	103
Planet Fitness, Inc., Class A (a)	2,510	87
Tenneco, Inc.	1,379	81
The Tile Shop Holdings, Inc.	3,187	31
		973
Consumer Staples (2.1%):
Pinnacle Foods, Inc.	1,371	82
Spectrum Brands Holdings, Inc.	540	61
		143
Electronic Equipment, Instruments & Components (4.3%):
Coherent, Inc. (a)	335	94
Fabrinet (a)	2,386	68
ID Systems, Inc. (a)	8,177	57
Napco Security Systems, Inc. (a)	8,173	72
		291
Energy (3.3%):
Abraxas Petroleum Corp. (a)	14,978	37
Diamondback Energy, Inc. (a)	758	96
Gulfport Energy Corp. (a)	2,834	36
Lonestar Resources US, Inc., Class A (a)	14,466	57
		226
Financials (7.6%):
Bank of The Ozarks, Inc.	1,356	66
Crawford & Co., Class A	5,895	50
Heritage Insurance Holdings, Inc.	3,435	62
Radian Group, Inc.	4,209	87
Silvercrest Asset Management Group, Inc.	4,070	65
SLM Corp. (a)	5,667	64
WTB Financial Corp., Class B	351	124
		518

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (21.0%):
Acadia Pharmaceuticals, Inc. (a) (b)	513	$15
Adamas Pharmaceuticals, Inc. (a)	845	29
Aduro Biotech, Inc. (a)	1,051	8
Advaxis, Inc. (a) (b)	5,316	15
Agenus, Inc. (a)	3,692	12
AMN Healthcare Services, Inc. (a)	1,242	61
Array BioPharma, Inc. (a)	3,030	39
Arrowhead Pharmaceuticals, Inc. (a)	3,599	13
AtriCure, Inc. (a)	3,265	60
Bluebird Bio, Inc. (a)	337	60
Cambrex Corp. (a)	1,584	76
Cellectis SA, ADR (a)	683	20
Cidara Therapeutics, Inc. (a)	2,207	15
Clovis Oncology, Inc. (a)	189	13
Corium International, Inc. (a)	4,686	45
Dexcom, Inc. (a)	474	27
Dynavax Technologies Corp. (a) (b)	1,557	29
Esperion Therapeutics, Inc. (a)	282	19
Foamix Pharmaceuticals Ltd. (a)	3,583	22
GenMark Diagnostics, Inc. (a)	6,439	27
HealthSouth Corp.	1,373	68
Lexicon Pharmaceuticals (a) (b)	1,557	15
Merit Medical Systems, Inc. (a)	3,069	132
MiMedx Group, Inc. (a) (b)	2,981	38
Nektar Therapeutics (a)	1,427	85
Neurocrine Biosciences, Inc. (a)	660	51
Omeros Corp. (a) (b)	1,570	31
Portola Pharmaceuticals, Inc. (a)	1,591	78
RadNet, Inc. (a)	6,211	63
Reata Pharmaceuticals, Inc. (a)	1,000	28
Rigel Pharmaceuticals, Inc. (a)	11,653	45
Spark Therapeutics, Inc. (a)	394	20
Stemline Therapeutics, Inc. (a)	1,858	29
Synergy Pharmaceuticals, Inc. (a) (b)	13,507	30
Teligent, Inc. (a)	3,312	12
TG Therapeutics, Inc. (a)	3,056	25
Trevena, Inc. (a)	2,717	4
Ultragenyx Pharmaceutical, Inc. (a)	443	21
Vital Therapies, Inc. (a)	3,807	23
Xencor, Inc. (a)	1,244	27
		1,430
Industrials (15.3%):
Apogee Enterprises, Inc.	2,153	98
Astronics Corp. (a)	1,867	77
Caesarstone Sdot Yam Ltd. (a)	1,087	23
Casella Waste Systems, Inc. (a)	3,750	86
Comfort Systems USA, Inc.	1,367	59
Continental Building Products, Inc. (a)	2,945	83
Lydall, Inc. (a)	992	50

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marten Transport Ltd.	4,725	$96
Mueller Water Products, Inc., Class A	4,929	62
On Assignment, Inc. (a)	1,694	109
PGT, Inc. (a)	7,317	124
Trex Co., Inc. (a)	657	71
TrueBlue, Inc. (a)	2,177	60
Tutor Perini Corp. (a)	1,722	44
		1,042
Internet Software & Services (3.9%):
Box, Inc. (a)	1,971	42
GoDaddy, Inc., Class A (a)	1,504	76
j2 Global, Inc.	512	38
LivePerson, Inc. (a)	4,008	46
LogMeIn, Inc.	570	65
		267
IT Services (4.8%):
EPAM Systems, Inc. (a)	1,124	121
Euronet Worldwide, Inc. (a)	906	76
WNS Holdings Ltd., ADR (a)	3,197	128
		325
Materials (3.3%):
Summit Materials, Inc., Class A (a)	2,231	70
Trinseo SA	1,001	73
US Concrete, Inc. (a) (b)	936	78
		221
Real Estate (3.5%):
Firstservice Corp.	897	63
Retail Opportunity Investments Corp.	2,839	57
Rexford Industrial Realty, Inc.	1,983	58
Sun Communities, Inc.	673	62
		240
Semiconductors & Semiconductor Equipment (3.2%):
Cavium, Inc. (a)	555	47
Inphi Corp. (a)	1,344	49
ON Semiconductor Corp. (a)	5,686	119
		215
Software (6.7%):
BroadSoft, Inc. (a) (b)	1,782	98
Imperva, Inc. (a)	1,625	65
PTC, Inc. (a)	1,189	72
QAD, Inc.	2,947	114
SS&C Technologies Holdings, Inc.	1,749	71
Zix Corp. (a)	8,920	39
		459

See notes to financial statements.

Victory Portfolios Victory Munder Small Cap Growth Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunication Services (1.0%):
Vonage Holdings Corp. (a)	6,906	$70
Total Common Stocks (Cost $5,339)		6,596
Exchange-Traded Funds (2.1%)
iShares Russell 2000 Growth ETF (b)	763	142
Total Exchange-Traded Funds (Cost $122)		142
Collateral for Securities Loaned (8.0%)
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (c)	174,841	175
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (c)	201,097	201
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (c)	167,562	168
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (c)	3,351	3
Total Collateral for Securities Loaned (Cost $547)		547
Total Investments (Cost $6,008) — 107.1%		7,285
Liabilities in excess of other assets — (7.1)%		(484)
NET ASSETS — 100.00%		$6,801

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.1%)
Brazil (7.3%):
Consumer Discretionary (2.1%):
Construtora Tenda SA (b)	10,300	$62
Smiles Fidelidade SA	2,900	67
		129
Consumer Staples (0.9%):
Sao Martinho SA	9,300	54
Energy (0.7%):
Qgep Paticipacoes SA	12,400	40
Financials (0.8%):
Banco Do Estado Do Rio Grande Do SUL SA	6,700	30
Wiz Solucoes E Corretagem de Seguros SA	5,497	19
		49
Health Care (1.0%):
Fleury SA	3,100	28
Qualicorp SA	3,300	31
		59
Industrials (0.7%):
EcoRodovias Infraestrutura e Logistica SA	11,300	42
Real Estate (0.5%):
Iguatemi EMP de Shopping	2,600	31
Utilities (0.6%):
Companhia de Saneamento de Minas Gerais	2,700	35
		439
China (14.1%):
Consumer Discretionary (5.1%):
China Lodging Group Ltd., ADR	558	81
China Yongda Automobiles Services Holdings Ltd.	38,500	44
Minth Group Ltd.	10,000	60
Q Technology Group Co. Ltd. (c)	16,000	22
Tianneng Power International Ltd.	34,000	35
Zhongsheng Group Holdings Ltd.	29,000	66
		308
Consumer Staples (1.1%):
Anhui Gujing Distillery Co. Ltd., Class B	11,300	64
Energy (0.3%):
Hilong Holdings Ltd.	133,000	19
Health Care (0.7%):
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (d)	11,600	41
Industrials (1.7%):
China Lesso Group Holdings Ltd.	36,000	23
Lonking Holdings Ltd.	112,000	49
Shenzhen Expressway Co. Ltd., Class H	28,000	29
		101
See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (2.8%):
Autohome, Inc., ADR (b)	473	$31
BYD Electronic (International) Co. Ltd.	13,500	29
Hua Hong Semiconductor Ltd. (d)	22,000	47
YY, Inc., ADR (b)	559	63
		170
Real Estate (1.5%):
Logan Property Holdings Co. Ltd. (c)	86,000	89
Telecommunication Services (0.5%):
China Communications Services Corp. Ltd.	50,000	33
Utilities (0.4%):
Huaneng Renewables Corp. Ltd.	74,000	25
		850
Cyprus (0.6%):
Financials (0.6%):
TCS Group Holding PLC, GDR	2,025	38
Egypt (0.5%):
Financials (0.5%):
Credit Agricole Egypt	12,545	30
Greece (1.6%):
Consumer Discretionary (1.1%):
FF Group (b)	2,849	65
Industrials (0.5%):
Mytilineos Holdings SA	2,758	30
		95
Hong Kong (6.8%):
Consumer Staples (0.6%):
China Agri-Industries Holdings Ltd.	79,000	35
Financials (0.4%):
Far East Horizon Ltd.	32,000	27
Health Care (0.8%):
Ssy Group, Ltd.	74,000	46
Industrials (0.5%):
Sinotruk Hong Kong Ltd. (c)	26,500	30
Information Technology (0.8%):
Kingboard Laminates Holdings Ltd.	33,000	51
Materials (1.9%):
China Resources Cement Holdings Ltd.	76,000	50
Lee & Man Paper Manufacturing Ltd.	58,000	68
		118
Real Estate (0.7%):
Shenzhen Investment Ltd.	104,000	43

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (1.1%):
Canvest Environmental Protection Group Co. Ltd. (c)	57,000	$33
China Water Affairs Group Ltd.	34,000	31
		64
		414
Hungary (0.5%):
Telecommunication Services (0.5%):
Magyar Telekom Telecommunications PLC	16,102	28
India (12.1%):
Consumer Discretionary (2.4%):
PC Jeweller Ltd.	9,996	71
Sundram Fasteners Ltd.	8,136	75
		146
Consumer Staples (0.8%):
Balrampur Chini Mills Ltd.	23,131	48
Energy (0.4%):
Mangalore Refinery and Petrochemicals Ltd.	13,447	27
Financials (2.4%):
BSE Ltd.	2,851	41
Indian Bank	10,257	60
Muthoot Finance Ltd.	5,678	42
		143
Health Care (1.1%):
Jubilant Life Sciences Ltd.	2,531	31
Natco Pharma Ltd.	2,264	34
		65
Industrials (1.3%):
IRB Infrastructure Developers Ltd.	10,604	39
KEC International Ltd.	6,445	39
		78
Information Technology (0.6%):
Mphasis Ltd.	3,240	37
Materials (1.3%):
Dalmia Bharat Ltd.	1,606	81
Real Estate (0.6%):
Sobha Ltd.	3,859	37
Utilities (1.2%):
Indraprastha Gas Ltd.	7,027	37
VA Tech Wabag Ltd.	3,532	34
		71
		733

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Indonesia (0.7%):
Telecommunication Services (0.7%):
PT Link Net TBK	109,000	$44
Jersey (0.7%):
Information Technology (0.7%):
WNS Holdings Ltd., ADR (b)	993	40
Korea, Republic Of (18.2%):
Consumer Discretionary (1.9%):
F&F Co. Ltd.	1,312	52
GS Home Shopping, Inc.	138	28
SL Corp.	1,507	34
		114
Consumer Staples (1.6%):
Dongwon Industries Co. Ltd.	151	47
Maeil Dairies Co. Ltd. (b)	850	53
		100
Financials (1.3%):
KIWOOM Securities Co. Ltd.	609	50
Meritz Fire & Marine Insurance Co. Ltd.	1,325	29
		79
Health Care (4.1%):
Chong Kun Dang Pharmaceutical Corp.	276	36
Dentium Co. Ltd.	973	56
Interojo Co. Ltd.	1,063	38
Korea United Pharmaceuticals, Inc.	1,230	35
Samjin Pharmaceutical Co. Ltd.	1,125	38
Value Added Technology Co. Ltd.	1,327	42
		245
Industrials (1.1%):
Hyundai Construction Equipment Co. Ltd. (b)	152	24
LS Industrial Systems Co. Ltd.	705	43
		67
Information Technology (4.3%):
Com2us Corp.	265	34
DuzonBizon Co. Ltd.	1,149	36
Seoul Semiconductor Co. Ltd.	2,007	52
SFA Engineering Corp.	1,593	57
Tes Co. Ltd.	2,272	81
		260
Materials (3.3%):
Korea Petrochemical Ind Co. Ltd.	167	41
Poongsan Corp.	1,605	71
POSCO CHEMTECH Co. Ltd.	2,326	87
		199

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.6%):
Korea Real Estate Investment & Trust Co. Ltd.	11,717	$34
		1,098
Luxembourg (1.4%):
Materials (1.4%):
Ternium SA, ADR	2,655	84
Malaysia (2.7%):
Consumer Discretionary (0.7%):
Padini Holdings Berhad	33,000	43
Energy (0.8%):
Serba Dinamik Holdings BHD	63,700	51
Industrials (0.6%):
AIRASIA BERHAD	42,300	35
Real Estate (0.6%):
Uoa Development Berhad	61,100	36
		165
Mexico (1.7%):
Consumer Discretionary (0.5%):
Consorcio ARA SAB de CV	77,361	30
Financials (0.4%):
Bolsa Mexicana de Valores SAB de CV	16,272	28
Real Estate (0.8%):
Corporacion Inmobiliaria Vesta SAB de CV	20,483	25
Macquarie Mexico Real Estate Management SA de CV	21,410	23
		48
		106
Philippines (2.1%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp. (b)	267,200	59
Industrials (0.5%):
Cebu Air, Inc.	13,640	27
Real Estate (0.6%):
Vista Land & Lifescapes, Inc.	326,200	39
		125
Poland (1.3%):
Financials (0.7%):
Warsaw Stock Exchange	3,127	42
Industrials (0.6%):
Budimex SA	555	34
		76

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Russian Federation (0.5%):
Industrials (0.5%):
Aeroflot — Russian Airlines PJSC	12,700	$31
Singapore (0.9%):
Real Estate (0.9%):
Yanlord Land Group Ltd.	43,400	52
South Africa (3.7%):
Consumer Staples (0.6%):
Astral Foods Ltd.	1,673	37
Energy (0.7%):
Exxaro Resources Ltd.	3,194	42
Industrials (1.0%):
Barloword, Ltd.	4,681	60
Materials (0.8%):
Sappi Ltd.	6,728	49
Real Estate (0.6%):
Vukile Property Fund Ltd.	20,168	34
		222
Taiwan (15.8%):
Consumer Discretionary (1.5%):
Gourmet Master Co. Ltd.	3,200	47
KMC Kuei Meng International, Inc.	10,000	43
		90
Financials (0.5%):
King's Town Bank Co. Ltd.	27,000	34
Health Care (1.1%):
St.Shine Optical Co. Ltd.	2,000	65
Industrials (3.3%):
AirTac International Group	4,000	72
Chicony Power Technology Co. Ltd.	24,130	50
Kung Long Batteries Industrial Co. Ltd.	7,000	34
Turvo International Co. Ltd.	12,000	42
		198
Information Technology (7.8%):
Chroma ATE, Inc.	9,000	49
Compeq Manufacturing Co. Ltd.	24,000	31
Epistar Corp. (b)	34,000	51
Flexium Interconnect, Inc.	12,445	44
Getac Technology Corp.	28,000	41
Merry Electronics Co. Ltd.	10,000	65
Powertech Technology, Inc.	15,000	44
Tripod Technology Corp.	17,000	53
Win Semiconductors Corp.	6,000	57
Winbond Electronics Corp.	47,932	38
		473

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.6%):
China General Plastics Corp.	88,440	$96
		956
Thailand (3.5%):
Financials (1.0%):
Thanachart Capital PLC	36,300	63
Health Care (0.8%):
Mega Lifesciences Public Co. Ltd. — NVDR	35,100	47
Information Technology (0.5%):
Hana Microelectronics PCL	20,000	27
Real Estate (0.5%):
Supalai PCL	38,300	28
Utilities (0.7%):
BCPG PCL	60,100	44
		209
Turkey (1.4%):
Industrials (1.0%):
Tekfen Holding AS	13,439	60
Materials (0.4%):
Anadolu CAM Sanayii AS	39,676	28
		88
Total Common Stocks (Cost $4,377)		5,923
Preferred Stocks (0.6%)
Russian Federation (0.6%):
Energy (0.6%):
Ak Transneft OAO	12	38
Total Preferred Stocks (Cost $27)		38
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares MSCI Emerging Markets Small-Cap ETF	677	36
Total Exchange-Traded Funds (Cost $32)		36

See notes to financial statements.

Victory Portfolios Victory Trivalent Emerging Markets Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (2.7%)
United States (2.7%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (e)	50,967	$51
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (e)	58,621	59
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (e)	48,845	49
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (e)	977	1
Total Collateral for Securities Loaned (Cost $160)		160
Total Investments (Cost $4,596) — 102.0%		6,157
Liabilities in excess of other assets — (2.0)%		(118)
NET ASSETS — 100.00%		$6,039

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued at December 31, 2017. See Note 2 for further information.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $88 (thousands) and amounted to 1.5% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

OAO — Russian Open Joint Stock Corporations

PCL — Public Company Limited

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.6%)
Australia (4.4%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	4,497	$83
Energy (1.0%):
Beach Energy Ltd.	178,633	172
Santos Ltd. (b)	18,685	79
		251
Financials (1.4%):
Australia & New Zealand Banking Group Ltd.	4,467	100
Macquarie Group Ltd.	2,140	165
National Australia Bank Ltd.	5,039	116
		381
Industrials (0.3%):
Qantas Airways Ltd.	22,664	89
Materials (1.1%):
RIO Tinto Ltd.	5,100	300
Real Estate (0.3%):
GPT Group	19,779	78
		1,182
Austria (0.7%):
Financials (0.4%):
Erste Group Bank AG	2,060	89
Materials (0.3%):
Voestalpine AG	1,452	87
		176
Belgium (0.8%):
Financials (0.5%):
KBC Groep NV	1,501	128
Materials (0.3%):
Solvay SA	555	77
		205
Brazil (1.5%):
Consumer Discretionary (0.5%):
Smiles Fidelidade SA	5,700	130
Financials (0.6%):
Banco Santander Brasil SA	16,100	155
Telecommunication Services (0.4%):
TIM Participacoes SA	27,200	108
		393

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Canada (6.5%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,883	$107
Consumer Staples (0.3%):
Premium Brands Holdings Corp.	938	77
Energy (1.8%):
Birchcliff Energy Ltd.	16,587	58
EnCana Corp.	10,200	136
Gran Tierra Energy, Inc. (b)	42,196	114
Parex Resources, Inc. (b)	12,444	180
		488
Financials (2.5%):
Bank of Montreal	1,349	108
Canadian Imperial Bank of Commerce	2,220	217
Industrial Alliance Insurance	2,152	102
Sun Life Financial, Inc.	3,300	136
The Bank of Nova Scotia	1,718	111
		674
Industrials (0.6%):
Air Canada (b)	7,776	160
Materials (0.9%):
HudBay Minerals, Inc.	14,118	125
Teck Resources Ltd., Class B	3,824	100
		225
		1,731
China (6.5%):
Energy (0.2%):
China Petroleum & Chemical Corp., Class H	92,000	67
Financials (1.5%):
Bank of China Ltd.	234,275	115
Industrial & Commercial Bank of China Ltd.	231,250	185
PICC Property & Casualty Co. Ltd., Class H	56,000	107
		407
Health Care (0.3%):
Sinopharm Group Co. Ltd.	16,800	72
Industrials (0.7%):
China Railway Construction Corp. Ltd.	89,075	103
Zhejiang Expressway Co. Ltd., Class H	64,000	71
		174
Information Technology (3.0%):
AAC Technologies Holdings, Inc.	7,500	133
Alibaba Group Holding Ltd., ADR (b)	1,431	247
Tencent Holdings Ltd.	5,200	269
YY, Inc., ADR (b)	1,285	145
		794

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (0.5%):
Country Garden Holdings Co. Ltd.	68,000	$129
Utilities (0.3%):
ENN Energy Holdings Ltd.	13,000	93
		1,736
Denmark (1.2%):
Financials (0.5%):
Danske Bank A/S	3,336	130
Health Care (0.4%):
H. Lundbeck A/S	2,051	104
Utilities (0.3%):
Dong Energy A/S (c)	1,437	78
		312
France (6.8%):
Consumer Discretionary (1.5%):
LVMH Moet Hennessy Louis Vuitton SA	566	166
Renault SA	1,029	103
Valeo SA	1,795	134
		403
Consumer Staples (0.7%):
Pernod Ricard SA	1,132	179
Energy (0.7%):
Total SA (d)	3,493	193
Financials (1.2%):
AXA SA	2,671	79
BNP Paribas SA	3,257	243
		322
Industrials (0.8%):
Teleperformance	807	116
Vinci SA	952	97
		213
Information Technology (0.6%):
Atos SE	1,054	153
Real Estate (0.4%):
Nexity SA	1,817	108
Telecommunication Services (0.5%):
Orange SA	6,707	116
Utilities (0.4%):
Veolia Environnement SA	4,434	113
		1,800

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Germany (6.4%):
Consumer Discretionary (1.5%):
Adidas AG	386	$77
Continental AG	372	100
Daimler AG, Registered Shares	1,256	106
TUI AG	5,402	112
		395
Financials (1.0%):
Allianz SE	417	95
Hannover Rueck SE	1,299	163
		258
Health Care (0.6%):
Fresenius SE & Co. KGaA	2,055	160
Industrials (1.1%):
Deutsche Lufthansa AG	3,258	120
MTU Aero Engines Holding AG	449	80
Siemens AG	584	81
		281
Information Technology (0.4%):
Infineon Technologies AG	3,852	105
Materials (1.2%):
BASF SE	1,967	216
Covestro AG (c)	1,140	117
		333
Real Estate (0.3%):
Deutsche Wohnen AG	1,986	87
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	4,760	84
		1,703
Hong Kong (3.9%):
Consumer Discretionary (0.9%):
Galaxy Entertainment Group Ltd.	18,000	144
Geely Automobile Holdings Ltd.	33,000	113
		257
Consumer Staples (0.7%):
WH Group Ltd. (c)	165,000	186
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	19,500	99
Industrials (0.4%):
CK Hutchison Holdings Ltd.	8,500	106
Real Estate (0.7%):
CK Asset Holdings Ltd.	9,395	82
Sun Hung KAI Properties Ltd.	6,000	100
		182

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
HKT Trust & HKT Ltd.	53,000	$68
Utilities (0.6%):
CK Infrastructure Holdings Ltd.	10,500	90
CLP Holdings Ltd.	6,000	61
		151
		1,049
Hungary (0.3%):
Health Care (0.3%):
Richter Gedeon Nyrt	2,825	74
India (1.5%):
Energy (0.4%):
Reliance Industries Ltd.	7,558	109
Financials (0.5%):
Indiabulls Housing Finance Ltd.	7,137	134
Information Technology (0.3%):
HCL Technologies Ltd.	5,196	72
Utilities (0.3%):
Power Grid Corp. of India Ltd.	26,642	84
		399
Ireland (1.4%):
Health Care (1.1%):
ICON PLC (b)	1,425	160
Shire PLC	2,242	116
		276
Industrials (0.3%):
DCC PLC	841	85
		361
Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	634	66
Italy (1.0%):
Telecommunication Services (0.2%):
Telecom Italia SpA (b)	72,180	62
Utilities (0.8%):
A2A SpA	42,864	79
Enel SpA	22,223	137
		216
		278

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Japan (17.2%):
Consumer Discretionary (3.0%):
Bandai Namco Holdings, Inc.	2,500	$82
Honda Motor Co. Ltd.	4,800	164
Koito Manufacturing Co. Ltd.	2,000	140
Sekisui House Ltd.	5,900	106
Sony Corp.	4,800	215
Suzuki Motor Corp.	1,600	93
		800
Consumer Staples (1.4%):
Asahi Group Holdings Ltd.	3,900	194
Matsumotokiyoshi Holdings Co. Ltd.	2,600	107
Toyo Suisan Kaisha Ltd.	1,900	81
		382
Financials (2.4%):
Chiba Bank Ltd.	11,700	97
Mitsubishi UFJ Financial Group, Inc.	18,300	133
ORIX Corp.	11,300	190
Sumitomo Mitsui Financial Group, Inc.	2,125	92
Tokio Marine Holdings, Inc.	2,900	132
		644
Health Care (1.2%):
Astellas Pharma, Inc.	8,800	112
Hoya Corp.	1,400	70
Shionogi & Co. Ltd.	2,600	140
		322
Industrials (3.5%):
Asahi Glass Co. Ltd. (d)	2,500	108
Central Japan Railway Co.	900	161
ITOCHU Corp.	6,700	125
Mitsubishi Electric Corp.	6,100	101
Mitsui & Co. Ltd.	5,100	83
OBAYASHI Corp.	8,600	104
SMC Corp.	400	164
Taisei Corp.	1,700	85
		931
Information Technology (2.6%):
Canon, Inc.	2,100	78
Fujitsu Ltd.	16,000	114
Kyocera Corp.	2,500	163
Tokyo Electron Ltd.	1,800	325
		680
Materials (0.9%):
Tosoh Corp.	4,100	93
UBE Industries Ltd.	5,200	152
		245

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (1.0%):
Daiwa House Industry Co. Ltd.	6,600	$253
Telecommunication Services (1.0%):
KDDI Corp.	3,700	92
Nippon Telegraph & Telephone Corp.	3,500	164
		256
Utilities (0.2%):
Kansai Electric Power Co.	5,000	61
		4,574
Korea, Republic Of (3.9%):
Consumer Discretionary (0.7%):
Hankook Tire Co. Ltd.	1,425	73
LG Electronics, Inc.	1,076	106
		179
Consumer Staples (0.3%):
LG Household & Health Care Ltd.	69	77
Financials (0.7%):
Industrial Bank of Korea	7,257	111
Shinhan Financial Group Co. Ltd.	1,650	76
		187
Information Technology (1.2%):
Samsung Electronics Co. Ltd.	137	326
Materials (0.7%):
Lotte Chemical Corp.	244	84
POSCO	289	90
		174
Telecommunication Services (0.3%):
KT Corp., ADR	5,917	92
		1,035
Luxembourg (0.9%):
Materials (0.9%):
Arcelormittal (b)	6,990	227
Malaysia (0.3%):
Financials (0.3%):
CIMB Group Holdings BHD	52,300	85
Mexico (0.7%):
Consumer Staples (0.3%):
Gruma SAB de CV, Class B	6,401	81
Telecommunication Services (0.4%):
America Movil SAB de CV	110,867	96
		177

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Netherlands (1.3%):
Financials (0.9%):
ING Groep NV	8,480	$156
NN Group NV	1,791	77
		233
Industrials (0.4%):
AerCap Holdings NV (b)	2,170	114
		347
Poland (0.5%):
Consumer Staples (0.5%):
Dino Polska SA (b) (c)	5,402	122
Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA	7,688	141
Russian Federation (0.7%):
Energy (0.4%):
LUKOIL PJSC, ADR	1,773	102
Financials (0.3%):
Sberbank of Russia PJSC	24,760	97
		199
Singapore (1.0%):
Consumer Discretionary (0.3%):
Genting Singapore PLC	78,900	77
Financials (0.7%):
DBS Group Holdings Ltd.	10,100	187
		264
South Africa (1.3%):
Consumer Discretionary (0.8%):
Naspers Ltd.	737	205
Materials (0.5%):
Sappi Ltd.	17,511	127
		332
Spain (2.3%):
Energy (0.7%):
Enagas SA	2,459	70
Repsol SA	6,179	109
		179
Financials (0.3%):
Banco Santander SA	13,237	87

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.6%):
ACS, Actividades de Construccion y Servicios SA	1,987	$78
Aena SA (c)	420	85
		163
Information Technology (0.3%):
Amadeus IT Holding SA	1,289	93
Telecommunication Services (0.4%):
Telefonica SA	10,105	98
		620
Sweden (2.4%):
Consumer Staples (0.6%):
Essity AB, Class B (b)	5,098	145
Financials (0.2%):
Swedbank AB, A Shares	2,567	62
Industrials (0.9%):
Atlas Copco AB, A Shares	1,930	83
Volvo AB, Class B	8,660	162
		245
Materials (0.4%):
Boliden AB	2,821	96
Telecommunication Services (0.3%):
Tele2 AB	7,242	89
		637
Switzerland (7.0%):
Consumer Staples (1.3%):
Nestle SA, Registered Shares	4,077	351
Financials (1.1%):
Swiss Life Holding AG	606	214
UBS Group AG, Registered Shares	3,807	70
		284
Health Care (2.8%):
Lonza Group AG, Registered Shares	825	223
Novartis AG	3,260	274
Roche Holding AG	1,023	259
		756
Industrials (0.4%):
Georg Fischer AG	81	107
Information Technology (1.0%):
Logitech International SA	3,299	111
Stmicroelectronics NV	6,464	141
		252

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.4%):
Glencore PLC	22,256	$116
		1,866
Taiwan (2.2%):
Consumer Staples (0.3%):
President Chain Store Corp.	8,000	76
Financials (0.3%):
CTBC Financial Holding Co. Ltd.	118,000	81
Information Technology (1.6%):
Asustek Computer, Inc.	9,000	84
Powertech Technology, Inc.	58,000	171
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	100
Win Semiconductors Corp.	9,000	85
		440
		597
Thailand (0.3%):
Materials (0.3%):
The Siam Cement Public Co. Ltd. — NVDR	4,750	70
Turkey (0.7%):
Financials (0.4%):
Turkiye Is Bankasi	55,057	101
Telecommunication Services (0.3%):
Turkcell Iletisim Hizmetleri AS	21,109	86
		187
United Kingdom (10.0%):
Consumer Discretionary (0.6%):
Barratt Developments PLC	9,408	82
JD Sports Fashion PLC	16,370	74
		156
Consumer Staples (2.6%):
Associated British Foods PLC	2,043	78
British American Tobacco PLC	1,342	91
Coca-Cola European Partners (d)	2,037	81
Diageo PLC	6,199	227
Tate & Lyle PLC	10,348	98
Tesco PLC	47,157	133
		708
Energy (1.1%):
BP PLC	40,689	285

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.9%):
3I Group PLC	18,485	$227
Direct Line Insurance Group PLC	15,873	82
HSBC Holdings PLC	19,232	199
Lloyds Banking Group PLC	189,899	174
Prudential PLC	3,186	81
		763
Health Care (1.0%):
AstraZeneca PLC	1,193	82
GlaxoSmithKline PLC	4,509	80
Smith & Nephew PLC	5,854	101
		263
Industrials (0.8%):
Ashtead Group PLC	8,155	219
Materials (0.3%):
RPC Group PLC	6,950	83
Telecommunication Services (0.7%):
Vodafone Group PLC	57,117	181
		2,658
United States (0.3%):
Consumer Discretionary (0.3%):
Carnival PLC	1,203	79
Total Common Stocks (Cost $21,033)		25,682
Preferred Stocks (0.4%)
Brazil (0.4%):
Energy (0.4%):
Petroleo Brasileiro SA (b)	25,000	121
Total Preferred Stocks (Cost $114)		121
Rights (0.0%) (e)
Spain (0.0%): (e)
Energy (0.0%): (e)
Repsol SA Expires 01/08/18 @ $— (b)	6,179	3
Total Rights (Cost $—)		3
Exchange-Traded Funds (2.3%)
United States (2.3%):
iShares MSCI EAFE ETF	6,273	441
iShares MSCI Emerging Markets ETF	3,446	163
		604
Total Exchange-Traded Funds (Cost $595)		604

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund-Core Equity	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (1.5%)
United States (1.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (f)	124,555	$125
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (f)	143,260	143
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (f)	119,370	119
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (f)	2,388	2
Total Collateral for Securities Loaned (Cost $389)		389
Total Investments (Cost $22,131) — 100.8%		26,799
Liabilities in excess of other assets — (0.8)%		(202)
NET ASSETS — 100.00%		$26,597

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Mexico were fair valued at December 31, 2017.See Note 2 for further information.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $588 (thousands) and amounted to 2.2% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.2%)
Australia (4.8%):
Consumer Discretionary (0.4%):
The Star Entertainment Group Ltd.	1,256,285	$5,935
Consumer Staples (0.4%):
Metcash Ltd. (b)	2,333,911	5,658
Energy (0.8%):
Beach Energy Ltd.	11,914,908	11,505
Financials (0.4%):
BT Investment Management Ltd.	730,065	6,407
Industrials (0.4%):
Seven Group Holdings Ltd.	441,595	5,235
Materials (1.4%):
CSR Ltd.	2,213,337	8,181
Mineral Resources Ltd.	465,479	7,637
OZ Minerals Ltd.	639,744	4,543
		20,361
Real Estate (0.6%):
Charter Hall Group	1,900,256	8,901
Telecommunication Services (0.4%):
Amaysim Australia Ltd. (b)	3,287,749	5,100
		69,102
Belgium (0.5%):
Real Estate (0.5%):
Warehouses De Pauw SCA	62,884	7,043
Canada (8.5%):
Consumer Discretionary (1.4%):
BRP, Inc.	159,921	5,918
Canada Goose Holdings, Inc. (b) (c)	247,969	7,826
Entertainment One Ltd.	1,525,697	6,704
		20,448
Consumer Staples (0.5%):
Premium Brands Holdings Corp.	93,546	7,678
Energy (1.9%):
Enerflex Ltd.	251,338	3,068
Gran Tierra Energy, Inc. (c)	2,061,423	5,593
Parex Resources, Inc. (c)	663,673	9,590
Tamarack Valley Energy Ltd. (c)	2,523,612	5,743
Trican Well Service Ltd. (c)	1,089,024	3,535
		27,529
Financials (0.4%):
Laurentian Bank of Canada (b)	136,779	6,152

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.3%):
Air Canada (c)	379,043	$7,805
Maxar Technologies Ltd.	77,570	4,995
Wsp Global, Inc.	125,225	5,969
		18,769
Information Technology (0.4%):
Avigilon Corp. (c)	303,956	5,101
Materials (1.4%):
HudBay Minerals, Inc.	647,083	5,730
Iamgold Corp. (c)	1,539,473	8,979
Interfor Corp. (c)	334,486	5,621
		20,330
Real Estate (0.8%):
Canadian Apartment Properties REIT (b)	183,623	5,452
Tricon Capital Group, Inc.	593,363	5,453
		10,905
Utilities (0.4%):
Algonquin Power & Utilities Corp.	510,679	5,713
		122,625
Cayman Islands (0.6%):
Consumer Discretionary (0.6%):
Nexteer Automotive Group Ltd.	3,370,000	8,009
China (0.3%):
Consumer Discretionary (0.3%):
Musashi Seimitsu Industry Co. Ltd.	124,200	3,952
Denmark (1.3%):
Consumer Staples (0.6%):
Royal Unibrew A/S	140,540	8,419
Financials (0.3%):
Jyske Bank A/S	68,140	3,875
Health Care (0.4%):
GN Store Nord A/S	205,666	6,644
		18,938
Finland (0.9%):
Industrials (0.9%):
Cramo Oyj	309,193	7,329
Valmet OYJ	301,695	5,953
		13,282
France (6.8%):
Consumer Discretionary (1.2%):
Faurecia Manufacture Automoblie Parts	106,807	8,323
Seb SA	25,433	4,707
Television Francaise	300,485	4,428
		17,458

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.3%):
SCOR SE	110,692	$4,448
Health Care (0.9%):
Ipsen SA	108,994	12,971
Industrials (2.2%):
Eiffage SA	113,239	12,392
Elis SA	152,461	4,209
Teleperformance	102,738	14,705
		31,306
Information Technology (0.9%):
Alten Ltd.	69,279	5,778
Worldline SA (c) (d)	153,304	7,461
		13,239
Materials (0.8%):
Arkema SA	93,425	11,373
Real Estate (0.5%):
Nexity SA	129,748	7,717
		98,512
Germany (6.9%):
Financials (0.3%):
Aareal Bank AG	100,412	4,533
Health Care (0.9%):
Carl Zeiss Meditec AG	123,021	7,612
Gerresheimer AG	58,833	4,865
		12,477
Industrials (2.5%):
Duerr AG	109,735	13,955
Kloeckner & Co. Se	361,419	4,440
MTU Aero Engines Holding AG	40,189	7,180
Rheinmetall AG	49,458	6,254
VTG AG	77,151	4,406
		36,235
Information Technology (1.3%):
Bechtle AG	77,019	6,404
Wirecard AG	106,275	11,810
		18,214
Materials (0.5%):
Lanxess AG	82,445	6,535
Real Estate (1.1%):
Alstria Office REIT AG	438,548	6,777
TAG Immobilien AG	493,574	9,368
		16,145

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.3%):
Freenet AG	136,245	$5,026
		99,165
Hong Kong (1.0%):
Consumer Discretionary (0.3%):
Luk Fook Holdings (International) Ltd.	1,067,000	4,577
Information Technology (0.4%):
Tongda Group Holdings Ltd. (b)	19,970,000	5,090
Utilities (0.3%):
Towngas China Co. Ltd.	5,120,000	4,109
		13,776
Ireland (1.4%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (c)	646,807	4,858
Health Care (0.7%):
UDG Healthcare PLC	852,478	9,703
Industrials (0.4%):
Grafton Group PLC	461,501	4,987
		19,548
Israel (0.3%):
Consumer Discretionary (0.3%):
Sodastream International Ltd. (c)	62,837	4,420
Italy (3.5%):
Consumer Discretionary (1.0%):
Brembo SpA	945,552	14,363
Financials (0.6%):
Banca Generali SpA	120,820	4,015
Cerved Information Solutions	344,653	4,380
		8,395
Health Care (0.8%):
Amplifon SpA	744,076	11,461
Telecommunication Services (0.5%):
Infrastructure Wireless Italiane SpA (d)	1,021,019	7,580
Utilities (0.6%):
A2A SpA	4,273,001	7,905
		49,704
Japan (24.0%):
Consumer Discretionary (4.2%):
Daikyonishikawa Corp.	339,200	5,485
Dcm Holdings Co. Ltd. (b)	378,600	3,525
Doutor Nichires Holdings Co. Ltd.	358,300	8,838
Foster Electric Co. Ltd.	173,400	4,292
Macromill, Inc. (b)	157,200	3,743

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Paltac Corp.	205,900	$9,385
Round One Corp.	451,600	7,581
Saizeriya Co. Ltd.	136,400	4,565
Starts Corp., Inc.	197,400	5,156
Sumitomo Forestry Co. Ltd.	428,500	7,643
		60,213
Consumer Staples (2.3%):
Fuji Oil Co. Ltd.	152,200	4,444
Mandom Corp.	246,100	8,054
Matsumotokiyoshi Holdings Co. Ltd.	230,600	9,475
Nippon Suisan Kaisha Ltd.	1,363,700	7,131
Prima Meat Packers Ltd.	562,000	4,122
		33,226
Financials (1.7%):
Jafco Co. Ltd.	83,900	4,841
North Pacific Bank Ltd.	1,630,400	5,451
The Shiga Bank Ltd.	1,260,000	6,436
Zenkoku Hosho Co. Ltd.	194,800	8,369
		25,097
Health Care (1.5%):
Asahi Intecc Co. Ltd.	193,000	6,616
Jcr Pharmaceuticals Co. Ltd.	102,100	4,795
Nippon Shinyaku Co. Ltd.	65,500	4,873
Ship Healthcare Holdings, Inc.	151,600	5,011
		21,295
Industrials (7.6%):
CKD Corp.	427,000	9,572
Daifuku Co. Ltd.	159,300	8,656
Daihen Corp.	754,000	7,122
Fujikura Ltd.	438,400	3,857
Kanamotoc Co. Ltd.	176,000	5,446
Maeda Corp.	614,600	8,461
Makino Milling Machine Co. Ltd.	490,000	4,938
Nissha Printing Co. Ltd.	119,300	3,460
Outsourcing, Inc.	487,400	8,862
Penta-Ocean Construction Co. Ltd.	909,700	6,779
Ryobi Ltd.	179,300	5,085
Sanwa Holdings Corp.	882,200	12,125
Seino Holdings Co. Ltd.	478,200	7,587
Takasago Thermal Engineering Co. Ltd.	231,300	4,230
TODA Corp.	672,000	5,379
Ut Group Co. Ltd. (c)	247,100	7,154
		108,713
Information Technology (2.4%):
Horiba Ltd.	74,800	4,504
Net One Systems Co. Ltd.	549,900	8,434
TIS, Inc.	236,500	8,237

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Tokyo Seimitsu Co. Ltd.	175,500	$6,907
Ulvac, Inc.	113,400	7,113
		35,195
Materials (2.5%):
Denka Co. Ltd.	276,400	11,031
DOWA Holdings Co. Ltd.	89,800	3,647
Showa Denko KK	164,900	7,019
Sumitomo Bakelite Co. Ltd.	859,000	7,209
Tokyo Steel Manufacturing Co. Ltd.	727,600	6,521
		35,427
Real Estate (1.8%):
Japan Hotel REIT Investment Corp.	7,101	4,763
Nippon Accommodations Fund, Inc.	1,424	5,873
Open House Co. Ltd.	201,500	10,841
Sun Frontier Fudousan Co. Ltd.	392,500	4,458
		25,935
		345,101
Korea, Republic Of (4.7%):
Consumer Discretionary (0.8%):
GS Home Shopping, Inc.	27,953	5,670
SL Corp.	231,974	5,298
		10,968
Financials (0.5%):
KIWOOM Securities Co. Ltd.	97,537	7,974
Health Care (0.7%):
Chong Kun Dang Pharmaceutical Corp.	40,014	5,169
Korea United Pharmaceuticals, Inc.	158,239	4,499
		9,668
Industrials (0.4%):
LS Industrial Systems Co. Ltd.	101,635	6,181
Information Technology (1.4%):
DuzonBizon Co. Ltd.	203,325	6,311
SFA Engineering Corp.	164,243	5,936
Tes Co. Ltd.	212,303	7,542
		19,789
Materials (0.9%):
Poongsan Corp.	130,717	5,797
SKC Co. Ltd.	150,217	6,591
		12,388
		66,968
Luxembourg (2.0%):
Consumer Discretionary (0.9%):
B&M European Value Retail SA	1,034,319	5,901
SAF-Holland SA	321,514	6,914
		12,815

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.3%):
Eurofins Scientific	7,470	$4,540
Industrials (0.8%):
Stabilus SA	128,200	11,521
		28,876
Netherlands (3.7%):
Financials (1.1%):
ASR Nederland NV	160,451	6,605
Euronext NV (d)	161,253	10,001
		16,606
Industrials (1.1%):
Philips Lighting NV (d)	178,430	6,543
Postnl NV	728,920	3,558
TKH Group NV	91,130	5,788
		15,889
Information Technology (1.0%):
Asm International NV	68,840	4,648
BE Semiconductor Industries (b)	120,182	10,038
		14,686
Materials (0.5%):
Amg Advanced Metallurgical Group NV	133,172	6,688
		53,869
New Zealand (0.5%):
Health Care (0.5%):
Summerset Group Holdings Ltd.	1,874,010	7,302
Norway (0.2%):
Financials (0.2%):
Sbanken ASA (d)	371,901	3,665
Singapore (1.3%):
Information Technology (0.5%):
Venture Corp. Ltd.	503,800	7,694
Real Estate (0.8%):
Fortune REIT	3,671,000	4,538
Mapletree Industrial Trust	4,175,921	6,341
		10,879
		18,573
Spain (1.5%):
Consumer Discretionary (0.3%):
Melia Hotels International SA	298,959	4,113
Energy (0.4%):
Enagas SA	221,225	6,326
See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.5%):
Bankinter SA	709,317	$6,709
Real Estate (0.3%):
Merlin Properties Socimi SA	336,905	4,563
		21,711
Sweden (3.1%):
Consumer Discretionary (1.0%):
Dometic Group AB (d)	725,158	7,389
Scandic Hotels Group AB (d)	434,285	6,231
		13,620
Health Care (0.2%):
Swedish Orphan Biovitrum AB (b) (c)	247,450	3,383
Industrials (0.3%):
Intrum Justitia AB (b)	120,268	4,441
Materials (0.6%):
SSAB AB, B Shares (c)	1,744,605	7,778
Real Estate (0.6%):
Wihlborgs Fastigheter AB	360,423	8,618
Telecommunication Services (0.4%):
Com Hem Holding AB	403,349	6,169
		44,009
Switzerland (6.4%):
Consumer Staples (1.1%):
Barry Callebaut AG	2,341	4,881
Coca-Cola HBC AG	190,060	6,206
Oriflame Holding AG	118,299	4,877
		15,964
Financials (1.9%):
Gam Holding AG	258,890	4,179
Helvetia Holding AG, Registered Shares	6,291	3,539
Julius Baer Group Ltd.	124,447	7,612
Swiss Life Holding AG	33,729	11,925
		27,255
Health Care (0.8%):
Straumann Holding AG	15,777	11,133
Industrials (1.8%):
Georg Fischer AG	11,516	15,207
Wizz Air Holdings PLC (c) (d)	227,599	11,267
		26,474
Information Technology (0.8%):
Logitech International SA	338,162	11,395
		92,221

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
United Kingdom (14.0%):
Consumer Discretionary (2.1%):
Bellway PLC	135,178	$6,479
Cineworld UK Ltd.	446,219	3,610
Inchcape PLC	365,985	3,855
JD Sports Fashion PLC	1,300,540	5,891
Ladbrokes PLC	1,685,240	4,128
Redrow PLC	743,027	6,565
		30,528
Consumer Staples (0.9%):
Greggs PLC	323,932	6,109
Tate & Lyle PLC	699,378	6,628
		12,737
Energy (0.3%):
Cairn Energy PLC (c)	1,363,473	3,928
Financials (2.8%):
Beazley PLC	702,350	5,064
Intermediate Capital Group PLC	526,546	8,129
Jupiter Fund Management PLC	1,224,539	10,359
Just Group PLC	2,172,714	4,963
TP ICAP PLC	858,599	6,154
Virgin Money Holdings (UK) PLC	1,446,258	5,539
		40,208
Health Care (0.5%):
Clinigen Group PLC	582,924	8,092
Industrials (2.7%):
Costain Group PLC	704,955	4,436
Hays PLC	2,855,901	7,032
Keller Group PLC	396,508	5,191
National Express Group PLC	1,246,593	6,418
Northgate PLC	685,093	3,522
Rentokil Initial PLC	1,307,666	5,601
Vesuvius PLC	801,469	6,291
		38,491
Information Technology (1.7%):
Auto Trader Group PLC (d)	897,416	4,265
Computacenter PLC	367,075	5,721
Dialog Semiconductor PLC (c)	104,329	3,230
Electrocomponents PLC	828,792	6,995
Moneysupermarket.com Group PLC	801,355	3,850
		24,061
Materials (1.8%):
DS Smith PLC	637,680	4,444
Ferroglobe PLC (c)	147,719	2,393
Hill & Smith Holdings PLC	134,068	2,425
Ibstock PLC (d)	1,187,533	4,263

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
RPC Group PLC	354,481	$4,210
Synthomer PLC	1,239,168	8,189
		25,924
Real Estate (1.2%):
Londonmetric Property PLC	1,148,904	2,885
Safestore Holdings PLC	1,154,485	7,749
The Unite Group PLC	597,726	6,497
		17,131
		201,100
Total Common Stocks (Cost $1,048,257)		1,411,471
Exchange-Traded Funds (0.8%)
United States (0.8%):
Vanguard FTSE Developed Markets ETF	272,454	12,222
Total Exchange-Traded Funds (Cost $11,922)		12,222
Collateral for Securities Loaned (1.9%)
United States (1.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 1.20% (e)	8,573,046	8,573
Fidelity Investments Prime Money Market Portfolio, Class I, 1.43% (e)	9,860,465	9,860
JPMorgan Prime Money Market Fund, Capital Class, 1.43% (e)	8,216,164	8,216
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.14% (e)	164,330	164
Total Collateral for Securities Loaned (Cost $26,813)		26,813
Total Investments (Cost $1,086,992) — 100.9%		1,450,506
Liabilities in excess of other assets — (0.9)%		(12,615)
NET ASSETS — 100.00%		$1,437,891

(a)  All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued at December 31, 2017. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $68,665 (thousands) and amounted to 4.8% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2017.

ETF — Exchange-Traded Fund

PLC — Public Liability Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (9.7%)
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 2/18/21 @ 100 (a)	$485	$483
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72%, 9/9/19, Callable 3/8/18 @ 100 (a)	3	3
Ameriquest Mortgage Securities, Series 04-R12, Class M1, 2.41%(US0001M+86bps), 1/25/35, Callable 1/25/18 @ 100 (b)	624	620
Drive Auto Receivables Trust, Series 17-AA, Class C, 2.98%, 1/18/22, Callable 1/15/20 @ 100 (c)	36	36
Drive Auto Receivables Trust, Series 17-BA, Class B, 2.20%, 5/15/20, Callable 2/15/20 @ 100 (c)	360	360
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 2/15/20 @ 100	360	360
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 6/15/19 @ 100 (a) (b) (c)	726	731
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21	230	229
Drive Auto Recievables Trust, Series 16-CA, Class C, 3.02%, 11/15/21, Callable 12/15/19 @ 100 (c)	1,000	1,004
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 6/15/20 @ 100 (c)	435	435
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 2/15/21 @ 100 (c)	250	250
GM Financial Automobile Leasing Trust, Series 2017-2, Class A4, 2.18%, 6/21/21, Callable 4/20/20 @ 100	765	762
GM Financial Automobile Leasing Trust, Series 17-1, Class A3, 2.06%, 5/20/20, Callable 12/20/19 @ 100	278	278
Home Equity Asset Trust, Series 2005-2, Class M5, 2.06%(US0001M+110bps), 7/25/35, Callable 1/25/18 @ 100 (b)	1,000	992
Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.48%, 3/15/19, Callable 1/15/18 @ 100 (a)	207	207
Park Place Securities, Inc., Series 04-WCW2, Class M2, 2.53%(US0001M+98bps), 10/25/34, Callable 1/25/18 @ 100 (b)	201	200
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 1.59%(US0001M+26bps), 4/25/35, Callable 7/25/19 @ 100 (b)	124	122
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 1.73%(US0001M+18bps), 10/25/36, Callable 5/25/22 @ 100 (a) (b)	33	33
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 10/15/19 @ 100 (a)	555	555
Santander Drive Auto Receivables Trust, Series 16-3, Class C, 2.46%, 3/15/22, Callable 1/15/20 @ 100	985	983
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24	570	566
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20, Callable 2/15/20 @ 100	751	749
Total Asset Backed Securities (Cost $9,920)		9,958
Collateralized Mortgage Obligations (3.5%)
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46 (a)	320	326
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45 (c)	615	616

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45 (a)	$28	$28
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 6/25/19 @ 100 (a)	18	17
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45 (b) (c)	500	542
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 5/25/21 @ 100 (a)	144	150
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100 (b)	208	219
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	860	867
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	270
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	584
Total Collateralized Mortgage Obligations (Cost $3,703)		3,619
Corporate Bonds (43.9%)
Consumer Discretionary (4.4%):
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	275	244
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	385	414
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	285	292
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	200	204
Dish DBS Corp., 5.00%, 3/15/23	200	190
Hasbro, Inc., 6.35%, 3/15/40	480	577
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	350	351
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	448
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	345	360
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	689
O'Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	292
SES Global Americas Holdings GP, 5.30%, 3/25/44 (c)	350	331
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (c)	225	230
		4,622
Consumer Staples (4.6%):
Altria Group, Inc., 4.25%, 8/9/42	105	110
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	780
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	140	153
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (c)	800	804
Mead Johnson Nutrition Co. 4.90%, 11/1/19 (a)	880	920
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	329
Reynolds American, Inc. 4.85%, 9/15/23	686	747
6.15%, 9/15/43 (a)	175	225
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	198	202
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (c)	350	362
		4,632

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (3.1%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	$390	$396
Cameron International Corp., 6.38%, 7/15/18	638	652
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	335	342
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	325	331
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	95
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	305	317
Statoil ASA, 3.95%, 5/15/43	130	136
Valero Energy Corp., 10.50%, 3/15/39	285	483
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	499
		3,251
Financials (12.9%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	331
Alleghany Corp. 4.95%, 6/27/22	640	692
4.90%, 9/15/44, Callable 3/15/44 @ 100	204	220
Bank of America Corp. 2.33%(US0003M+63bps), 10/1/21, Callable 10/1/20 @ 100 (b)	265	264
2.50%, 10/21/22, Callable 10/21/21 @ 100	515	509
BB&T Corp. 3.95%, 3/22/22, Callable 2/22/22 @ 100	365	381
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN	480	484
Capital One Financial Corp. 2.45%, 4/24/19, Callable 3/24/19 @ 100	325	325
4.20%, 10/29/25, Callable 9/29/25 @ 100	545	561
Cincinnati Financial Corp., 6.13%, 11/1/34	320	406
Citigroup, Inc. 2.40%, 2/18/20	820	820
2.70%, 3/30/21	475	477
4.13%, 7/25/28	170	175
JPMorgan Chase & Co. 3.88%, 9/10/24	381	397
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	172
5.60%, 7/15/41	230	296
5.40%, 1/6/42	190	240
Key Bank NA, 2.50%, 12/15/19	1,000	1,003
KeyCorp, 2.90%, 9/15/20	250	252
Morgan Stanley 2.50%, 1/24/19	930	932
2.65%, 1/27/20	630	633
3.13%, 7/27/26, MTN	200	197
SVB Financial Group 5.38%, 9/15/20	215	230
3.50%, 1/29/25	135	135
Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	290	288
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	265	261
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	279
Torchmark Corp., 9.25%, 6/15/19	410	449
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (c)	500	505

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100	$260	$261
Wachovia Corp., 5.50%, 8/1/35 (a)	140	167
Wells Fargo & Co. 3.45%, 2/13/23	585	596
4.90%, 11/17/45 (a)	185	209
		13,147
Health Care (4.6%):
Agilent Technologies, Inc., 3.88%, 7/15/23, Callable 4/15/23 @ 100	295	306
Amgen, Inc., 6.90%, 6/1/38	250	340
Biogen, Inc., 2.90%, 9/15/20	690	700
Celgene Corp., 2.75%, 2/15/23, Callable 1/15/23 @ 100	140	139
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	291	295
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	360	371
Express Scripts Holding Co. 2.25%, 6/15/19	415	415
3.00%, 7/15/23, Callable 5/15/23 @ 100	160	159
4.80%, 7/15/46, Callable 1/15/46 @ 100	180	191
Gilead Sciences, Inc. 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	835	890
4.80%, 4/1/44, Callable 10/1/43 @ 100	213	247
HCA Holdings, Inc., 6.25%, 2/15/21	300	320
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	280	290
		4,663
Industrials (3.9%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	947
Aercap Holdings NV, 4.63%, 10/30/20	700	733
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	115	111
Carlisle Cos., Inc., 3.50%, 12/1/24, Callable 10/1/24 @ 100	250	251
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	150	153
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	430	446
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	275	279
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	240
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69 (a)	100	106
Rockwell Automation, Inc., 6.25%, 12/1/37	155	202
Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	310	310
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	386
		4,164
Information Technology (4.9%):
Activision Blizzard, Inc. 2.30%, 9/15/21, Callable 8/15/21 @ 100	355	351
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	525	557
4.50%, 6/15/47, Callable 12/15/46 @ 100	145	153
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	120	140
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	220	266
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	109	116
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (c)	329	297
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100	765	787
Juniper Networks, Inc., 5.95%, 3/15/41	180	202

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Maxim Integrated Product, Inc., 2.50%, 11/15/18	$850	$853
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	163
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	245
VMware, Inc. 2.30%, 8/21/20	595	591
2.95%, 8/21/22, Callable 7/21/22 @ 100	345	344
		5,065
Materials (1.2%):
LYB International Finance BV, 4.00%, 7/15/23	270	283
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (c)	155	177
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	100	123
Southern Copper Corp., 5.25%, 11/8/42 (a)	160	179
Vale Overseas Ltd., 6.25%, 8/10/26	320	371
		1,133
Real Estate (0.9%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	225	221
Health Care REIT, Inc., 5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	359
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	300	301
		881
Telecommunication Services (1.5%):
AT&T, Inc. 4.45%, 4/1/24, Callable 1/1/24 @ 100	130	137
3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	835	855
6.30%, 1/15/38 (a)	215	253
5.15%, 11/15/46, Callable 5/15/46 @ 100 (c)	276	282
		1,527
Utilities (1.9%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	245
Consolidated Edison, Inc., 6.30%, 8/15/37	250	341
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	500	523
Iberdrola International BV 6.75%, 9/15/33	50	63
6.75%, 7/15/36	110	144
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	228
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	320	340
		1,884
Total Corporate Bonds (Cost $44,159)		44,969
Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 2.87%(US0001M+132bps), 10/25/32, Callable 1/25/18 @ 100 (b)	173	173
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/33 @ 100 (a) (b) (c)	239	242
Total Residential Mortgage Backed Securities (Cost $412)		415

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (31.2%)
Federal Home Loan Mortgage Corp. 8.50%, 2/1/20 (a)	$4	$4
9.00%, 4/1/25 (a)	23	25
Series 4139, Class DA, 1.25%, 12/15/27	1,381	1,321
7.50%, 8/1/29 (a)	16	18
5.00%, 7/1/39 (a)	4,236	4,599
3.50%, 7/15/39 – 8/1/47	3,332	3,423
Series 3713, Class PA, 2.00%, 2/15/40 – 3/15/40	1,722	1,692
Series 4049, Class AB, 2.75%, 12/15/41	280	282
4.50%, 5/1/47	4,858	5,177
		16,541
Federal National Mortgage Association Series 1990-5, Class J, 8.20%, 1/25/20 (a)	11	11
6.00%, 2/1/37 (a)	449	497
Series 2013-33, Class UD, 2.50%, 4/25/39 – 12/25/47	1,024	1,003
Series 2013-137, Class A, 3.50%, 2/25/48 (d)	4,086	4,101
Series 2013-137, Class A, 3.50%, 3/25/40 – 12/25/47	2,143	2,287
Series 2011-21, Class PA, 4.50%, 5/25/40	1,259	1,326
Series 2011-101, Class LA, 3.00%, 10/25/40 – 2/1/47	3,007	3,022
Series 2015-61, Class PV, 3.50%, 5/25/44	998	1,029
4.00%, 2/25/48 (b) (d)	2,000	2,089
		15,365
Total U.S. Government Mortgage Backed Agencies (Cost $32,171)		31,906
U.S. Treasury Obligations (15.0%)
U.S. Treasury Bills, 1.16%, 2/8/18 (e)	3,615	3,610
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	5,764	5,928
U.S. Treasury Notes 1.75%, 5/31/22, 5/31/22	841	826
2.00%, 8/15/25, 8/15/25	5,142	5,013
Total U.S. Treasury Obligations (Cost $15,649)		15,377
Total Investments (Cost $106,014) — 103.7%		106,244
Liabilities in excess of other assets — (3.7)%		(3,839)
NET ASSETS — 100.00%		$102,405

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2017.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2017, the fair value of these securities was $7,761 (thousands) and amounted to 7.6% of net assets.

(d)  Security purchased on a when-issued basis.

(e)  Rate represents the effective yield at December 31, 2017.

LP — Limited Partnership

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued December 31, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

MTN — Medium Term Note

REIT — Real Estate Investment Trust

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	36	3/20/18	$4,483,263	$4,465,688	$(17,575)
2-Year U.S. Treasury Note Future	2	3/29/18	429,100	428,219	(881)
30-Year U.S. Treasury Bond Future	2	3/20/18	305,444	306,000	556
					$(17,900)
Total unrealized appreciation					$556
Total unrealized depreciation					(18,456)
Total net unrealized appreciation(depreciation)					$(17,900)

The table below presents centrally cleared credit default swap contracts as of December 31, 2017

Protection Sold (a)

Description	Counterparty	Maturity Date	Payment Frequency	Implied Credit Spread at December 31, 2017 (b)	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index Swap Agreement; Series 29	Goldman Sachs	12/20/22	Daily	3.05%	$5,000,000	$414,833	$391,000	$23,833

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $128,452, $57,162 and $2,282,269)	$161,645	(a)	$66,450	(b)	$2,878,417	(c)
Cash and cash equivalents	4,901		1,012		42,104
Interest and dividends receivable	89		119		3,853
Receivable for capital shares issued	408		185		3,670
Receivable for investments sold	937		214		22,408
Receivable from Adviser	—	(d)	29		—
Prepaid expenses	33		9		49
Total Assets	168,013		68,018		2,950,501
LIABILITIES:
Securities lending collateral	6,765		1,380		222,230
Payable for investments purchased	2,399		180		7,040
Payable for capital shares redeemed	133		114		50,290
Payable to Adviser	—		—		7
Accrued expenses and other payables:
Investment advisory fees	133		41		1,965
Administration fees	8		3		133
Custodian fees	2		2		11
Transfer agent fees	49		13		429
Chief Compliance Officer fees	—		—	(d)	—
Trustees' fees	50		—	(d)	52
12b-1 fees	15		—	(d)	41
Other accrued expenses	27		15		147
Total Liabilities	9,581		1,748		282,345
NET ASSETS:
Capital	122,734		56,061		2,019,803
Accumulated net investment income (loss)	(121)		(11)		5,424
Accumulated net realized gains (losses) from investments	2,508		925		44,037
Net unrealized appreciation (depreciation) on investments	33,311		9,295		598,892
Net Assets	$158,432		$66,270		$2,668,156
Net Assets
Class A Shares	$64,019		$2,953		$225,752
Class C Shares	16,846		—		28,417
Class R Shares	3,803		—		16,468
Class R6 Shares	—		3,795		939,083
Class Y Shares	73,764		59,522		1,458,436
Total	$158,432		$66,270		$2,668,156
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,594		154		5,684
Class C Shares	564		—		807
Class R Shares	99		—		425
Class R6 Shares	—		196		22,878
Class Y Shares	1,691		3,072		35,721
Total	3,948		3,422		65,515
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$40.17		$19.23		$39.72
Class C Shares (f)	$29.90		—		$35.20
Class R Shares	$38.40		—		$38.73
Class R6 Shares	—		$19.34		$41.05
Class Y Shares	$43.61		$19.37		$40.83
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$42.62		$20.40		$42.14

(a)  Includes $6,459 of securities on loan.

(b)  Includes $1,334 of securities on loan.

(c)  Includes $214,773 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
ASSETS:
Investments, at value (Cost $69,175, $368,319 and $57,217)	$83,264	(a)	$467,469	(b)	$233,414	(c)
Cash and cash equivalents	1,382		4,561		1,760
Deposits with brokers for futures contracts	—		—		446
Interest and dividends receivable	126		263		241
Receivable for capital shares issued	301		153		222
Receivable for investments sold	579		1,287		—
Receivable from Adviser	30		1		—
Prepaid expenses	18		32		29
Total Assets	85,700		473,766		236,112
LIABILITIES:
Securities lending collateral	3,646		6,472		741
Payable for investments purchased	438		1,133		—
Payable for capital shares redeemed	34		365		50
Variation margin payable on open futures contracts	—		—		7
Accrued expenses and other payables:
Investment advisory fees	54		296		40
Administration fees	4		23		12
Custodian fees	2		2		6
Transfer agent fees	11		141		30
Chief Compliance Officer fees	—		—	(d)	—	(d)
Trustees' fees	—	(d)	271		54
12b-1 fees	—	(d)	67		17
Other accrued expenses	8		62		29
Total Liabilities	4,197		8,832		986
NET ASSETS:
Capital	66,558		334,299		54,021
Accumulated net investment income (loss)	20		(52)		14
Accumulated net realized gains (losses) from investments	815		31,537		4,793
Net unrealized appreciation (depreciation) on investments	14,110		99,150		176,298
Net Assets	$81,503		$464,934		$235,126
Net Assets
Class A Shares	$2,774		$370,989		$194,708
Class C Shares	—		58,425		—
Class R Shares	—		543		16,942
Class R6 Shares	2,273		—		—
Class Y Shares	76,456		34,977		23,476
Total	$81,503		$464,934		$235,126
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	153		7,967		9,199
Class C Shares	—		1,528		—
Class R Shares	—		12		802
Class R6 Shares	124		—		—
Class Y Shares	4,187		699		1,102
Total	4,464		10,206		11,103
Net asset value, offering (except Class A Shares) and redemption price per share: (e)
Class A Shares	$18.12		$46.57		$21.17
Class C Shares (f)	—		$38.25		—
Class R Shares	—		$44.21		$21.12
Class R6 Shares	$18.30		—		—
Class Y Shares	$18.26		$50.01		$21.30
Maximum Sales Charge — Class A Shares	5.75%		5.75%		2.50%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.23		$49.41		$21.71

(a)  Includes $3,475 of securities on loan.

(b)  Includes $6,246 of securities on loan.

(c)  Includes $708 of securities on loan.

(d)  Rounds to less than $1.

(e)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(f)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
ASSETS:
Investments, at value (Cost $2,468,122, $6,008 and $4,596)	$3,924,367	$7,285	(a)	$6,157	(b)
Foreign currency, at value (Cost $—, $— and $17)	—	—		17
Cash and cash equivalents	25,270	78		53
Interest and dividends receivable	4,578	3		11
Receivable for capital shares issued	2,839	—		2
Receivable for investments sold	27,169	—		—
Receivable from Adviser	1	2		21
Prepaid expenses	57	—	(c)	6
Total Assets	3,984,281	7,368		6,267
LIABILITIES:
Securities lending collateral	—	547		160
Payable for investments purchased	6,365	—		—
Foreign tax payable	—	—		8
Payable for capital shares redeemed	35,989	—		22
Accrued expenses and other payables:
Investment advisory fees	2,530	5		5
Administration fees	195	—	(c)	—	(c)
Custodian fees	19	2		11
Transfer agent fees	981	—	(c)	1
Chief Compliance Officer fees	1	—		—
Trustees' fees	44	—	(c)	—
12b-1 fees	135	—	(c)	—	(c)
Other accrued expenses	315	13		21
Total Liabilities	46,574	567		228
NET ASSETS:
Capital	2,361,099	5,488		4,455
Accumulated net investment income (loss)	1,816	(37)		(32)
Accumulated net realized gains (losses) from investments	115,542	73		63
Net unrealized appreciation (depreciation) on investments	1,459,250	1,277		1,553
Net Assets	$3,937,707	$6,801		$6,039
Net Assets
Class A Shares	$603,474	$133		$893
Class C Shares	142,569	—		—
Class I Shares	—	6,607		—
Class R Shares	30,840	—		—
Class R6 Shares	759,944	—		—
Class Y Shares	2,400,880	61		5,146
Total	$3,937,707	$6,801		$6,039
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	17,505	11		62
Class C Shares	5,088	—		—
Class I Shares	—	543		—
Class R Shares	938	—		—
Class R6 Shares	20,431	—		—
Class Y Shares	65,488	5		359
Total	109,450	559		421
Net asset value, offering (except Class A Shares) and redemption price per share: (d)
Class A Shares	$34.47	$12.08		$14.36
Class C Shares (e)	$28.02	—		—
Class I Shares	—	$12.17		—
Class R Shares	$32.88	—		—
Class R6 Shares	$37.20	—		—
Class Y Shares	$36.66	$12.14		$14.34
Maximum Sales Charge — Class A Shares	5.75%	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$36.57	$12.82		$15.24

(a)  Includes $526 of securities on loan.

(b)  Includes $151 of securities on loan.

(c)  Rounds to less than $1.

(d)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(e)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities December 31, 2017

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Trivalent International Fund-Core Equity	Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
ASSETS:
Investments, at value (Cost $22,131, $1,086,992 and $106,014)	$26,799 (a)	$1,450,506 (b)	$106,244
Foreign currency, at value (Cost $21, $209 and $—)	22	208	—
Cash and cash equivalents	95	11,722	3,044
Deposits with brokers for futures contracts	—	—	402
Deposits with brokers for swap agreements	—	—	529
Interest and dividends receivable	31	2,196	618
Receivable for capital shares issued	41	3,036	69
Receivable for investments sold	—	299	6,178
Variation margin receivable on open futures contracts	—	—	7
Variation margin receivable on open swap agreements	—	—	5
Reclaims receivable	38	1,049	—
Receivable from Adviser	53	352	12
Prepaid expenses	54	76	33
Total Assets	27,133	1,469,444	117,141
LIABILITIES:
Securities lending collateral	389	26,813	—
Unrealized depreciation on foreign currency spot contracts	—	1	—
Payable for investments purchased	—	1,550	14,367
Payable for capital shares redeemed	8	1,620	206
Payable for deferred mortgage dollar rolls	—	—	1
Accrued expenses and other payables:
Investment advisory fees	18	1,112	35
Administration fees	1	69	5
Custodian fees	15	27	1
Transfer agent fees	5	166	10
Trustees' fees	75	21	86
12b-1 fees	1	18	2
Other accrued expenses	24	156	23
Total Liabilities	536	31,553	14,736
NET ASSETS:
Capital	30,847	1,054,988	108,904
Accumulated net investment income (loss)	(388)	(7,046)	398
Accumulated net realized gains (losses) from investments	(8,532)	26,386	(7,134)
Net unrealized appreciation (depreciation) on investments	4,670	363,563	237
Net Assets	$26,597	$1,437,891	$102,405
Net Assets
Class A Shares	$7,048	$143,540	$13,889
Class C Shares	834	5,992	1,918
Class I Shares	420	676,336	—
Class R6 Shares	2,149	36,410	7,109
Class Y Shares	16,146	575,613	79,489
Total	$26,597	$1,437,891	$102,405
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	934	9,826	1,458
Class C Shares	111	419	200
Class I Shares	56	46,004	—
Class R6 Shares	284	2,464	745
Class Y Shares	2,146	39,296	8,333
Total	3,531	98,009	10,736
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$7.54	$14.61	$9.52
Class C Shares (d)	$7.52	$14.31	$9.59
Class I Shares	$7.55	$14.70	—
Class R6 Shares	$7.57	$14.77	$9.54
Class Y Shares	$7.52	$14.65	$9.54
Maximum Sales Charge — Class A Shares	5.75%	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$8.00	$15.50	$9.71

(a)  Includes $373 of securities on loan.

(b)  Includes $25,597 of securities on loan.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2017

(Amounts in Thousands)  (Unaudited)

	Integrity Discovery Fund	Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
Investment Income:
Interest income	$18	$5		$194
Dividend income	869	723		18,957
Securities lending income	94	7		526
Foreign tax withholding	—	—		(22)
Total Income	981	735		19,655
Expenses:
Investment advisory fees	733	221		11,095
Administration fees	43	17		763
12b-1 fees — Class A Shares	86	4		277
12b-1 fees — Class C Shares	82	—		139
12b-1 fees — Class R Shares	7	—		40
Custodian fees	5	3		56
Transfer agent fees — Class A Shares	58	4		330
Transfer agent fees — Class C Shares	11	—		20
Transfer agent fees — Class R Shares	3	—		37
Transfer agent fees — Class R6 Shares	—	—	(a)	2
Transfer agent fees — Class Y Shares	35	41		1,069
Trustees' fees	8	2		98
Chief Compliance Officer fees	1	—	(a)	12
Legal and audit fees	10	7		88
State registration and filing fees	35	29		79
Other expenses	18	11		152
Total Expenses	1,135	339		14,257
Expenses waived/reimbursed by Adviser	(3)	(85)		(18)
Net Expenses	1,132	254		14,239
Net Investment Income (Loss)	(151)	481		5,416
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	7,570	2,313		132,320
Net realized gains (losses) from futures transactions	— (a)	—		—
Net change in unrealized appreciation/depreciation on investments	4,339	3,916		152,528
Net realized/unrealized gains on investments	11,909	6,229		284,848
Change in net assets resulting from operations	$11,758	$6,710		$290,264

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2017

(Amounts in Thousands)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund	S&P 500 Index Fund
Investment Income:
Interest income	$7		$21	$6
Dividend income	572		2,858	2,397
Securities lending income	8		20	3
Foreign tax withholding	—		(9)	—
Total Income	587		2,890	2,406
Expenses:
Investment advisory fees	274		1,661	236
Administration fees	20		130	69
12b-1 fees — Class A Shares	3		445	147
12b-1 fees — Class C Shares	—		284	—
12b-1 fees — Class R Shares	—		1	41
Custodian fees	4		11	10
Transfer agent fees — Class A Shares	2		404	73
Transfer agent fees — Class C Shares	—		73	—
Transfer agent fees — Class R Shares	—		1	8
Transfer agent fees — Class R6 Shares	—	(a)	—	—
Transfer agent fees — Class Y Shares	37		11	2
Trustees' fees	2		29	12
Chief Compliance Officer fees	—	(a)	2	1
Legal and audit fees	7		20	13
State registration and filing fees	27		32	26
Interest expense on interfund lending (See Note 6)	—		—	—	(a)
Other expenses	12		69	29
Total Expenses	388		3,173	667
Expenses waived/reimbursed by Adviser	(83)		(5)	—
Net Expenses	305		3,168	667
Net Investment Income (Loss)	282		(278)	1,739
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	2,775		35,104	18,024
Net realized gains (losses) from futures transactions	—		—	168
Net change in unrealized appreciation/depreciation on investments	6,625		35,757	4,722
Net change in unrealized appreciation/depreciation on futures transactions	—		—	37
Net realized/unrealized gains on investments	9,400		70,861	22,951
Change in net assets resulting from operations	$9,682		$70,583	$24,690

(a)  Rounds to less than $1.
See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2017

(Amounts in Thousands)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
Investment Income:
Interest income	$39	$—		$—
Dividend income	22,858	16		80
Securities lending income	7	1		3
Foreign tax withholding	—	—	(a)	(10)
Total Income	22,904	17		73
Expenses:
Investment advisory fees	15,007	27		32
Administration fees	1,176	2		2
12b-1 fees — Class A Shares	797	—	(a)	1
12b-1 fees — Class C Shares	733	—		—
12b-1 fees — Class R Shares	79	—		—
Custodian fees	100	2		27
Transfer agent fees — Class A Shares	661	—	(a)	1
Transfer agent fees — Class C Shares	66	—		—
Transfer agent fees — Class I Shares	—	—	(a)	—
Transfer agent fees — Class R Shares	42	—		—
Transfer agent fees — Class R6 Shares	1	—		—
Transfer agent fees — Class Y Shares	1,820	—	(a)	4
Trustees' fees	125	—	(a)	—	(a)
Chief Compliance Officer fees	17	—	(a)	—	(a)
Legal and audit fees	140	6		10
State registration and filing fees	84	4		4
Accounting fees	—	—		13
Interest expense on interfund lending	—	—		—
Other expenses	289	4		2
Total Expenses	21,137	45		96
Expenses waived/reimbursed by Adviser	(11)	(8)		(52)
Net Expenses	21,126	37		44
Net Investment Income (Loss)	1,778	(20)		29
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	245,139	287		337
Net realized gains (losses) from foreign capital gains taxes	—	—		—	(a)
Net change in unrealized appreciation/depreciation on investments	201,377	304		663
Net change in unrealized appreciation/depreciation on foreign capital gains taxes	—	—		(6)
Net realized/unrealized gains on investments	446,516	591		994
Change in net assets resulting from operations	$448,294	$571		$1,023

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended December 31, 2017

(Amounts in Thousands)  (Unaudited)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund
Investment Income:
Interest income	$1		$49	$1,503
Dividend income	275		9,853	—
Securities lending income	1		311	—	(a)
Foreign tax withholding	(31)		(1,073)	—
Mortgage dollar roll income	—		—	103
Total Income	246		9,140	1,606
Expenses:
Investment advisory fees	100		6,093	204
Administration fees	7		383	30
12b-1 fees — Class A Shares	8		159	18
12b-1 fees — Class C Shares	—	(a)	28	10
Custodian fees	24		84	4
Transfer agent fees — Class A Shares	5		117	15
Transfer agent fees — Class C Shares	1		4	2
Transfer agent fees — Class I Shares	—	(a)	229	—
Transfer agent fees — Class R6 Shares	—	(a)	1	—	(a)
Transfer agent fees — Class Y Shares	1		377	11
Trustees' fees	4		45	8
Chief Compliance Officer fees	—	(a)	6	—	(a)
Legal and audit fees	10		46	9
State registration and filing fees	35		53	31
Interest expense on interfund lending	—		—	—
Other expenses	29		87	13
Total Expenses	224		7,712	355
Expenses waived/reimbursed by Adviser	(103)		(837)	(36)
Net Expenses	121		6,875	319
Net Investment Income	125		2,265	1,287
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	342		45,760	257
Net realized gains (losses) on foreign capital gains taxes	(1)		—	—
Net realized gains (losses) from futures transactions	—		—	(29)
Net realized gains (losses) from swap transactions	—		—	89
Net change in unrealized appreciation/depreciation on investments	2,253		137,627	(282)
Net change in unrealized appreciation/depreciation on futures transactions	—		—	15
Net change in unrealized appreciation/depreciation on swap transactions	—		—	41
Net change in unrealized appreciation/depreciation on foreign capital gains taxes	(2)		—	—
Net realized/unrealized gains on investments	2,592		183,387	93
Change in net assets resulting from operations	$2,717		$185,652	$1,378

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(151)	$(758)	$481	$240	$5,416	$3,261
Net realized gains (losses) from investment transactions	7,570	16,574	2,313	1,272	132,320	138,172
Net change in unrealized appreciation/depreciation on investments	4,339	17,374	3,916	3,068	152,528	289,457
Change in net assets resulting from operations	11,758	33,190	6,710	4,580	290,264	430,890
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(22)	—	—	—
Class C Shares	—	—	—	—	—	—
Class R Shares	—	—	—	—	—	—
Class R6 Shares	—	—	(37)	(4)	(2,115)	(2,661)
Class Y Shares	—	—	(570)	(143)	(582)	(3,159)
From net realized gains:
Class A Shares	(6,534)	(4,989)	(91)	—	(12,707)	—
Class C Shares	(2,217)	(839)	—	—	(1,794)	—
Class R Shares	(394)	(82)	—	—	(937)	—
Class R6 Shares	—	—	(120)	—	(53,013)	—
Class Y Shares	(6,618)	(1,320)	(1,820)	—	(80,400)	—
Change in net assets resulting from distributions to shareholders	(15,763)	(7,230)	(2,660)	(147)	(151,548)	(5,820)
Change in net assets resulting from capital transactions	9,654	34,650	9,992	27,541	67,410	186,771
Change in net assets	5,649	60,610	14,042	31,974	206,126	611,841
Net Assets:
Beginning of period	152,783	92,173	52,228	20,254	2,462,030	1,850,189
End of period	$158,432	$152,783	$66,270	$52,228	$2,668,156	$2,462,030
Accumulated net investment income (loss)	$(121)	$30	$(11)	$137	$5,424	$2,705

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$5,868	$92,292	$427	$2,501	$21,800	$51,967
Distributions reinvested	5,743	4,711	112	—	9,666	—
Cost of shares redeemed	(31,743)	(75,301)	(663)	(11,245)	(36,484)	(94,576)
Total Class A Shares	$(20,132)	$21,702	$(124)	$(8,744)	$(5,018)	$(42,609)
Class C Shares
Proceeds from shares issued	$1,132	$2,880	$—	$—	$942	$3,752
Distributions reinvested	2,098	693	—	—	1,746	—
Cost of shares redeemed	(1,283)	(4,963)	—	—	(2,439)	(10,425)
Total Class C Shares	$1,947	$(1,390)	$—	$—	$249	$(6,673)
Class R Shares
Proceeds from shares issued	$1,814	$725	$—	$—	$2,872	$5,633
Distributions reinvested	232	38	—	—	639	—
Cost of shares redeemed	(385)	(585)	—	—	(3,161)	(8,516)
Total Class R Shares	$1,661	$178	$—	$—	$350	$(2,883)
Class R6 Shares
Proceeds from shares issued	$—	$—	$2,593	$1,518	$81,073	$298,298
Distributions reinvested	—	—	157	4	53,470	2,657
Cost of shares redeemed	—	—	(492)	(998)	(115,374)	(179,090)
Total Class R6 Shares	$—	$—	$2,258	$524	$19,169	$121,865
Class Y Shares
Proceeds from shares issued	$29,360	$34,425	$10,902	$42,859	$163,163	$445,390
Distributions reinvested	5,744	1,225	2,371	140	72,545	2,713
Cost of shares redeemed	(8,926)	(21,490)	(5,415)	(7,238)	(183,048)	(331,032)
Total Class Y Shares	$26,178	$14,160	$7,858	$35,761	$52,660	$117,071
Change in net assets resulting from capital transactions	$9,654	$34,650	$9,992	$27,541	$67,410	$186,771

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Discovery Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	139	2,344	23	147	556	1,440
Reinvested	141	116	6	—	243	—
Redeemed	(764)	(1,872)	(35)	(705)	(928)	(2,675)
Total Class A Shares	(484)	588	(6)	(558)	(129)	(1,235)
Class C Shares
Issued	35	92	—	—	27	114
Reinvested	69	22	—	—	50	—
Redeemed	(39)	(163)	—	—	(70)	(324)
Total Class C Shares	65	(49)	—	—	7	(210)
Class R Shares
Issued	44	19	—	—	76	158
Reinvested	6	1	—	—	16	—
Redeemed	(9)	(15)	—	—	(82)	(242)
Total Class R Shares	41	5	—	—	10	(84)
Class R6 Shares
Issued	—	—	138	85	2,002	7,970
Reinvested	—	—	8	— (a)	1,298	68
Redeemed	—	—	(26)	(56)	(2,841)	(4,887)
Total Class R6 Shares	—	—	120	29	459	3,151
Class Y Shares
Issued	638	806	580	2,519	4,057	12,064
Reinvested	130	28	122	8	1,773	70
Redeemed	(198)	(502)	(288)	(411)	(4,526)	(8,938)
Total Class Y Shares	570	332	414	2,116	1,304	3,196
Change in Shares	192	876	528	1,587	1,651	4,818

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$282	$130	$(278)	$(306)	$1,739	$3,587
Net realized gains (losses) from investment transactions	2,775	599	35,104	30,736	18,192	24,433
Net change in unrealized appreciation/depreciation on investments	6,625	5,175	35,757	35,960	4,759	10,521
Change in net assets resulting from operations	9,682	5,904	70,583	66,390	24,690	38,541
Distributions to Shareholders:
From net investment income:
Class A Shares	(7)	—	—	—	(1,465)	(3,000)
Class C Shares	—	—	—	—	—	—
Class R Shares	—	—	—	—	(88)	(171)
Class R6 Shares	(10)	—	—	—	—	—
Class Y Shares	(335)	(32)	—	—	(188)	(633)
From net realized gains:
Class A Shares	(30)	—	(18,795)	—	(26,711)	(12,170)
Class C Shares	—	—	(3,551)	—	—	—
Class R Shares	—	—	(29)	—	(2,282)	(911)
Class R6 Shares	(24)	—	—	—	—	—
Class Y Shares	(805)	—	(1,654)	—	(3,200)	(2,439)
Change in net assets resulting from distributions to shareholders	(1,211)	(32)	(24,029)	—	(33,934)	(19,324)
Change in net assets resulting from capital transactions	17,201	26,944	(5,136)	(51,451)	8,345	(18,279)
Change in net assets	25,672	32,816	41,418	14,939	(899)	938
Net Assets:
Beginning of period	55,831	23,015	423,516	408,577	236,025	235,087
End of period	$81,503	$55,831	$464,934	$423,516	$235,126	$236,025
Accumulated net investment income (loss)	$20	$90	$(52)	$226	$14	$16

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$415	$1,960	$4,959	$17,665	$10,158	$19,860
Distributions reinvested	37	—	15,715	—	24,815	13,337
Cost of shares redeemed	(282)	(562)	(29,053)	(47,504)	(24,977)	(41,968)
Total Class A Shares	$170	$1,398	$(8,379)	$(29,839)	$9,996	$(8,771)
Class C Shares
Proceeds from shares issued	$—	$—	$1,039	$863	$—	$—
Distributions reinvested	—	—	3,424	—	—	—
Cost of shares redeemed	—	—	(8,974)	(21,471)	—	—
Total Class C Shares	$—	$—	$(4,511)	$(20,608)	$—	$—
Class R Shares
Proceeds from shares issued	$—	$—	$94	$167	$2,412	$5,029
Distributions reinvested	—	—	25	—	2,370	1,082
Cost of shares redeemed	—	—	(140)	(1,092)	(2,672)	(4,986)
Total Class R Shares	$—	$—	$(21)	$(925)	$2,110	$1,125
Class R6 Shares
Proceeds from shares issued	$1,968	$257	$—	$—	$—	$—
Distributions reinvested	34	—	—	—	—	—
Cost of shares redeemed	(1)	(4,280)	—	—	—	—
Total Class R6 Shares	$2,001	$(4,023)	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$19,035	$37,010	$9,050	$6,634	$2,437	$7,296
Distributions reinvested	1,135	32	1,148	—	2,709	2,799
Cost of shares redeemed	(5,140)	(7,473)	(2,423)	(6,713)	(8,907)	(20,728)
Total Class Y Shares	$15,030	$29,569	$7,775	$(79)	$(3,761)	$(10,633)
Change in net assets resulting from capital transactions	$17,201	$26,944	$(5,136)	$(51,451)	$8,345	$(18,279)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Small/Mid-Cap Value Fund		Munder Multi-Cap Fund		S&P 500 Index Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	24	126	108	443	451	929
Reinvested	2	—	336	—	1,164	642
Redeemed	(17)	(36)	(648)	(1,231)	(1,083)	(1,965)
Total Class A Shares	9	90	(204)	(788)	532	(394)
Class C Shares
Issued	—	—	27	27	—	—
Reinvested	—	—	89	—	—	—
Redeemed	—	—	(245)	(648)	—	—
Total Class C Shares	—	—	(129)	(621)	—	—
Class R Shares
Issued	—	—	2	5	105	234
Reinvested	—	—	1	—	112	52
Redeemed	—	—	(4)	(29)	(114)	(232)
Total Class R Shares	—	—	(1)	(24)	103	54
Class R6 Shares
Issued	121	18	—	—	—	—
Reinvested	2	—	—	—	—	—
Redeemed	— (a)	(270)	—	—	—	—
Total Class R6 Shares	123	(252)	—	—	—	—
Class Y Shares
Issued	1,117	2,373	188	158	106	341
Reinvested	62	2	23	—	126	134
Redeemed	(300)	(484)	(51)	(160)	(392)	(946)
Total Class Y Shares	879	1,891	160	(2)	(160)	(471)
Change in Shares	1,011	1,729	(174)	(1,435)	475	(811)

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund		Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,778	$(36)	$(20)	$(7)	$29	$48
Net realized gains (losses) from investment transactions	245,139	848,910	287	20	337	76
Net change in unrealized appreciation/depreciation on investments	201,377	(129,327)	304	1,385	657	694
Change in net assets resulting from operations	448,294	719,547	571	1,398	1,023	818
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	—	(7)	(3)
Class C Shares	—	—	—	—	—	—
Class R Shares	—	—	—	—	—	—
Class R6 Shares	—	—	—	—	—	—
Class Y Shares	—	—	—	—	(68)	(40)
From net realized gains:
Class A Shares	(104,767)	(103,938)	(1)	—	(14)	—
Class C Shares	(29,546)	(24,737)	—	—	—	—
Class I Shares	—	—	(40)	—	—	—
Class R Shares	(5,532)	(4,453)	—	—	—	—
Class R6 Shares	(124,281)	(81,739)	—	—	—	—
Class Y Shares	(397,335)	(291,102)	— (a)	—	(83)	—
Change in net assets resulting from distributions to shareholders	(661,461)	(505,969)	(41)	—	(172)	(43)
Change in net assets resulting from capital transactions	204,741	(1,196,267)	83	361	(396)	860
Change in net assets	(8,426)	(982,689)	613	1,759	455	1,635
Net Assets:
Beginning of period	3,946,133	4,928,822	6,188	4,429	5,584	3,949
End of period	$3,937,707	$3,946,133	$6,801	$6,188	$6,039	$5,584
Accumulated net investment income (loss)	$1,816	$38	$(37)	$(17)	$(32)	$14

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund			Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017		Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)			(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$46,043	$131,026	$46		$70	$167	$393
Distributions reinvested	91,860	89,253	1		—	20	2
Cost of shares redeemed	(157,773)	(565,497)	(4)		(59)	(101)	(39)
Total Class A Shares	$(19,870)	$(345,218)	$43		$11	$86	$356
Class C Shares
Proceeds from shares issued	$2,269	$7,907	$—		$—	$—	$—
Distributions reinvested	27,760	20,067	—		—	—	—
Cost of shares redeemed	(21,950)	(82,640)	—		—	—	—
Total Class C Shares	$8,079	$(54,666)	$—		$—	$—	$—
Class I Shares
Proceeds from shares issued	$—	$—	$—		$440	$—	$—
Distributions reinvested	—	—	40		—	—	—
Cost of shares redeemed	—	—	—	(a)	(90)	—	—
Total Class I Shares	$—	$—	$40		$350	$—	$—
Class R Shares
Proceeds from shares issued	$2,867	$5,802	$—		$—	$—	$—
Distributions reinvested	5,241	4,278	—		—	—	—
Cost of shares redeemed	(8,100)	(18,371)	—		—	—	—
Total Class R Shares	$8	$(8,291)	$—		$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$95,360	$214,659	$—		$—	$—	$—
Distributions reinvested	121,716	79,420	—		—	—	—
Cost of shares redeemed	(181,406)	(331,330)	—		—	—	—
Total Class R6 Shares	$35,670	$(37,251)	$—		$—	$—	$—
Class Y Shares
Proceeds from shares issued	$193,225	$428,446	$—		$—	$268	$674
Distributions reinvested	371,739	271,924	—	(a)	—	151	37
Cost of shares redeemed	(384,110)	(1,451,211)	—		—	(901)	(207)
Total Class Y Shares	$180,854	$(750,841)	$—		$—	$(482)	$504
Change in net assets resulting from capital transactions	$204,741	$(1,196,267)	$83		$361	$(396)	$860

(a)  Rounds to less than $1.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Munder Mid-Cap Core Growth Fund		Munder Small Cap Growth Fund			Trivalent Emerging Markets Small-Cap Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017		Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)			(unaudited)
Share Transactions:
Class A Shares
Issued	1,221	3,622	4		6	12	33
Reinvested	2,679	2,653	—	(a)	—	1	— (a)
Redeemed	(4,067)	(15,569)	—	(a)	(5)	(7)	(3)
Total Class A Shares	(167)	(9,294)	4		1	6	30
Class C Shares
Issued	76	264	—		—	—	—
Reinvested	996	702	—		—	—	—
Redeemed	(687)	(2,651)	—		—	—	—
Total Class C Shares	385	(1,685)	—		—	—	—
Class I Shares
Issued	—	—	—		47	—	—
Reinvested	—	—	3		—	—	—
Redeemed	—	—	—	(a)	(10)	—	—
Total Class I Shares	—	—	3		37	—	—
Class R Shares
Issued	79	166	—		—	—	—
Reinvested	160	132	—		—	—	—
Redeemed	(219)	(524)	—		—	—	—
Total Class R Shares	20	(226)	—		—	—	—
Class R6 Shares
Issued	2,328	5,620	—		—	—	—
Reinvested	3,291	2,227	—		—	—	—
Redeemed	(4,446)	(8,498)	—		—	—	—
Total Class R6 Shares	1,173	(651)	—		—	—	—
Class Y Shares
Issued	4,753	11,262	—		—	21	58
Reinvested	10,196	7,703	—	(a)	—	11	4
Redeemed	(9,453)	(38,031)	—		—	(68)	(19)
Total Class Y Shares	5,496	(19,066)	—	(a)	—	(36)	43
Change in Shares	6,907	(30,922)	7		38	(30)	73

(a)  Rounds to less than 1.
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$125	$293	$2,265	$12,538	$1,287	$2,586
Net realized gains (losses) from investment transactions	341	1,608	45,760	17,173	317	510
Net change in unrealized appreciation/depreciation on investments	2,251	1,828	137,627	165,695	(226)	(1,880)
Change in net assets resulting from operations	2,717	3,729	185,652	195,406	1,378	1,216
Distributions to Shareholders:
From net investment income:
Class A Shares	(119)	(94)	(1,434)	(878)	(197)	(526)
Class C Shares	(8)	(12)	(20)	(17)	(21)	(75)
Class I Shares	(8)	(6)	(8,653)	(6,447)	—	—
Class R6 Shares	(42)	(28)	(424)	(261)	(100)	(215)
Class Y Shares	(311)	(387)	(6,707)	(5,255)	(1,190)	(3,030)
From net realized gains:
Class A Shares	(326)	—	(798)	—	—	—
Class C Shares	(39)	—	(33)	—	—	—
Class I Shares	(19)	—	(3,700)	—	—	—
Class R6 Shares	(99)	—	(199)	—	—	—
Class Y Shares	(746)	—	(3,159)	—	—	—
Change in net assets resulting from distributions to shareholders	(1,717)	(527)	(25,127)	(12,858)	(1,508)	(3,846)
Change in net assets resulting from capital transactions	3,074	(1,202)	159,614	98,726	2,932	1,908
Change in net assets	4,074	2,000	320,139	281,274	2,802	(722)
Net Assets:
Beginning of period	22,523	20,523	1,117,752	836,478	99,603	100,325
End of period	$26,597	$22,523	$1,437,891	$1,117,752	$102,405	$99,603
Accumulated net investment income (loss)	$(388)	$(25)	$(7,046)	$7,927	$398	$619

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,840	$1,296	$68,709	$34,930	$690	$2,018
Distributions reinvested	385	77	2,090	753	160	424
Cost of shares redeemed	(1,083)	(1,165)	(35,699)	(37,141)	(1,515)	(3,371)
Total Class A Shares	$1,142	$208	$35,100	$(1,458)	$(665)	$(929)
Class C Shares
Proceeds from shares issued	$77	$67	$623	$942	$108	$205
Distributions reinvested	40	7	48	15	20	62
Cost of shares redeemed	(98)	(582)	(546)	(2,566)	(279)	(1,368)
Total Class C Shares	$19	$(508)	$125	$(1,609)	$(151)	$(1,101)
Class I Shares
Proceeds from shares issued	$12	$144	$93,810	$112,440	$—	$—
Distributions reinvested	27	6	5,068	2,277	—	—
Cost of shares redeemed	(14)	(6)	(37,557)	(39,105)	—	—
Total Class I Shares	$25	$144	$61,321	$75,612	$—	$—
Class R6 Shares
Proceeds from shares issued	$738	$773	$5,036	$17,102	$1,162	$5,345
Distributions reinvested	141	28	620	260	100	215
Cost of shares redeemed	(413)	(961)	(3,385)	(4,824)	(846)	(1,189)
Total Class R6 Shares	$466	$(160)	$2,271	$12,538	$416	$4,371
Class Y Shares
Proceeds from shares issued	$698	$6,797	$99,838	$118,109	$4,958	$10,033
Distributions reinvested	990	371	7,971	4,284	1,045	2,677
Cost of shares redeemed	(266)	(8,054)	(47,012)	(108,750)	(2,671)	(13,143)
Total Class Y Shares	$1,422	$(886)	$60,797	$13,643	$3,332	$(433)
Change in net assets resulting from capital transactions	$3,074	$(1,202)	$159,614	$98,726	$2,932	$1,908

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Trivalent International Fund-Core Equity		Trivalent International Small-Cap Fund		INCORE Total Return Bond Fund
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Six Months Ended December 31, 2017	Year Ended June 30, 2017
	(unaudited)		(unaudited)		(unaudited)
Share Transactions:
Class A Shares
Issued	239	190	5,077	3,023	72	211
Reinvested	51	12	145	70	17	44
Redeemed	(141)	(175)	(2,567)	(3,277)	(159)	(352)
Total Class A Shares	149	27	2,655	(184)	(70)	(97)
Class C Shares
Issued	10	10	46	85	11	22
Reinvested	5	1	3	1	2	6
Redeemed	(12)	(84)	(40)	(231)	(29)	(142)
Total Class C Shares	3	(73)	9	(145)	(16)	(114)
Class I Shares
Issued	2	21	6,697	9,680	—	—
Reinvested	4	1	348	210	—	—
Redeemed	(2)	(1)	(2,685)	(3,408)	—	—
Total Class I Shares	4	21	4,360	6,482	—	—
Class R6 Shares
Issued	94	115	357	1,482	121	552
Reinvested	19	4	42	24	10	22
Redeemed	(54)	(148)	(242)	(419)	(87)	(123)
Total Class R6 Shares	59	(29)	157	1,087	44	451
Class Y Shares
Issued	92	1,048	7,237	10,237	518	1,050
Reinvested	131	59	549	397	109	279
Redeemed	(34)	(1,248)	(3,377)	(9,455)	(279)	(1,367)
Total Class Y Shares	189	(141)	4,409	1,179	348	(38)
Change in Shares	404	(195)	11,590	8,419	306	202

See notes to financial statements.

Victory Portfolios	Statement of Cash Flows For the Six Months Ended December 31, 2017

(Amounts in Thousands)  (Unaudited)

Victory INCORE Total Return Bond Fund
Increase (Decrease) in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$1,378
Adjustments to reconcile net increase in net assets from operations to net cash provided by in operating activities:
Purchases of investments	(125,634)
Proceeds from disposition and paydowns of investments	125,548
Net amortization/accretion on investments	132
Deposits with brokers for futures contracts	40
Deposits with brokers for swaps contracts	565
Interest and dividends receivable	57
Receivable from Adviser	4
Prepaid expenses	(5)
Payments for futures contracts transactions	(41)
Payments for swap contracts transactions	131
Payable for investments purchased	803
Payable to Adviser	2
Payable for deferred mortgage dollar rolls	(8)
Payable for custodian fees	1
Payable for transfer agent fees	(8)
Payable for trustee fees	4
Accounts payable and accrued expenses	(11)
Net realized gain from investments	(317)
Change in unrealized appreciation/depreciation from investments	226
Net cash provided by operating activities	2,867
Cash Flows from Financing Activities:
Payments for mortgage dollar rolls purchases	881
Proceeds on mortgage dollar roll sales	(6,178)
Proceeds from shares sold	6,855
Payments on shares redeemed	(5,340)
Cash dividends paid (excluding reinvest of dividends of $1,325)	(183)
Net cash used in financing activities	(3,965)
Net change in cash and cash equivalents	(1,098)
Cash at beginning of period	4,142
Cash at end of period	$3,044

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$41.01	$32.71	$38.13		$37.51	$35.12	$32.55
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.19)	(0.09)		(0.24)	(0.38)	(0.15)
Net realized and unrealized gains (losses) on investments	3.72	10.10	(2.73)		4.22	8.01	7.92
Total from Investment Activities	3.66	9.91	(2.82)		3.98	7.63	7.77
Distributions to Shareholders:
Net realized gains from investments	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Total Distributions to Shareholders	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—	—	—
Net Asset Value, End of Period	$40.17	$41.01	$32.71		$38.13	$37.51	$35.12
Total Return (excludes sales charge) (b)	8.78%	30.36%	(7.34	)%(c)	11.32%	21.75%	27.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$64,019	$85,228	$48,759		$60,621	$82,905	$62,982
Ratio of net expenses to average net assets (d)	1.58%	1.55%	1.60%		1.70%	1.83%	1.93%
Ratio of net investment income (loss) to average net assets (d)	(0.26)%	(0.50)%	(0.27)%		(0.66)%	(1.00)%	(0.47)%
Portfolio turnover (b) (e)	26%	110%	42%		38%	62%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$31.69	$25.76	$30.85		$31.20	$30.16	$28.84
Investment Activities:
Net investment income (loss) (a)	(0.16)	(0.38)	(0.28)		(0.43)	(0.55)	(0.35)
Net realized and unrealized gains (losses) on investments	2.87	7.92	(2.21)		3.44	6.83	6.87
Total from Investment Activities	2.71	7.54	(2.49)		3.01	6.28	6.52
Distributions to Shareholders:
Net realized gains from investments	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Total Distributions to Shareholders	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—	—	—
Net Asset Value, End of Period	$29.90	$31.69	$25.76		$30.85	$31.20	$30.16
Total Return (excludes contingent deferred sales charge) (b)	8.36%	29.33%	(8.04	)%(c)	10.41%	20.86%	26.43%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,846	$15,796	$14,096		$16,989	$17,532	$13,767
Ratio of net expenses to average net assets (d)	2.33%	2.36%	2.38%		2.50%	2.58%	2.69%
Ratio of net investment income (loss) to average net assets (d)	(0.98)%	(1.28)%	(1.05)%		(1.45)%	(1.75)%	(1.22)%
Portfolio turnover (b) (e)	26%	110%	42%		38%	62%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class R Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$39.49	$31.71	$37.21		$36.81	$34.63	$32.23
Investment Activities:
Net investment income (loss) (a)	(0.14)	(0.37)	(0.24)		(0.36)	(0.46)	(0.24)
Net realized and unrealized gains (losses) on investments	3.55	9.76	(2.66)		4.12	7.88	7.84
Total from Investment Activities	3.41	9.39	(2.90)		3.76	7.42	7.60
Distributions to Shareholders:
Net realized gains from investments	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Total Distributions to Shareholders	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—	—	—
Net Asset Value, End of Period	$38.40	$39.49	$31.71		$37.21	$36.81	$34.63
Total Return (b)	8.51%	29.67%	(7.76	)%(c)	10.88%	21.46%	27.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,803	$2,291	$1,696		$1,232	$921	$355
Ratio of net expenses to average net assets (d)	2.08%	2.08%	2.08%		2.08%	2.08%	2.18%
Ratio of net investment income (loss) to average net assets (d)	(0.69)%	(0.99)%	(0.75)%		(1.00)%	(1.24)%	(0.75)%
Ratio of gross expenses to average net assets (d) (e)	2.25%	2.56%	2.39%		2.75%	2.08%	2.18%
Portfolio turnover (b) (f)	26%	110%	42%		38%	62%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Discovery Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$44.11	$35.02	$40.52		$39.55	$36.72	$33.72
Investment Activities:
Net investment income (loss) (a)	0.02	(0.13)	(0.01)		(0.15)	(0.29)	(0.07)
Net realized and unrealized gains (losses) on investments	3.98	10.83	(2.89)		4.48	8.36	8.27
Total from Investment Activities	4.00	10.70	(2.90)		4.33	8.07	8.20
Distributions to Shareholders:
Net realized gains from investments	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Total Distributions to Shareholders	(4.50)	(1.61)	(2.65)		(3.36)	(5.24)	(5.20)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—	—	—
Net Asset Value, End of Period	$43.61	$44.11	$35.02		$40.52	$39.55	$36.72
Total Return (b)	8.93%	30.62%	(7.10	)%(c)	11.60%	22.08%	27.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$73,764	$49,468	$27,622		$36,217	$22,279	$12,107
Ratio of net expenses to average net assets (d)	1.26%	1.38%	1.35%		1.45%	1.58%	1.69%
Ratio of net investment income (loss) to average net assets (d)	0.10%	(0.30)%	(0.03)%		(0.39)%	(0.75)%	(0.20)%
Portfolio turnover (b) (e)	26%	110%	42%		38%	62%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.16% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$17.91	$15.43	$15.54		$15.83	$12.59	$9.82
Investment Activities:
Net investment income (loss) (a)	0.13	0.03	0.07		(0.02)	(0.04)	(0.02)
Net realized and unrealized gains (losses) on investments	1.96	2.45	(0.01	)(b)	0.16	3.56	2.80
Total from Investment Activities	2.09	2.48	0.06		0.14	3.52	2.78
Distributions to Shareholders:
Net investment income	(0.15)	—	(0.04)		—	—	(0.01)
Net realized gains from investments	(0.62)	—	(0.13)		(0.43)	(0.28)	—
Total Distributions to Shareholders	(0.77)	—	(0.17)		(0.43)	(0.28)	(0.01)
Net Asset Value, End of Period	$19.23	$17.91	$15.43		$15.54	$15.83	$12.59
Total Return (excludes sales charge) (c)	11.67%	16.07%	0.41%		0.84%	28.20%	28.37%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,953	$2,864	$11,086		$10,396	$4,283	$434
Ratio of net expenses to average net assets (d)	1.10%	1.35%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	1.42%	0.19%	0.44%		(0.14)%	(0.27)%	(0.20)%
Ratio of gross expenses to average net assets (d) (e)	1.91%	1.94%	1.63%		2.10%	4.75%	9.29%
Portfolio turnover (c) (f)	33%	68%	71%		58%	51%	82%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Period Ended June 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$18.02	$15.53	$14.38
Investment Activities:
Net investment income (loss) (b)	0.15	0.12	0.06
Net realized and unrealized gains (losses) on investments	1.98	2.43	1.30
Total from Investment Activities	2.13	2.55	1.36
Distributions to Shareholders:
Net investment income	(0.19)	(0.06)	(0.08)
Net realized gains from investments	(0.62)	—	(0.13)
Total Distributions to Shareholders	(0.81)	(0.06)	(0.21)
Net Asset Value, End of Period	$19.34	$18.02	$15.53
Total Return (c)	11.86%	16.42%	9.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,795	$1,375	$726
Ratio of net expenses to average net assets (d)	0.80%	0.89%	1.04%
Ratio of net investment income (loss) to average net assets (d)	1.57%	0.71%	0.75%
Ratio of gross expenses to average net assets (d) (e)	1.41%	3.01%	3.10%
Portfolio turnover (c) (f)	33%	68%	71%

(a)  Class R6 Shares of the Fund commenced operations on December 15, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$18.06	$15.58	$15.65		$15.89	$12.61	$9.83
Investment Activities:
Net investment income (loss) (a)	0.16	0.13	0.13		0.01	(0.01)	0.01
Net realized and unrealized gains (losses) on investments	1.96	2.43	(0.02	)(b)	0.18	3.57	2.81
Total from Investment Activities	2.12	2.56	0.11		0.19	3.56	2.82
Distributions to Shareholders:
Net investment income	(0.19)	(0.08)	(0.05)		—	—	(0.04)
Net realized gains from investments	(0.62)	—	(0.13)		(0.43)	(0.28)	—
Total Distributions to Shareholders	(0.81)	(0.08)	(0.18)		(0.43)	(0.28)	(0.04)
Net Asset Value, End of Period	$19.37	$18.06	$15.58		$15.65	$15.89	$12.61
Total Return (c)	11.75%	16.43%	0.73%		1.15%	28.48%	28.76%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$59,522	$47,989	$8,442		$4,507	$3,133	$2,630
Ratio of net expenses to average net assets (d)	0.85%	0.89%	1.15%		1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	1.65%	0.74%	0.85%		0.08%	(0.09)%	0.13%
Ratio of gross expenses to average net assets (d) (e)	1.10%	1.18%	1.15%		1.75%	4.80%	9.68%
Portfolio turnover (c) (f)	33%	68%	71%		58%	51%	82%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$37.70	$30.72	$33.48	$32.77	$25.95	$20.17
Investment Activities:
Net investment income (loss) (a)	— (b)	(0.08)	0.01	(0.03)	(0.13)	0.05
Net realized and unrealized gains (losses) on investments	4.38	7.06	(2.31)	0.74	6.97	5.73
Total from Investment Activities	4.38	6.98	(2.30)	0.71	6.84	5.78
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.02)	—
Net realized gains from investments	(2.36)	—	(0.46)	—	—	—
Total Distributions to Shareholders	(2.36)	—	(0.46)	—	(0.02)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$39.72	$37.70	$30.72	$33.48	$32.77	$25.95
Total Return (excludes sales charge) (c)	11.60%	22.72%	(6.87)%	2.17%	26.36%	28.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$225,752	$219,113	$216,492	$246,351	$168,289	$106,502
Ratio of net expenses to average net assets (d)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	0.01%	(0.22)%	0.04%	(0.08)%	(0.44)%	0.22%
Ratio of gross expenses to average net assets (d) (e)	1.50%	1.52%	1.57%	1.53%	1.52%	1.59%
Portfolio turnover (c) (f)	32%	58%	47%	38%	92%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$33.76	$27.69	$30.45	$30.03	$23.94	$18.75
Investment Activities:
Net investment income (loss) (a)	(0.11)	(0.28)	(0.19)	(0.25)	(0.33)	(0.10)
Net realized and unrealized gains (losses) on investments	3.91	6.35	(2.11)	0.67	6.42	5.29
Total from Investment Activities	3.80	6.07	(2.30)	0.42	6.09	5.19
Distributions to Shareholders:
Net realized gains from investments	(2.36)	—	(0.46)	—	—	—
Total Distributions to Shareholders	(2.36)	—	(0.46)	—	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$35.20	$33.76	$27.69	$30.45	$30.03	$23.94
Total Return (excludes contingent deferred sales charge) (c)	11.26%	21.92%	(7.56)%	1.40%	25.44%	27.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,417	$27,015	$27,987	$28,090	$25,035	$18,642
Ratio of net expenses to average net assets (d)	2.14%	2.16%	2.22%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (d)	(0.63)%	(0.89)%	(0.68)%	(0.85)%	(1.20)%	(0.49)%
Ratio of gross expenses to average net assets (d) (e)	2.14%	2.16%	2.22%	2.25%	2.28%	2.34%
Portfolio turnover (c) (f)	32%	58%	47%	38%	92%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$36.86	$30.11	$33.00	$32.29	$25.61	$19.96
Investment Activities:
Net investment income (loss) (a)	(0.05)	(0.16)	(0.06)	(0.12)	(0.21)	(0.02)
Net realized and unrealized gains (losses) on investments	4.28	6.91	(2.37)	0.83	6.89	5.67
Total from Investment Activities	4.23	6.75	(2.43)	0.71	6.68	5.65
Distributions to Shareholders:
Net realized gains from investments	(2.36)	—	(0.46)	—	—	—
Total Distributions to Shareholders	(2.36)	—	(0.46)	—	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$38.73	$36.86	$30.11	$33.00	$32.29	$25.61
Total Return (c)	11.48%	22.42%	(7.36)%	2.20%	26.08%	28.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,468	$15,317	$15,042	$11,850	$5,350	$651
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (d)	(0.24)%	(0.46)%	(0.19)%	(0.37)%	(0.70)%	(0.11)%
Ratio of gross expenses to average net assets (d) (e)	1.98%	2.06%	1.96%	2.02%	1.75%	1.83%
Portfolio turnover (c) (f)	32%	58%	47%	38%	92%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$38.86	$31.60	$34.31	$33.43	$26.41	$20.46
Investment Activities:
Net investment income (loss) (a)	0.12	0.12	0.18	0.13	(0.01)	0.09
Net realized and unrealized gains (losses) on investments	4.52	7.28	(2.38)	0.75	7.11	5.86
Total from Investment Activities	4.64	7.40	(2.20)	0.88	7.10	5.95
Distributions to Shareholders:
Net investment income	(0.09)	(0.14)	(0.05)	—	(0.08)	—
Net realized gains from investments	(2.36)	—	(0.46)	—	—	— (b)
Total Distributions to Shareholders	(2.45)	(0.14)	(0.51)	—	(0.08)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	— (b)
Net Asset Value, End of Period	$41.05	$38.86	$31.60	$34.31	$33.43	$26.41
Total Return (c)	11.92%	23.40%	(6.41)%	2.63%	26.89%	29.11%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$939,083	$871,150	$608,927	$423,831	$286,897	$19,560
Ratio of net expenses to average net assets (d)	0.95%	0.96%	1.00%	1.04%	1.07%	1.13%
Ratio of net investment income (loss) to average net assets (d)	0.57%	0.33%	0.57%	0.37%	(0.02)%	0.39%
Ratio of gross expenses to average net assets (d) (e)	0.95%	0.96%	1.00%	1.04%	1.07%	1.14%
Portfolio turnover (c) (f)	32%	58%	47%	38%	92%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$38.63	$31.45	$34.15	$33.33	$26.35	$20.46
Investment Activities:
Net investment income (loss) (a)	0.08	0.05	0.13	0.07	(0.06)	0.12
Net realized and unrealized gains (losses) on investments	4.50	7.23	(2.37)	0.75	7.10	5.80
Total from Investment Activities	4.58	7.28	(2.24)	0.82	7.04	5.92
Distributions to Shareholders:
Net investment income	(0.02)	(0.10)	— (b)	—	(0.06)	(0.03)
Net realized gains from investments	(2.36)	—	(0.46)	—	—	—
Total Distributions to Shareholders	(2.38)	(0.10)	(0.46)	—	(0.06)	(0.03)
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$40.83	$38.63	$31.45	$34.15	$33.33	$26.35
Total Return (c)	11.83%	23.14%	(6.54)%	2.46%	26.72%	28.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,458,436	$1,329,435	$981,741	$726,193	$537,362	$300,839
Ratio of net expenses to average net assets (d)	1.11%	1.15%	1.15%	1.20%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	0.41%	0.13%	0.40%	0.22%	(0.19)%	0.50%
Ratio of gross expenses to average net assets (d) (e)	1.11%	1.15%	1.15%	1.20%	1.27%	1.33%
Portfolio turnover (c) (f)	32%	58%	47%	38%	92%	57%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.04	$13.26	$14.08	$15.15	$12.18	$9.81
Investment Activities:
Net investment income (loss) (a)	0.05	0.02	0.02	(0.05)	(0.08)	0.01
Net realized and unrealized gains (losses) on investments	2.28	2.76	(0.81)	(0.14)	3.27	2.39
Total from Investment Activities	2.33	2.78	(0.79)	(0.19)	3.19	2.40
Distributions to Shareholders:
Net investment income	(0.05)	—	(0.03)	—	—	(0.03)
Net realized gains from investments	(0.20)	—	—	(0.88)	(0.22)	—
Total Distributions to Shareholders	(0.25)	—	(0.03)	(0.88)	(0.22)	(0.03)
Net Asset Value, End of Period	$18.12	$16.04	$13.26	$14.08	$15.15	$12.18
Total Return (excludes sales charge) (b)	14.50%	20.97%	(5.59)%	(1.34)%	26.29%	24.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,774	$2,304	$716	$516	$511	$301
Ratio of net expenses to average net assets (c)	1.13%	1.21%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)	0.56%	0.13%	0.13%	(0.35)%	(0.55)%	0.09%
Ratio of gross expenses to average net assets (c) (d)	1.80%	2.40%	2.15%	3.71%	3.60%	36.42%
Portfolio turnover (b) (e)	31%	65%	60%	57%	50%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$16.20	$13.35	$14.17	$14.41
Investment Activities:
Net investment income (loss) (b)	0.09	0.03	0.05	0.02
Net realized and unrealized gains (losses) on investments	2.29	2.82	(0.81)	(0.26)
Total from Investment Activities	2.38	2.85	(0.76)	(0.24)
Distributions to Shareholders:
Net investment income	(0.08)	—	(0.06)	—
Net realized gains from investments	(0.20)	—	—	—
Total Distributions to Shareholders	(0.28)	—	(0.06)	—
Net Asset Value, End of Period	$18.30	$16.20	$13.35	$14.17
Total Return (c)	14.67%	21.35%	(5.33)%	(1.67)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,273	$18	$3,381	$3,586
Ratio of net expenses to average net assets (d)	0.83%	1.09%	1.21%	1.21%
Ratio of net investment income (loss) to average net assets (d)	1.05%	0.20%	0.40%	0.48%
Ratio of gross expenses to average net assets (d) (e)	1.84%	1.96%	1.58%	3.21%
Portfolio turnover (c) (f)	31%	65%	60%	57%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.17	$13.35	$14.16	$15.20	$12.19	$9.83
Investment Activities:
Net investment income (loss) (a)	0.07	0.06	0.05	(0.01)	(0.04)	—
Net realized and unrealized gains (losses) on investments	2.30	2.78	(0.81)	(0.15)	3.27	2.42
Total from Investment Activities	2.37	2.84	(0.76)	(0.16)	3.23	2.42
Distributions to Shareholders:
Net investment income	(0.08)	(0.02)	(0.05)	—	—	(0.06)
Net realized gains from investments	(0.20)	—	—	(0.88)	(0.22)	—
Total Distributions to Shareholders	(0.28)	(0.02)	(0.05)	(0.88)	(0.22)	(0.06)
Net Asset Value, End of Period	$18.26	$16.17	$13.35	$14.16	$15.20	$12.19
Total Return (b)	14.65%	21.25%	(5.34)%	(1.14)%	26.60%	24.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$76,456	$53,509	$18,918	$18,821	$9,184	$6,969
Ratio of net expenses to average net assets (c)	0.88%	0.96%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (c)	0.83%	0.38%	0.37%	(0.04)%	(0.30)%	0.01%
Ratio of gross expenses to average net assets (c) (d)	1.09%	1.21%	1.26%	1.70%	3.35%	4.93%
Portfolio turnover (b) (e)	31%	65%	60%	57%	50%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$41.77	$35.58	$44.91		$40.23	$30.81	$27.78
Investment Activities:
Net investment income (loss) (a)	(0.01)	0.02	0.01		(0.12)	(0.15)	(0.01)
Net realized and unrealized gains (losses) on investments	7.27	6.17	(1.58)		4.93	9.57	3.04
Total from Investment Activities	7.26	6.19	(1.57)		4.81	9.42	3.03
Distributions to Shareholders:
Net realized gains from investments	(2.46)	—	(7.80)		(0.13)	—	—
Total Distributions to Shareholders	(2.46)	—	(7.80)		(0.13)	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.04		—	—	—
Net Asset Value, End of Period	$46.57	$41.77	$35.58		$44.91	$40.23	$30.81
Total Return (excludes sales charge) (b)	17.35%	17.40%	(4.01	)%(c)	11.96%	30.57%	10.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$370,989	$341,279	$318,712		$378,192	$381,584	$333,869
Ratio of net expenses to average net assets (d)	1.35%	1.38%	1.46%		1.49%	1.63%	1.68%
Ratio of net investment income (loss) to average net assets (d)	(0.05)%	0.04%	0.03%		(0.28)%	(0.41)%	(0.03)%
Portfolio turnover (b) (e)	57%	109%	117%		118%	124%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$34.82	$29.90	$39.29		$35.50	$27.39	$24.89
Investment Activities:
Net investment income (loss) (a)	(0.16)	(0.26)	(0.27)		(0.41)	(0.37)	(0.20)
Net realized and unrealized gains (losses) on investments	6.05	5.18	(1.36)		4.33	8.48	2.70
Total from Investment Activities	5.89	4.92	(1.63)		3.92	8.11	2.50
Distributions to Shareholders:
Net realized gains from investments	(2.46)	—	(7.80)		(0.13)	—	—
Total Distributions to Shareholders	(2.46)	—	(7.80)		(0.13)	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.04		—	—	—
Net Asset Value, End of Period	$38.25	$34.82	$29.90		$39.29	$35.50	$27.39
Total Return (excludes contingent deferred sales charge) (b)	16.88%	16.45%	(4.82	)%(c)	11.05%	29.61%	10.09%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$58,425	$57,690	$68,112		$81,474	$81,717	$70,994
Ratio of net expenses to average net assets (d)	2.16%	2.21%	2.28%		2.31%	2.38%	2.43%
Ratio of net investment income (loss) to average net assets (d)	(0.86)%	(0.80)%	(0.79)%		(1.10)%	(1.16)%	(0.78)%
Portfolio turnover (b) (e)	57%	109%	117%		118%	124%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class R Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$39.88	$34.13	$43.57		$39.18	$30.09	$27.20
Investment Activities:
Net investment income (loss) (a)	(0.12)	(0.17)	(0.16)		(0.27)	(0.22)	(0.08)
Net realized and unrealized gains (losses) on investments	6.91	5.92	(1.52)		4.79	9.31	2.97
Total from Investment Activities	6.79	5.75	(1.68)		4.52	9.09	2.89
Distributions to Shareholders:
Net realized gains from investments	(2.46)	—	(7.80)		(0.13)	—	—
Total Distributions to Shareholders	(2.46)	—	(7.80)		(0.13)	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.04		—	—	—
Net Asset Value, End of Period	$44.21	$39.88	$34.13		$43.57	$39.18	$30.09
Total Return (b)	17.02%	16.85%	(4.43	)%(c)	11.51%	30.24%	10.63%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$543	$515	$1,276		$1,144	$800	$916
Ratio of net expenses to average net assets (d)	1.88%	1.88%	1.88%		1.88%	1.88%	1.93%
Ratio of net investment income (loss) to average net assets (d)	(0.55)%	(0.47)%	(0.41)%		(0.65)%	(0.64)%	(0.27)%
Ratio of gross expenses to average net assets (d) (e)	4.03%	3.01%	2.48%		2.19%	1.88%	1.93%
Portfolio turnover (b) (f)	57%	109%	117%		118%	124%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Multi-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$44.62	$37.86	$47.10		$42.05	$32.13	$28.90
Investment Activities:
Net investment income (loss) (a)	0.09	0.17	0.20		0.02	(0.06)	0.07
Net realized and unrealized gains (losses) on investments	7.76	6.59	(1.68)		5.16	9.98	3.16
Total from Investment Activities	7.85	6.76	(1.48)		5.18	9.92	3.23
Distributions to Shareholders:
Net realized gains from investments	(2.46)	—	(7.80)		(0.13)	—	—
Total Distributions to Shareholders	(2.46)	—	(7.80)		(0.13)	—	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.04		—	—	—
Net Asset Value, End of Period	$50.01	$44.62	$37.86		$47.10	$42.05	$32.13
Total Return (b)	17.59%	17.86%	(3.61	)%(c)	12.32%	30.87%	11.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,977	$24,032	$20,477		$25,409	$23,806	$19,994
Ratio of net expenses to average net assets (d)	0.97%	1.01%	1.01%		1.16%	1.38%	1.43%
Ratio of net investment income (loss) to average net assets (d)	0.35%	0.42%	0.47%		0.04%	(0.15)%	0.21%
Portfolio turnover (b) (e)	57%	109%	117%		118%	124%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.10% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.20	$20.54	$22.24		$22.75	$19.73	$18.88
Investment Activities:
Net investment income (loss) (a)	0.17	0.31	0.34		0.31	0.27	0.28
Net realized and unrealized gains (losses) on investments	2.30	3.08	0.36		1.24	4.30	3.10
Total from Investment Activities	2.47	3.39	0.70		1.55	4.57	3.38
Distributions to Shareholders:
Net investment income	(0.17)	(0.34)	(0.35)		(0.32)	(0.28)	(0.27)
Net realized gains from investments	(3.33)	(1.39)	(2.07)		(1.74)	(1.27)	(2.26)
Total Distributions to Shareholders	(3.50)	(1.73)	(2.42)		(2.06)	(1.55)	(2.53)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.02		—	—	—
Net Asset Value, End of Period	$21.17	$22.20	$20.54		$22.24	$22.75	$19.73
Total Return (excludes sales charge) (b)	11.13%	17.16%	3.49	%(c)	6.76%	23.73%	19.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$194,708	$192,390	$186,089		$205,737	$208,223	$194,601
Ratio of net expenses to average net assets (d)	0.55%	0.58%	0.58%		0.64%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets (d)	1.49%	1.47%	1.66%		1.37%	1.28%	1.47%
Ratio of gross expenses to average net assets (d)	0.55%	0.58%	0.58%		0.64%	0.83%	0.85%
Portfolio turnover (b) (e)	1%	4%	4%		4%	3%	5%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class R Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.15	$20.51	$22.23		$22.73	$19.71	$18.87
Investment Activities:
Net investment income (loss) (a)	0.12	0.22	0.25		0.22	0.20	0.21
Net realized and unrealized gains (losses) on investments	2.30	3.06	0.35		1.24	4.30	3.09
Total from Investment Activities	2.42	3.28	0.60		1.46	4.50	3.30
Distributions to Shareholders:
Net investment income	(0.12)	(0.25)	(0.27)		(0.22)	(0.21)	(0.20)
Net realized gains from investments	(3.33)	(1.39)	(2.07)		(1.74)	(1.27)	(2.26)
Total Distributions to Shareholders	(3.45)	(1.64)	(2.34)		(1.96)	(1.48)	(2.46)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.02		—	—	—
Net Asset Value, End of Period	$21.12	$22.15	$20.51		$22.23	$22.73	$19.71
Total Return (b)	10.92%	16.59%	3.03	%(c)	6.35%	23.33%	19.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,942	$15,487	$13,221		$14,423	$14,399	$13,050
Ratio of net expenses to average net assets (d)	0.99%	1.03%	1.02%		1.03%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets (d)	1.05%	1.02%	1.23%		0.96%	0.94%	1.11%
Portfolio turnover (b) (e)	1%	4%	4%		4%	3%	5%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	S&P 500 Index Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.31	$20.64	$22.33		$22.83	$19.80	$18.94
Investment Activities:
Net investment income (loss) (a)	0.19	0.36	0.39		0.36	0.31	0.31
Net realized and unrealized gains (losses) on investments	2.31	3.08	0.36		1.24	4.30	3.11
Total from Investment Activities	2.50	3.44	0.75		1.60	4.61	3.42
Distributions to Shareholders:
Net investment income	(0.18)	(0.38)	(0.39)		(0.36)	(0.31)	(0.30)
Net realized gains from investments	(3.33)	(1.39)	(2.07)		(1.74)	(1.27)	(2.26)
Total Distributions to Shareholders	(3.51)	(1.77)	(2.46)		(2.10)	(1.58)	(2.56)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.02		—	—	—
Net Asset Value, End of Period	$21.30	$22.31	$20.64		$22.33	$22.83	$19.80
Total Return (b)	11.22%	17.33%	3.74	%(c)	6.94%	23.88%	19.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,476	$28,148	$35,777		$40,122	$36,863	$31,188
Ratio of net expenses to average net assets (d)	0.40%	0.40%	0.38%		0.45%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets (d)	1.66%	1.66%	1.86%		1.57%	1.44%	1.61%
Portfolio turnover (b) (e)	1%	4%	4%		4%	3%	5%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.09% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$37.21	$35.99	$43.31	$43.91	$36.60	$29.99
Investment Activities:
Net investment income (loss) (a)	(0.03)	(0.08)	(0.08)	(0.12)	(0.17)	(0.01)
Net realized and unrealized gains (losses) on investments	4.38	5.79	(3.36)	4.35	8.27	6.62
Total from Investment Activities	4.35	5.71	(3.44)	4.23	8.10	6.61
Distributions to Shareholders:
Net investment income	—	—	—	— (b)	—	—
Net realized gains from investments	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Total Distributions to Shareholders	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$34.47	$37.21	$35.99	$43.31	$43.91	$36.60
Total Return (excludes sales charge) (c)	11.82%	17.18%	(7.94)%	10.03%	22.24%	22.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$603,474	$657,496	$970,418	$1,266,891	$1,457,999	$1,311,428
Ratio of net expenses to average net assets (d)	1.32%	1.31%	1.32%	1.32%	1.32%	1.33%
Ratio of net investment income (loss) to average net assets (d)	(0.16)%	(0.21)%	(0.21)%	(0.27)%	(0.41)%	(0.04)%
Ratio of gross expenses to average net assets (d) (e)	1.30%	1.31%	1.34%	1.33%	1.32%	1.33%
Portfolio turnover (c) (f)	24%	55%	40%	27%	37%	25%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$31.54	$31.34	$38.51	$39.81	$33.49	$27.65
Investment Activities:
Net investment income (loss) (a)	(0.13)	(0.27)	(0.29)	(0.38)	(0.43)	(0.24)
Net realized and unrealized gains (losses) on investments	3.70	4.96	(3.00)	3.91	7.54	6.08
Total from Investment Activities	3.57	4.69	(3.29)	3.53	7.11	5.84
Distributions to Shareholders:
Net investment income	—	—	—	— (b)	—	—
Net realized gains from investments	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Total Distributions to Shareholders	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$28.02	$31.54	$31.34	$38.51	$39.81	$33.49
Total Return (excludes contingent deferred sales charge) (c)	11.43%	16.43%	(8.58)%	9.26%	21.34%	21.12%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$142,569	$148,305	$200,199	$253,359	$247,748	$214,548
Ratio of net expenses to average net assets (d)	1.95%	1.97%	2.00%	2.02%	2.07%	2.08%
Ratio of net investment income (loss) to average net assets (d)	(0.80)%	(0.88)%	(0.89)%	(0.96)%	(1.16)%	(0.79)%
Portfolio turnover (c) (e)	24%	55%	40%	27%	37%	25%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$35.82	$34.89	$42.22	$43.02	$35.96	$29.54
Investment Activities:
Net investment income (loss) (a)	(0.08)	(0.16)	(0.17)	(0.22)	(0.26)	(0.09)
Net realized and unrealized gains (losses) on investments	4.23	5.58	(3.28)	4.25	8.11	6.51
Total from Investment Activities	4.15	5.42	(3.45)	4.03	7.85	6.42
Distributions to Shareholders:
Net realized gains from investments	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Total Distributions to Shareholders	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$32.88	$35.82	$34.89	$42.22	$43.02	$35.96
Total Return (c)	11.72%	16.87%	(8.19)%	9.76%	21.94%	21.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,840	$32,913	$39,928	$56,807	$63,454	$55,047
Ratio of net expenses to average net assets (d)	1.57%	1.57%	1.57%	1.57%	1.57%	1.58%
Ratio of net investment income (loss) to average net assets (d)	(0.43)%	(0.47)%	(0.46)%	(0.51)%	(0.65)%	(0.28)%
Ratio of gross expenses to average net assets (d) (e)	1.64%	1.64%	1.62%	1.68%	1.57%	1.58%
Portfolio turnover (c) (f)	24%	55%	40%	27%	37%	25%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$39.55	$37.82	$45.11	$45.38	$37.66	$30.71
Investment Activities:
Net investment income (loss) (a)	0.06	0.10	0.10	0.08	0.03	0.14
Net realized and unrealized gains (losses) on investments	4.68	6.12	(3.51)	4.51	8.49	6.81
Total from Investment Activities	4.74	6.22	(3.41)	4.59	8.52	6.95
Distributions to Shareholders:
Net investment income	—	—	—	(0.03)	(0.01)	—
Net realized gains from investments	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Total Distributions to Shareholders	(7.09)	(4.49)	(3.88)	(4.86)	(0.80)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$37.20	$39.55	$37.82	$45.11	$45.38	$37.66
Total Return (c)	12.08%	17.73%	(7.54)%	10.51%	22.75%	22.63%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$759,944	$761,607	$752,971	$735,002	$478,718	$72,090
Ratio of net expenses to average net assets (d)	0.84%	0.85%	0.87%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets (d)	0.31%	0.26%	0.25%	0.18%	0.08%	0.39%
Ratio of gross expenses to average net assets (d) (e)	0.84%	0.85%	0.87%	0.90%	0.89%	0.89%
Portfolio turnover (c) (f)	24%	55%	40%	27%	37%	25%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$39.10	$37.51	$44.85	$45.22	$37.58	$30.71
Investment Activities:
Net investment income (loss) (a)	0.03	0.02	0.02	(0.01)	(0.07)	0.07
Net realized and unrealized gains (losses) on investments	4.62	6.06	(3.48)	4.48	8.50	6.80
Total from Investment Activities	4.65	6.08	(3.46)	4.47	8.43	6.87
Distributions to Shareholders:
Net investment income	—	—	—	(0.01)	—	—
Net realized gains from investments	(7.09)	(4.49)	(3.88)	(4.83)	(0.79)	—
Total Distributions to Shareholders	(7.09)	(4.49)	(3.88)	(4.84)	(0.79)	—
Capital Contributions from Prior Custodian (See Note 7)	—	—	— (b)	—	—	—
Net Asset Value, End of Period	$36.66	$39.10	$37.51	$44.85	$45.22	$37.58
Total Return (c)	11.99%	17.49%	(7.71)%	10.29%	22.55%	22.37%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,400,880	$2,345,812	$2,965,306	$4,026,757	$4,021,165	$3,605,966
Ratio of net expenses to average net assets (d)	1.00%	1.04%	1.06%	1.07%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets (d)	0.15%	0.06%	0.05%	(0.01)%	(0.16)%	0.21%
Ratio of gross expenses to average net assets (d) (e)	1.00%	1.05%	1.06%	1.08%	1.07%	1.08%
Portfolio turnover (c) (f)	24%	55%	40%	27%	37%	25%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.14	$8.59	$10.47	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.05)	(0.05)	(0.07)	(0.01)
Net realized and unrealized gains (losses) on investments	1.06	2.60	(1.81)	0.48
Total from Investment Activities	1.01	2.55	(1.88)	0.47
Distributions to Shareholders:
Net realized gains from investments	(0.07)	—	—	—
Total Distributions to Shareholders	(0.07)	—	—	—
Net Asset Value, End of Period	$12.08	$11.14	$8.59	$10.47
Total Return (excludes sales charge) (c)	9.11%	29.69%	(17.96)%	4.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$133	$83	$49	$52
Ratio of net expenses to average net assets (d)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (d)	(0.86)%	(0.52)%	(0.73)%	(0.50)%
Ratio of gross expenses to average net assets (d) (e)	3.13%	4.67%	11.23%	7.95%
Portfolio turnover (c) (f)	23%	56%	55%	6%

(a)  Class A Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class I Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.21	$8.62	$10.48	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.04)	(0.01)	(0.05)	— (c)
Net realized and unrealized gains (losses) on investments	1.07	2.60	(1.81)	0.48
Total from Investment Activities	1.03	2.59	(1.86)	0.48
Distributions to Shareholders:
Net realized gains from investments	(0.07)	—	—	—
Total Distributions to Shareholders	(0.07)	—	—	—
Net Asset Value, End of Period	$12.17	$11.21	$8.62	$10.48
Total Return (d)	9.23%	30.05%	(17.75)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,607	$6,049	$4,337	$4,346
Ratio of net expenses to average net assets (e)	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (e)	(0.63)%	(0.12)%	(0.51)%	(0.23)%
Ratio of gross expenses to average net assets (e) (f)	1.36%	1.37%	2.49%	1.28%
Portfolio turnover (d) (g)	23%	56%	55%	6%

(a)  Class I Shares of the Fund commenced operations on May 1, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Small Cap Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.18	$8.61	$10.48	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.04)	(0.02)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	1.07	2.59	(1.82)	0.49
Total from Investment Activities	1.03	2.57	(1.87)	0.48
Distributions to Shareholders:
Net realized gains from investments	(0.07)	—	—	—
Total Distributions to Shareholders	(0.07)	—	—	—
Net Asset Value, End of Period	$12.14	$11.18	$8.61	$10.48
Total Return (c)	9.26%	29.85%	(17.84)%	4.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$61	$56	$43	$52
Ratio of net expenses to average net assets (d)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (d)	(0.73)%	(0.22)%	(0.59)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	3.38%	3.98%	13.34%	7.70%
Portfolio turnover (c) (f)	23%	56%	55%	6%

(a)  Class Y Shares of the Fund commenced operations on May 1, 2015. .

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent Emerging Markets Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.34	$10.40	$11.48	$11.39	$10.00
Investment Activities:
Net investment income (loss) (b)	0.05	0.13	0.10	0.07	0.09
Net realized and unrealized gains (losses) on investments	2.32	1.90	(1.13)	0.08	1.35
Total from Investment Activities	2.37	2.03	(1.03)	0.15	1.44
Distributions to Shareholders:
Net investment income	(0.11)	(0.09)	(0.05)	(0.06)	(0.05)
Net realized gains from investments	(0.24)	—	—	—	—
Total Distributions to Shareholders	(0.35)	(0.09)	(0.05)	(0.06)	(0.05)
Net Asset Value, End of Period	$14.36	$12.34	$10.40	$11.48	$11.39
Total Return (excludes sales charge) (c)	19.26%	19.71%	(8.93)%	1.35%	14.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$893	$690	$278	$361	$236
Ratio of net expenses to average net assets (d)	1.73%	1.73%	1.73%	1.73%	1.73%
Ratio of net investment income (loss) to average net assets (d)	0.67%	1.16%	0.95%	0.62%	0.82%
Ratio of gross expenses to average net assets (d) (e)	3.78%	4.46%	1.74%	7.74%	13.77%
Portfolio turnover (c) (f)	33%	81%	104%	97%	106%

(a)  Class A Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent Emerging Markets Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.38	$10.43	$11.51	$11.41	$10.00
Investment Activities:
Net investment income (loss) (b)	0.07	0.12	0.13	0.11	0.12
Net realized and unrealized gains (losses) on investments	2.32	1.94	(1.13)	0.06	1.35
Total from Investment Activities	2.39	2.06	(1.00)	0.17	1.47
Distributions to Shareholders:
Net investment income	(0.19)	(0.11)	(0.08)	(0.07)	(0.06)
Net realized gains from investments	(0.24)	—	—	—	—
Total Distributions to Shareholders	(0.43)	(0.11)	(0.08)	(0.07)	(0.06)
Net Asset Value, End of Period	$14.34	$12.38	$10.43	$11.51	$11.41
Total Return (c)	19.45%	20.01%	(8.69)%	1.54%	14.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,146	$4,894	$3,671	$3,877	$2,211
Ratio of net expenses to average net assets (d)	1.48%	1.48%	1.48%	1.48%	1.48%
Ratio of net investment income (loss) to average net assets (d)	1.03%	1.08%	1.29%	1.00%	1.10%
Ratio of gross expenses to average net assets (d) (e)	3.20%	3.46%	2.40%	4.90%	13.11%
Portfolio turnover (c) (f)	33%	81%	104%	97%	106%

(a)  Class Y Shares of the Fund commenced operations on July 3, 2013.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$7.21	$6.18	$7.01		$7.21		$6.11	$5.61
Investment Activities:
Net investment income (loss) (a)	0.03	0.08	0.08		0.09		0.10	0.12
Net realized and unrealized gains (losses) on investments	0.80	1.07	(0.86)		(0.22)		1.36	0.95
Total from Investment Activities	0.83	1.15	(0.78)		(0.13)		1.46	1.07
Distributions to Shareholders:
Net investment income	(0.13)	(0.12)	(0.10)		(0.07)		(0.15)	(0.50)
Net realized gains from investments	(0.37)	—	—		—		(0.21)	(0.07)
Total Distributions to Shareholders	(0.50)	(0.12)	(0.10)		(0.07)		(0.36)	(0.57)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—		—	—
Net Asset Value, End of Period	$7.54	$7.21	$6.18		$7.01		$7.21	$6.11
Total Return (excludes sales charge) (b)	11.59%	18.95%	(10.43	)%(c)	(1.72)%		24.25%	19.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,048	$5,658	$4,687		$5,885		$6,156	$6,541
Ratio of net expenses to average net assets (d)	1.13%	1.38%	1.47%		1.48	%(e)	1.47%	1.47%
Ratio of net investment income (loss) to average net assets (d)	0.83%	1.22%	1.31%		1.33%		1.48%	1.87%
Ratio of gross expenses to average net assets (d) (f)	2.01%	2.27%	1.80%		2.25%		2.46%	2.95%
Portfolio turnover (b) (g)	23%	91%	61%		61%		61%	108%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 1.47%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$7.16	$6.14	$6.96		$7.16		$6.06	$5.57
Investment Activities:
Net investment income (loss) (a)	— (b)	0.03	0.04		0.04		0.05	0.08
Net realized and unrealized gains (losses) on investments	0.80	1.07	(0.86)		(0.22)		1.36	0.93
Total from Investment Activities	0.80	1.10	(0.82)		(0.18)		1.41	1.01
Distributions to Shareholders:
Net investment income	(0.07)	(0.08)	(0.05)		(0.02)		(0.10)	(0.45)
Net realized gains from investments	(0.37)	—	—		—		(0.21)	(0.07)
Total Distributions to Shareholders	(0.44)	(0.08)	(0.05)		(0.02)		(0.31)	(0.52)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—		—	—
Net Asset Value, End of Period	$7.52	$7.16	$6.14		$6.96		$7.16	$6.06
Total Return (excludes contingent deferred sales charge) (c)	11.24%	18.01%	(11.08	)%(d)	(2.50)%		23.50%	18.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$834	$773	$1,111		$1,283		$1,361	$1,266
Ratio of net expenses to average net assets (e)	1.88%	2.14%	2.22%		2.23	%(f)	2.22%	2.22%
Ratio of net investment income (loss) to average net assets (e)	0.09%	0.42%	0.63%		0.57%		0.74%	1.22%
Ratio of gross expenses to agverage net assets (e) (g)	3.33%	2.97%	2.33%		3.64%		3.21%	3.69%
Portfolio turnover (c) (h)	23%	91%	61%		61%		61%	108%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 2.22%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class I Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$7.23	$6.20	$7.03		$7.22		$6.12	$5.61
Investment Activities:
Net investment income (loss) (a)	0.05	0.12	0.11		0.28		0.14	0.13
Net realized and unrealized gains (losses) on investments	0.79	1.06	(0.85)		(0.37)		1.36	0.98
Total from Investment Activities	0.84	1.18	(0.74)		(0.09)		1.50	1.11
Distributions to Shareholders:
Net investment income	(0.15)	(0.15)	(0.14)		(0.10)		(0.19)	(0.53)
Net realized gains from investments	(0.37)	—	—		—		(0.21)	(0.07)
Total Distributions to Shareholders	(0.52)	(0.15)	(0.14)		(0.10)		(0.40)	(0.60)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—		—	—
Net Asset Value, End of Period	$7.55	$7.23	$6.20		$7.03		$7.22	$6.12
Total Return (b)	11.93%	19.47%	(9.92	)%(c)	(1.24)%		24.84%	20.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$420	$378	$192		$246		$1	$1
Ratio of net expenses to average net assets (d)	0.76%	0.90%	0.96%		0.98	%(e)	0.96%	0.96%
Ratio of net investment income (loss) to average net assets (d)	1.21%	1.84%	1.78%		3.96%		2.07%	2.19%
Ratio of gross expenses to average net assets (d) (f)	4.36%	6.48%	4.02%		8.04%		2.08%	5.63%
Portfolio turnover (b) (g)	23%	91%	61%		61%		61%	108%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 0.96%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.23	$6.21	$7.03		$6.94
Investment Activities:
Net investment income (loss) (b)	0.05	0.11	0.12		0.10
Net realized and unrealized gains (losses) on investments	0.81	1.07	(0.86)		(0.01)
Total from Investment Activities	0.86	1.18	(0.74)		0.09
Distributions to Shareholders:
Net investment income	(0.15)	(0.16)	(0.13)		—
Net realized gains from investments	(0.37)	—	—		—
Total Distributions to Shareholders	(0.52)	(0.16)	(0.13)		—
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—
Net Asset Value, End of Period	$7.57	$7.23	$6.21		$7.03
Total Return (c)	11.99%	19.39%	(9.86	)%(d)	1.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,149	$1,628	$1,575		$1,743
Ratio of net expenses to average net assets (e)	0.74%	0.91%	0.96%		0.98	%(f)
Ratio of net investment income (loss) to average net assets (e)	1.21%	1.63%	1.86%		4.22%
Ratio of gross expenses to average net assets (e) (g)	2.09%	2.44%	2.19%		2.70%
Portfolio turnover (c) (h)	23%	91%	61%		61%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 0.96%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Fund-Core Equity
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015		Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$7.20	$6.17	$7.00		$7.21		$6.11	$5.61
Investment Activities:
Net investment income (loss) (a)	0.04	0.09	0.10		0.11		0.12	0.13
Net realized and unrealized gains (losses) on investments	0.80	1.08	(0.86)		(0.23)		1.36	0.95
Total from Investment Activities	0.84	1.17	(0.76)		(0.12)		1.48	1.08
Distributions to Shareholders:
Net investment income	(0.15)	(0.14)	(0.12)		(0.09)		(0.17)	(0.51)
Net realized gains from investments	(0.37)	—	—		—		(0.21)	(0.07)
Total Distributions to Shareholders	(0.52)	(0.14)	(0.12)		(0.09)		(0.38)	(0.58)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.05		—		—	—
Net Asset Value, End of Period	$7.52	$7.20	$6.17		$7.00		$7.21	$6.11
Total Return (b)	11.72%	19.28%	(10.19	)%(c)	(1.61)%		24.57%	19.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,146	$14,086	$12,958		$18,877		$21,551	$19,111
Ratio of net expenses to average net assets (d)	0.88%	1.14%	1.22%		1.23	%(e)	1.22%	1.22%
Ratio of net investment income (loss) to average net assets (d)	1.08%	1.39%	1.53%		1.54%		1.75%	2.14%
Ratio of gross expenses to average net assets (d) (f)	1.51%	1.58%	1.28%		1.73%		2.21%	3.02%
Portfolio turnover (b) (g)	23%	91%	61%		61%		61%	108%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.76% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, the Fund paid overdraft fees. Excluding these fees, the ratio of net expenses to average net assets for the year is 1.22%.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.87	$10.67	$11.86	$11.59	$8.89	$7.18
Investment Activities:
Net investment income (loss) (a)	0.01	0.11	0.10	0.12	0.13	0.09
Net realized and unrealized gains (losses) on investments	1.96	2.22	(1.05)	0.28	2.73	1.73
Total from Investment Activities	1.97	2.33	(0.95)	0.40	2.86	1.82
Distributions to Shareholders:
Net investment income	(0.15)	(0.13)	(0.10)	(0.13)	(0.16)	(0.11)
Net realized gains from investments	(0.08)	—	(0.14)	—	—	—
Total Distributions to Shareholders	(0.23)	(0.13)	(0.24)	(0.13)	(0.16)	(0.11)
Net Asset Value, End of Period	$14.61	$12.87	$10.67	$11.86	$11.59	$8.89
Total Return (excludes sales charge) (b)	15.33%	22.04%	(8.13)%	3.62%	32.35%	25.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$143,540	$92,295	$78,511	$68,475	$24,062	$5,866
Ratio of net expenses to average net assets (c)	1.35%	1.35%	1.35%	1.35%	1.35%	1.66%
Ratio of net investment income (loss) to average net assets (c)	0.09%	0.99%	0.88%	1.08%	1.24%	1.05%
Ratio of gross expenses to average net assets (c) (d)	1.49%	1.52%	1.75%	1.71%	1.66%	1.87%
Portfolio turnover (b) (e)	28%	55%	85%	70%	54%	88%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.58	$10.42	$11.62	$11.37	$8.73	$7.05
Investment Activities:
Net investment income (loss) (a)	(0.05)	0.02	0.02	0.03	0.05	0.03
Net realized and unrealized gains (losses) on investments	1.91	2.18	(1.04)	0.30	2.67	1.71
Total from Investment Activities	1.86	2.20	(1.02)	0.33	2.72	1.74
Distributions to Shareholders:
Net investment income	(0.05)	(0.04)	(0.04)	(0.08)	(0.08)	(0.06)
Net realized gains from investments	(0.08)	—	(0.14)	—	—	—
Total Distributions to Shareholders	(0.13)	(0.04)	(0.18)	(0.08)	(0.08)	(0.06)
Net Asset Value, End of Period	$14.31	$12.58	$10.42	$11.62	$11.37	$8.73
Total Return (excludes contingent deferred sales charge) (b)	14.88%	21.14%	(8.87)%	2.97%	31.28%	24.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,992	$5,161	$5,788	$4,472	$2,186	$307
Ratio of net expenses to average net assets (c)	2.10%	2.10%	2.10%	2.06%	2.10%	2.38%
Ratio of net investment income (loss) to average net assets (c)	(0.69)%	0.17%	0.22%	0.25%	0.47%	0.35%
Ratio of gross expenses to average net assets (c) (d)	2.40%	2.47%	2.36%	2.70%	2.41%	2.62%
Portfolio turnover (b) (e)	28%	55%	85%	70%	54%	88%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class I Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.96	$10.75	$11.93	$11.64	$8.94	$7.22
Investment Activities:
Net investment income (loss) (a)	0.03	0.17	0.16	0.14	0.14	0.11
Net realized and unrealized gains (losses) on investments	1.98	2.21	(1.07)	0.32	2.77	1.76
Total from Investment Activities	2.01	2.38	(0.91)	0.46	2.91	1.87
Distributions to Shareholders:
Net investment income	(0.19)	(0.17)	(0.13)	(0.17)	(0.21)	(0.15)
Net realized gains from investments	(0.08)	—	(0.14)	—	—	—
Total Distributions to Shareholders	(0.27)	(0.17)	(0.27)	(0.17)	(0.21)	(0.15)
Net Asset Value, End of Period	$14.70	$12.96	$10.75	$11.93	$11.64	$8.94
Total Return (b)	15.55%	22.45%	(7.74)%	4.12%	32.75%	26.13%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$676,336	$539,822	$378,011	$316,834	$225,237	$151,237
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	0.95%	0.95%	1.18%
Ratio of net investment income (loss) to average net assets (c)	0.45%	1.45%	1.41%	1.24%	1.29%	1.34%
Ratio of gross expenses to average net assets (c) (d)	1.12%	1.16%	1.18%	1.17%	1.26%	1.28%
Portfolio turnover (b) (e)	28%	55%	85%	70%	54%	88%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.02	$10.80	$11.99	$11.69	$8.98	$7.19
Investment Activities:
Net investment income (loss) (a)	0.02	0.18	0.17	0.17	0.19	0.17
Net realized and unrealized gains (losses) on investments	1.98	2.20	(1.10)	0.28	2.72	1.69
Total from Investment Activities	2.00	2.38	(0.93)	0.45	2.91	1.86
Distributions to Shareholders:
Net investment income	(0.17)	(0.16)	(0.12)	(0.15)	(0.20)	(0.07)
Net realized gains from investments	(0.08)	—	(0.14)	—	—	—
Total Distributions to Shareholders	(0.25)	(0.16)	(0.26)	(0.15)	(0.20)	(0.07)
Net Asset Value, End of Period	$14.77	$13.02	$10.80	$11.99	$11.69	$8.98
Total Return (b)	15.50%	22.28%	(7.90)%	4.01%	32.58%	26.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,410	$30,033	$13,179	$5,654	$559	$94
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.10%	1.10%	1.22%
Ratio of net investment income (loss) to average net assets (c)	0.32%	1.50%	1.51%	1.49%	1.74%	2.02%
Ratio of gross expenses to average net assets (c) (d)	1.09%	1.16%	1.30%	1.73%	1.27%	1.33%
Portfolio turnover (b) (e)	28%	55%	85%	70%	54%	88%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Trivalent International Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.91	$10.71	$11.89	$11.61	$8.90	$7.19
Investment Activities:
Net investment income (loss) (a)	0.02	0.15	0.18	0.12	0.12	0.08
Net realized and unrealized gains (losses) on investments	1.97	2.21	(1.10)	0.31	2.78	1.76
Total from Investment Activities	1.99	2.36	(0.92)	0.43	2.90	1.84
Distributions to Shareholders:
Net investment income	(0.17)	(0.16)	(0.12)	(0.15)	(0.19)	(0.13)
Net realized gains from investments	(0.08)	—	(0.14)	—	—	—
Total Distributions to Shareholders	(0.25)	(0.16)	(0.26)	(0.15)	(0.19)	(0.13)
Net Asset Value, End of Period	$14.65	$12.91	$10.71	$11.89	$11.61	$8.90
Total Return (b)	15.47%	22.27%	(7.87)%	3.90%	32.75%	25.77%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$575,613	$450,441	$360,989	$172,761	$134,099	$85,886
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.10%	1.10%	1.43%
Ratio of net investment income (loss) to average net assets (c)	0.30%	1.26%	1.64%	1.07%	1.15%	0.95%
Ratio of gross expenses to average net assets (c) (d)	1.19%	1.32%	1.37%	1.35%	1.44%	1.60%
Portfolio turnover (b) (e)	28%	55%	85%	70%	54%	88%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class A Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.54	$9.79	$9.79		$10.08	$9.75	$9.93
Investment Activities:
Net investment income (loss) (a)	0.11	0.23	0.29		0.36	0.35	0.28
Net realized and unrealized gains (losses) on investments	—	(0.14)	0.02		(0.36)	0.31	(0.15)
Total from Investment Activities	0.11	0.09	0.31		—	0.66	0.13
Distributions to Shareholders:
Net investment income	(0.13)	(0.34)	(0.32)		(0.29)	(0.33)	(0.31)
Total Distributions to Shareholders	(0.13)	(0.34)	(0.32)		(0.29)	(0.33)	(0.31)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$9.52	$9.54	$9.79		$9.79	$10.08	$9.75
Total Return (excludes sales charge) (b)	1.19%	0.97%	3.34	%(c)	(0.06)%	6.93%	1.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,889	$14,569	$15,908		$18,529	$24,336	$26,071
Ratio of net expenses to average net assets (d)	0.85%	0.85%	0.85%		0.85%	0.85%	0.78%
Ratio of net investment income (loss) to average net assets (d)	2.31%	2.35%	3.04%		3.56%	3.57%	2.76%
Ratio of gross expenses to average net assets (d) (e)	1.09%	1.07%	1.08%		1.14%	1.21%	1.19%
Portfolio turnover (b) (f) (g)	110%	210%	423%		259%	262%	373%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2017 were 45% and 57%, 64%, 62%, 98%, and 64% for the years ended June 30, 2017, June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class C Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.60	$9.86	$9.86		$10.15	$9.82	$10.00
Investment Activities:
Net investment income (loss) (a)	0.08	0.15	0.22		0.28	0.29	0.20
Net realized and unrealized gains (losses) on investments	0.01	(0.14)	0.02		(0.36)	0.30	(0.15)
Total from Investment Activities	0.09	0.01	0.24		(0.08)	0.59	0.05
Distributions to Shareholders:
Net investment income	(0.10)	(0.27)	(0.25)		(0.21)	(0.26)	(0.23)
Total Distributions to Shareholders	(0.10)	(0.27)	(0.25)		(0.21)	(0.26)	(0.23)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$9.59	$9.60	$9.86		$9.86	$10.16	$9.82
Total Return (excludes contingent deferred sales charge) (b)	0.92%	0.13%	2.56	%(c)	(0.87)%	6.19%	0.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,918	$2,073	$3,256		$3,601	$4,941	$7,270
Ratio of net expenses to average net assets (d)	1.60%	1.60%	1.60%		1.60%	1.60%	1.54%
Ratio of net investment income (loss) to average net assets (d)	1.56%	1.60%	2.29%		2.80%	2.89%	1.93%
Ratio of gross expenses to average net assets (d) (e)	2.32%	1.61%	2.00%		2.02%	1.96%	1.94%
Portfolio turnover (b) (f) (g)	110%	210%	423%		259%	262%	373%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2017 were 45% and were 57%, 64%, 62%, 98%, and 64% for the years ended June 30, 2017, June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class R6 Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Period Ended June 30, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.55	$9.81	$9.81		$10.02
Investment Activities:
Net investment income (loss) (b)	0.12	0.25	0.31		0.10
Net realized and unrealized gains (losses) on investments	0.02	(0.14)	0.02		(0.21)
Total from Investment Activities	0.14	0.11	0.33		(0.11)
Distributions to Shareholders:
Net investment income	(0.15)	(0.37)	(0.34)		(0.10)
Total Distributions to Shareholders	(0.15)	(0.37)	(0.34)		(0.10)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.01		—
Net Asset Value, End of Period	$9.54	$9.55	$9.81		$9.81
Total Return (c)	1.42%	1.19%	3.60	%(d)	(1.16)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,109	$6,698	$2,456		$1,418
Ratio of net expenses to average net assets (e)	0.58%	0.58%	0.58%		0.58%
Ratio of net investment income (loss) to average net assets (e)	2.58%	2.63%	3.25%		2.93%
Ratio of gross expenses to average net assets (e) (f)	0.72%	0.91%	1.59%		1.51%
Portfolio turnover (c) (g) (h)	110%	210%	423%		259%

(a)  Class R6 Shares of the Fund commenced operations on March 4, 2015.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2017 were 45% and were 57%, 64%, 62%, 98%, and 64% for the years ended June 30, 2017, June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Total Return Bond Fund
	Class Y Shares
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.55	$9.81	$9.81		$10.10	$9.77	$9.95
Investment Activities:
Net investment income (loss) (a)	0.12	0.25	0.32		0.36	0.38	0.30
Net realized and unrealized gains (losses) on investments	0.02	(0.14)	0.01		(0.34)	0.31	(0.15)
Total from Investment Activities	0.14	0.11	0.33		0.02	0.69	0.15
Distributions to Shareholders:
Net investment income	(0.15)	(0.37)	(0.34)		(0.31)	(0.36)	(0.33)
Total Distributions to Shareholders	(0.15)	(0.37)	(0.34)		(0.31)	(0.36)	(0.33)
Capital Contributions from Prior Custodian (See Note 7)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$9.54	$9.55	$9.81		$9.81	$10.10	$9.77
Total Return (b)	1.42%	1.17%	3.59	%(c)	0.18%	7.18%	1.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$79,489	$76,263	$78,705		$89,310	$54,345	$50,526
Ratio of net expenses to average net assets (d)	0.57%	0.60%	0.60%		0.60%	0.60%	0.53%
Ratio of net investment income (loss) to average net assets (d)	2.58%	2.61%	3.29%		3.59%	3.83%	2.93%
Ratio of gross expenses to average net assets (d) (e)	0.57%	0.62%	0.61%		0.71%	0.96%	0.94%
Portfolio turnover (b) (f) (g)	110%	210%	423%		259%	262%	373%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior custodian. The corresponding impact to the total return was 0.05% for the year ended June 30, 2016 (See Note 7).

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rates excluding mortgage dollar roll transactions for the six months ended December 31, 2017 were 45% and were 57%, 64%, 62%, 98%, and 64% for the years ended June 30, 2017, June 30, 2016, June 30, 2015, June 30, 2014, June 30, 2013, respectively.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements December 31, 2017

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 43 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory Integrity Discovery Fund ("Integrity Discovery Fund")	Classes A, C, R and Y	Seeks to provide capital appreciation
Victory Integrity Mid-Cap Value Fund ("Integrity Mid-Cap Value Fund")	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Integrity Small-Cap Value Fund ("Integrity Small-Cap Value Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Integrity Small/Mid-Cap Value Fund ("Integrity Small/ Mid-Cap Value Fund")	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Munder Multi-Cap Fund ("Munder Multi-Cap Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory S&P 500 Index Fund ("S&P 500 Index Fund")	Classes A, R and Y	Seeks to provide performance and income that is comparable to the S&P 500© Index
Victory Munder Mid-Cap Core Growth Fund ("Munder Mid-Cap Core Growth Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Munder Small Cap Growth Fund ("Munder Small Cap Growth Fund")	Classes A, I and Y	Seeks to provide long-term capital appreciation
Victory Trivalent Emerging Markets Small-Cap Fund ("Trivalent Emerging Markets Small-Cap Fund")	Classes A and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Fund-Core Equity ("Trivalent International Fund-Core Equity)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Small-Cap Fund ("Trivalent International Small-Cap Fund")	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory INCORE Total Return Bond Fund ("INCORE Total Return Bond Fund")	Classes A, C, R6 and Y	Seeks to provide a high level of current income together with capital appreciation

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended December 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of December 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory Integrity Discovery Fund
Common Stocks	$154,880	$—	$—	$—	$154,880	$—
Collateral for Securities Loaned	6,765	—	—	—	6,765	—
Total	161,645	—	—	—	161,645	—
Victory Integrity Mid-Cap Value Fund
Common Stocks	65,070	—	—	—	65,070	—
Collateral for Securities Loaned	1,380	—	—	—	1,380	—
Total	66,450	—	—	—	66,450	—
Victory Integrity Small-Cap Value Fund
Common Stocks	2,617,714	—	—	—	2,617,714	—
Exchange-Traded Funds	38,473	—	—	—	38,473	—
Collateral for Securities Loaned	222,230	—	—	—	222,230	—
Total	2,878,417	—	—	—	2,878,417	—
Victory Integrity Small/Mid-Cap Value Fund
Common Stocks	79,618	—	—	—	79,618	—
Collateral for Securities Loaned	3,646	—	—	—	3,646	—
Total	83,264	—	—	—	83,264	—

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory Munder Multi-Cap Fund
Common Stocks	$460,531		$—	$—	$—	$460,531	$—
Exchange-Traded Funds	466		—	—	—	466	—
Securities lending collateral	6,472		—	—	—	6,472	—
Total	467,469		—	—	—	467,469	—
Victory S&P 500 Index Fund
Common Stocks	232,673		—	—	—	232,673	—
Securities lending collateral	741		—	—	—	741	—
Futures Contracts	—		26	—	—	—	26
Total	233,414		26	—	—	233,414	26
Victory Munder Mid-Cap Core Growth Fund
Common Stocks	3,837,893		—	—	—	3,837,893	—
Exchange-Traded Funds	86,474		—	—	—	86,474	—
Total	3,924,367		—	—	—	3,924,367	—
Victory Munder Small Cap Growth Fund
Common Stocks	6,596		—	—	—	6,596	—
Exchange-Traded Funds	142		—	—	—	142	—
Securities lending collateral	547		—	—	—	547	—
Total	7,285		—	—	—	7,285	—
Victory Trivalent Emerging Markets Small-Cap Fund
Common Stocks	471	(a)	—	5,452	—	5,923	—
Preferred Stocks	—		—	38	—	38	—
Exchange-Traded Funds	36		—	—	—	36	—
Securities lending collateral	160		—	—	—	160	—
Total	667		—	5,490	—	6,157	—
Victory Trivalent International Fund-Core Equity
Common Stocks	2,965	(b)	—	22,717	—	25,682	—
Preferred Stocks	—		—	121	—	121	—
Rights	3		—	—	—	3	—
Exchange-Traded Funds	604		—	—	—	604	—
Securities lending collateral	389		—	—	—	389	—
Total	3,961		—	22,838	—	26,799	—
Victory Trivalent International Small-Cap Fund
Common Stocks	122,735	(c)	—	1,288,736	—	1,411,471	—
Exchange-Traded Funds	12,222		—	—	—	12,222	—
Securities lending collateral	26,813		—	—	—	26,813	—
Total	161,770		—	1,288,736	—	1,450,506	—
Victory INCORE Total Return Bond Fund
Asset Backed Securities	—		—	9,958	—	9,958	—
Collateralized Mortgage Obligations	—		—	3,619	—	3,619	—
Corporate Bonds	—		—	44,969	—	44,969	—
Residential Mortgage Backed Securities	—		—	415	—	415	—
U.S. Government Mortgage Backed Agencies	—		—	31,906	—	31,906	—

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
U.S. Treasury Obligations	$—	$—	$15,377	$—	$15,377	$—
Futures Contracts	—	(18)	—	—	—	(18)
Credit Default Swap	—	—	—	24	—	24
Total	—	(18)	106,244	24	106,244	6

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  All securities categorized as Brazil and Mexico and all ADRs.

(b)  All securities categorized as Brazil, Canada and Mexico and all ADRs.

(c)  All securities categorized as Canada and all ADRs.

The following are transfers between Level 1 and Level 2 as of December 31, 2017 (in thousands):

Transfers from Level 1 to Level 2
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	$245
Trivalent International Fund-Core Equity
Common Stocks	$383

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of December 31, 2017, the Funds had no outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the "underlying funds"). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

securities. As of December 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts. As of December 31, 2017, the Funds had no open futures contracts.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2017:

	Assets		Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*
Equity Risk Exposure:
S&P Index 500 Fund	$26	$—	$—	$—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—	24	—	—
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	—	—	18	—

*  Includes cumulative appreciation (depreciation) of futures contracts and cumulative unrealized gain (loss) on credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statements of Assets and Liabilities.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2017.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Fund	Net Realized Gains (Losses) on Futures Contracts		Net Realized Gains on Credit Default Swap Agreements	Net Change in Unrealized Appreciation (Depreciation) from Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) from Credit Default Swap Agreements
Equity Risk Exposure:
Integrity Discovery Fund	$—	(a)	$—	$—	$—
S&P Index 500 Fund	168		—	37	—
Credit Risk Exposure:
INCORE Total Return Bond Fund	—		—	—	89
Interest Rate Risk Exposure:
INCORE Total Return Bond Fund	(29)		—	15	—

(a)  Less than $1.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described on the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell

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protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market". The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of December 31, 2017, the INCORE Total Return Bond Fund entered into centrally-cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

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The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of December 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan (000)	Value of Cash Collateral Received (000)	Net Amount (000)
Integrity Discovery Fund	$6,459	$6,765	$306
Integrity Mid-Cap Value Fund	1,334	1,380	46
Integrity Small-Cap Value Fund	214,773	222,230	7,457
Integrity Small/Mid-Cap Value Fund	3,475	3,646	171
Munder Multi-Cap Fund	6,246	6,472	226
S&P 500 Index Fund	708	741	33
Munder Small Cap Growth Fund	526	547	21
Trivalent Emerging Markets Small-Cap Fund	151	160	9
Trivalent International Fund-Core Equity	373	389	16
Trivalent International Small-Cap Fund	25,597	26,813	1,216

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Total Return Bond Fund. Dividends from net investment income, if any, are declared and paid quarterly for the S&P 500 Index Fund. Dividends from net investment income, if any, are declared and paid annually for the Integrity Discovery Fund, Integrity Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Multi-Cap Fund, Munder Mid-Cap Core Growth Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

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Mortgage Dollar Rolls:

The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund's Statement of Operations.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other renumeration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended December 31, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

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3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2017 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government and Mortgage Dollar Rolls)	Sales (excluding U.S. Government Securities and Mortgage Dollar Rolls)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities	Purchases (including Mortgage Dollar Rolls and excluding U.S.Government Securities)	Sales (including Mortgage Dollar Rolls and excluding U.S. Government Securities)
Integrity Discovery Fund	$37,632	$42,269	$—	$—	$—	$—
Integrity Mid-Cap Value Fund	26,998	19,093	—	—	—	—
Integrity Small-Cap Value Fund	819,359	867,257	—	—	—	—
Integrity Small/Mid-Cap Value Fund	36,414	20,575	—	—	—	—
Munder Multi-Cap Fund	247,791	278,298	—	—	—	—
S&P 500 Index Fund	2,946	27,072	—	—	—	—
Munder Mid-Cap Core Growth Fund	941,468	1,402,685	—	—	—	—
Munder Small Cap Growth Fund	1,492	1,542	—	—	—	—
Trivalent Emerging Markets Small-Cap Fund	1,881	2,368	—	—	—	—
Trivalent International Fund-Core Equity	7,231	5,617	—	—	—	—
Trivalent International Small-Cap Fund	484,941	351,314	—	—	—	—
INCORE Total Return Bond Fund	50,683	43,414	36,128	23,380	115,193	113,279

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is an indirect wholly-owned subsidiary of Victory

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Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Flat Rate
Integrity Discovery Fund	1.00%
Munder Small Cap Growth Fund	0.85%
Trivalent Emerging Markets Small-Cap Fund	1.10%
INCORE Total Return Bond Fund	0.40%
	Up to $250 million	$250 million — $500 million	Over $500 million
S&P 500 Index Fund	0.20%	0.12%	0.07%
	Up to $300 million	Over $300 million
Integrity Small-Cap Value Fund	0.90%	0.85%
Integrity Small/Mid-Cap Value Fund	0.80%	0.75%
	Up to $500 million	Over $500 million
Integrity Mid-Cap Value Fund	0.75%	0.70%
	Up to $1 billion	$1 billion — $2 billion	Over $2 billion
Munder Multi-Cap Fund	0.75%	0.725%	0.70%
	Up to $1 billion	Over $1 billion
Trivalent International Small-Cap Fund	0.95%	0.90%
	Up to $1 billion	Over $1 billion
Trivalent International Fund-Core Equity	0.80%	0.75%
	Up to $6 billion	$6 billion — $8 billion	Over $8 billion
Munder Mid-Cap Core Growth Fund	0.75%	0.70%	0.65%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

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FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios II, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), paid EJV Financial Services LLC $220 thousand annually for CCO consulting services.

The Victory Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Victory Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, except for S&P 500 Index Fund, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.15% of the average daily net assets of Class A Shares of S&P 500 Index Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and FIS are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended December 31, 2017, the Distributor received approximately $41 thousand from commissions earned on sales of Class A Shares and FIS received $6 thousand from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2017, the expense limits (excluding voluntary waivers) are as follows:

Fund	Class	Expense Limit(a)
Integrity Discovery Fund	Class A Shares	N/A
Integrity Discovery Fund	Class C Shares	N/A
Integrity Discovery Fund	Class R Shares	2.08%
Integrity Discovery Fund	Class Y Shares	N/A

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Fund	Class	Expense Limit(a)
Integrity Mid-Cap Value Fund	Class A Shares	1.10%
Integrity Mid-Cap Value Fund	Class R6 Shares	0.80%
Integrity Mid-Cap Value Fund	Class Y Shares	0.85%
Integrity Small-Cap Value Fund	Class A Shares	1.50%
Integrity Small-Cap Value Fund	Class C Shares	N/A
Integrity Small-Cap Value Fund	Class R Shares	1.75%
Integrity Small-Cap Value Fund	Class R6 Shares	N/A
Integrity Small-Cap Value Fund	Class Y Shares	N/A
Integrity Small/Mid-Cap Value Fund	Class A Shares	1.13%
Integrity Small/Mid-Cap Value Fund	Class R6 Shares	0.83%
Integrity Small/Mid-Cap Value Fund	Class Y Shares	0.88%
Munder Multi-Cap Fund	Class A Shares	N/A
Munder Multi-Cap Fund	Class C Shares	N/A
Munder Multi-Cap Fund	Class R Shares	1.88%
Munder Multi-Cap Fund	Class Y Shares	N/A
S&P 500 Index Fund	Class A Shares	N/A
S&P 500 Index Fund	Class R Shares	N/A
S&P 500 Index Fund	Class Y Shares	N/A
Munder Mid-Cap Core Growth Fund	Class A Shares	1.32%
Munder Mid-Cap Core Growth Fund	Class C Shares	N/A
Munder Mid-Cap Core Growth Fund	Class R Shares	1.57%
Munder Mid-Cap Core Growth Fund	Class R6 Shares	N/A
Munder Mid-Cap Core Growth Fund	Class Y Shares	N/A
Munder Small Cap Growth Fund	Class A Shares	1.40%
Munder Small Cap Growth Fund	Class I Shares	1.15%
Munder Small Cap Growth Fund	Class Y Shares	1.25%
Trivalent Emerging Markets Small-Cap Fund	Class A Shares	1.73%
Trivalent Emerging Markets Small-Cap Fund	Class Y Shares	1.48%
Trivalent International Fund-Core Equity	Class A Shares	1.13%
Trivalent International Fund-Core Equity	Class C Shares	1.88%
Trivalent International Fund-Core Equity	Class I Shares	0.76%
Trivalent International Fund-Core Equity	Class R6 Shares	0.74%
Trivalent International Fund-Core Equity	Class Y Shares	0.88%
Trivalent International Small-Cap Fund	Class A Shares	1.35%
Trivalent International Small-Cap Fund	Class C Shares	2.10%
Trivalent International Small-Cap Fund	Class I Shares	0.95%
Trivalent International Small-Cap Fund	Class R6 Shares	1.10%
Trivalent International Small-Cap Fund	Class Y Shares	1.10%
INCORE Total Return Bond Fund	Class A Shares	0.85%
INCORE Total Return Bond Fund	Class C Shares	1.60%
INCORE Total Return Bond Fund	Class R6 Shares	0.58%
INCORE Total Return Bond Fund	Class Y Shares	0.60%

(a)  In effect until October 31, 2018.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation

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agreement in place at the time of repayment. As of December 31, 2017, the following amounts are available to be repaid to the Adviser (in thousands). Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Fund	Expires 6/30/18	Expires 6/30/19	Expires 6/30/20	Expires 6/30/21	Total
Integrity Discovery Fund	$7	$4	$10	$3	$24
Integrity Mid-Cap Value Fund	65	22	137	85	309
Integrity Small-Cap Value Fund	97	191	102	18	408
Integrity Small/Mid-Cap Value Fund	76	17	114	83	290
Munder Multi-Cap Fund	3	6	12	5	26
Munder Mid-Cap Core Growth Fund	663	201	276	11	1,151
Munder Small Cap Growth Fund	2	65	16	8	91
Trivalent Emerging Markets Small-Cap Fund	128	31	91	52	302
Trivalent International Fund-Core Equity	175	54	153	103	485
Trivalent International Small-Cap Fund	1,044	1,836	1,935	837	5,652
INCORE Total Return Bond Fund	169	77	67	36	349

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2017.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

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economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Victory Trusts, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended December 31, 2017, Citibank earned approximately $75 thousand in commitment fees from the Victory Trusts. Each fund in the Victory Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2017 were as follows:

Fund	Amount Outstanding at December 31, 2017 (000s)	Average Borrowing* (000s)	Days Borrowing Outstanding	Average Interest Rate
S&P 500 Index Fund	$—	$1,200,000	8	2.26%
Trivalent International Small-Cap Fund	—	1,400,000	4	2.23%

*  For the six months ended December 31, 2017, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

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The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2017 were as follows:

Borrowing Fund	Lending Fund	Amount Outstanding at December 31, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate
S&P 500 Index	Sycamore Established Value Fund	$—	$850,000	1	1.96%

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2018.

The tax character of distributions during the most recent fiscal year ended June 30, 2017, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Year Ended June 30, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Integrity Discovery Fund	$—	$7,230	$7,230	$7,230
Integrity Mid-Cap Value Fund	147	—	147	147
Integrity Small-Cap Value Fund	5,820	—	5,820	5,820
Integrity Small/Mid-Cap Value Fund	32	—	32	32
S&P 500 Index Fund	3,836	15,488	19,324	19,324
Munder Mid-Cap Core Growth Fund	—	505,969	505,969	505,969
Trivalent Emerging Markets Small-Cap Fund	43	—	43	43
Trivalent International Fund-Core Equity	527	—	527	527
Trivalent International Small-Cap Fund	12,858	—	12,858	12,858
INCORE Total Return Bond Fund	3,846	—	3,846	3,846

As of the most recent tax year ended June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Integrity Discovery Fund	$4,247	$7,036	$11,283	$—	$—	$28,390	$39,673
Integrity Mid-Cap Value Fund	137	711	848	—	—	5,311	6,159
Integrity Small-Cap Value Fund	2,697	66,161	68,858	—	—	440,770	509,628
Integrity Small/Mid-Cap Value Fund	90	—	90	(901)	—	7,285	6,474
Munder Multi-Cap Fund	—	24,029	24,029	(3,325)	—	63,150	83,854
S&P 500 Index Fund	74	20,303	20,377	—	—	169,956	190,333

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
Munder Mid-Cap Core Growth Fund	$22,963	$524,848	$547,811	$—	$—	$1,241,927	$1,789,738
Munder Small Cap Growth Fund	—	—	—	(174)	(13)	970	783
Trivalent Emerging Markets Small-Cap Fund	34	—	34	(173)	—	872	733
Trivalent International Fund-Core Equity	36	—	36	(7,618)	—	2,283	(5,299)
Trivalent International Small-Cap Fund	13,318	—	13,318	(9,404)	—	218,464	222,378
INCORE Total Return Bond Fund	261	—	261	(6,186)	—	(538)	(6,463)

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their most recent tax year ended June 30, 2017, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration (in thousands):

	Expiration Year
	2018	Total
INCORE Total Return Bond Fund	$3,446	$3,446

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years (in thousands):

	2018	2019	Total
Munder Multi-Cap Fund	$3,325	$—	$3,325
Trivalent International Fund-Core Equity	2,656	989	3,645

During the tax year ended June 30, 2017, the Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Multi-Cap Fund, Munder Small Cap Growth Fund and Trivalent Emerging Markets Small-Cap Fund utilized $68,586, $759, $5,011, $20 and $87 respectively, (in thousands) of capital loss carryforwards. During the tax year ended June 30, 2017, $25,859 (in thousands) of capital loss carryforwards expired in the Trivalent International Fund-Core Equity.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

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CLCFs not subject to expiration (in thousands):

	Short-Term Amount	Long-Term Amount	Total
Integrity Small/Mid-Cap Value Fund	$901	$—	$901
Munder Small Cap Growth Fund	36	138	174
Trivalent Emerging Markets Small-Cap Fund	173	—	173
Trivalent International Fund-Core Equity	3,088	—	3,088
Trivalent International Small-Cap Fund	9,404	—	9,404
INCORE Total Return Bond Fund	396	2,344	2,740

CLCFs not subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years (in thousands):

	Short-Term Amount	Long-Term Amount	Total
Trivalent International Fund-Core Equity	$855	$—	$855

As of December 31, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Integrity Discovery Fund	$129,254	$35,941	$(3,550)	$32,391
Integrity Mid-Cap Value Fund	57,201	10,955	(1,706)	9,249
Integrity Small-Cap Value Fund	2,294,968	637,405	(53,956)	583,449
Integrity Small/Mid-Cap Value Fund	69,341	15,113	(1,190)	13,923
Munder Multi-Cap Fund	368,523	100,873	(1,927)	98,946
S&P 500 Index Fund	58,698	177,534	(2,792)	174,742
Munder Mid-Cap Core Growth Fund	2,481,603	1,489,164	(46,400)	1,442,764
Munder Small Cap Growth Fund	6,008	1,665	(388)	1,277
Trivalent Emerging Markets Small-Cap Fund	4,620	1,615	(78)	1,537
Trivalent International Fund-Core Equity	22,256	4,948	(405)	4,543
Trivalent International Small-Cap Fund	1,094,420	371,551	(15,465)	356,086
INCORE Total Return Bond Fund	107,303	1,169	(1,831)	(662)

8.  Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Funds' contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

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9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Edward D. Jones & Co., L.P.	Integrity Mid-Cap Value Fund	60.9%
National Financial Services LLC	Integrity Mid-Cap Value Fund	28.2%
Edward D. Jones & Co., L.P.	Integrity Small/Mid-Cap Value Fund	65.5%
Brian S Matuszak	Munder Small Cap Growth Fund	29.5%
Tony Yee Dong	Munder Small Cap Growth Fund	54.0%
Matrix Trust Company	Trivalent Emerging Markets Small-Cap Fund	62.5%
Comerica Bank	Trivalent International Fund-Core Equity	42.2%
Comerica Bank	INCORE Total Return Bond Fund	48.7%

10.  Legal & Regulatory Matters:

Hundreds of former Tribune Company shareholders, including the predecessor fund to the S&P 500 Index Fund, have been named as defendants in two cases arising out of the Tribune Company's 2007 leveraged buyout transaction ("LBO"). In Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (the "FitzSimons action"), the plaintiff asserts claims against certain insiders, shareholders, professional advisers, and others involved in the LBO. Separately, the complaint also seeks to obtain from former alleged Tribune shareholders any proceeds they received in connection with the LBO.

In June 2011, certain Tribune creditors filed numerous additional actions asserting state law constructive fraudulent conveyance claims (the "SLCFC actions") against specifically-named former alleged Tribune shareholders and, in some cases, putative defendant classes comprised of former Tribune shareholders.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding entitled In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the "MDL Proceeding"). On August 2, 2013, the plaintiff in the FitzSimons action filed a Fifth Amended Complaint. On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action. The Court has not yet issued a decision on the motions.

On September 23, 2013, the District Court granted the defendants' motion to dismiss the SLCFC actions on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs in the SLCFC actions filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the Second Circuit affirmed the dismissal. On April 12, 2016, the plaintiffs filed a petition seeking rehearing en banc before the appeals court, which denied the petition on July 22, 2016. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit's decision that the safe harbor of Section 546(e) of the Bankruptcy Code applied to their claims. The Supreme Court has not yet granted or denied the petition for certiorari.

The predecessor fund to the Victory S&P 500 Index Fund has been named as a defendant in the FitzSimons action because it was among a class of defendants that tendered Tribune shares in the LBO. The complaints, however, allege no misconduct by the Fund. The value of the proceeds received by the Fund was approximately $357,000. At this time, the Fund cannot predict with any reasonable certainty the probable outcome of these proceedings. Consequently, management is unable to estimate the possible loss that may result.

Victory Portfolios	Notes to Financial Statements — continued December 31, 2017

  (Unaudited)

11.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Funds' adoption of these amendments, effective with the financial statements prepared as of December 31, 2017, required additional disclosures reflected herein, but had no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

12.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information December 31, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 43 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-December 2017).
Nigel D.T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired (since May 2010); Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor, Endgate Commodities LLC (January 2016-April 2016); Managing Partner, Endgate Commodities LLC (August 2014-January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (since 2012).
Leigh A. Wilson, 73	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued December 31, 2017

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The current officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Treasurer is employed by Citi, which entity receives fees from the Trust for serving as the sub-fund accountant and sub-administrator.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 49	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005 - July 2017	President of EJV Financial Services (mutual fund consulting).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (2011-2017); Partner, Shearman & Sterling LLP (since 2018).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Mr. Veilleux resigned his position with the Trust.

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17-12/31/17*	Annualized Net Expense Ratio During Period 7/1/17-12/31/17
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,087.80	$8.31	1.58%
Class C Shares	1,000.00	1,083.60	12.29	2.34%
Class R Shares	1,000.00	1,085.10	10.93	2.08%
Class Y Shares	1,000.00	1,089.30	6.64	1.26%
Integrity Mid-Cap Value
Class A Shares	1,000.00	1,116.70	5.87	1.10%
Class R6 Shares	1,000.00	1,118.60	4.27	0.80%
Class Y Shares	1,000.00	1,117.50	4.54	0.85%
Integrity Small-Cap Value
Class A Shares	1,000.00	1,116.00	8.00	1.50%
Class C Shares	1,000.00	1,112.60	11.40	2.14%
Class R Shares	1,000.00	1,114.80	9.33	1.75%
Class R6 Shares	1,000.00	1,119.20	5.07	0.95%
Class Y Shares	1,000.00	1,118.30	5.93	1.11%

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17-12/31/17*	Annualized Net Expense Ratio During Period 7/1/17-12/31/17
Integrity Small-Mid Value
Class A Shares	$1,000.00	$1,145.00	$6.11	1.13%
Class R6 Shares	1,000.00	1,146.70	4.49	0.83%
Class Y Shares	1,000.00	1,146.50	4.76	0.88%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,173.50	7.40	1.35%
Class C Shares	1,000.00	1,168.80	11.81	2.16%
Class R Shares	1,000.00	1,170.20	10.28	1.88%
Class Y Shares	1,000.00	1,175.90	5.32	0.97%
S&P 500 Index Fund
Class A Shares	1,000.00	1,111.30	2.93	0.55%
Class R Shares	1,000.00	1,109.20	5.26	0.99%
Class Y Shares	1,000.00	1,112.20	2.13	0.40%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,118.20	7.05	1.32%
Class C Shares	1,000.00	1,114.30	10.39	1.95%
Class R Shares	1,000.00	1,117.20	8.38	1.57%
Class R6 Shares	1,000.00	1,120.80	4.49	0.84%
Class Y Shares	1,000.00	1,119.90	5.34	1.00%
Munder Small Cap Growth Fund
Class A Shares	1,000.00	1,091.10	7.38	1.40%
Class I Shares	1,000.00	1,092.30	6.06	1.15%
Class Y Shares	1,000.00	1,092.60	6.59	1.25%
Trivalent Emerging Markets Small-Cap
Class A Shares	1,000.00	1,192.60	9.56	1.73%
Class Y Shares	1,000.00	1,194.50	8.19	1.48%
Trivalent International Core Equity
Class A Shares	1,000.00	1,115.90	6.03	1.13%
Class C Shares	1,000.00	1,112.40	10.01	1.88%
Class I Shares	1,000.00	1,119.30	4.06	0.76%
Class R6 Shares	1,000.00	1,119.90	3.95	0.74%
Class Y Shares	1,000.00	1,117.20	4.70	0.88%
Trivalent International Small-Cap
Class A Shares	1,000.00	1,153.30	7.33	1.35%
Class C Shares	1,000.00	1,148.80	11.37	2.10%
Class I Shares	1,000.00	1,155.50	5.16	0.95%
Class R6 Shares	1,000.00	1,155.00	5.97	1.10%
Class Y Shares	1,000.00	1,154.70	5.97	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,011.90	4.31	0.85%
Class C Shares	1,000.00	1,009.20	8.10	1.60%
Class R6 Shares	1,000.00	1,014.20	2.94	0.58%
Class Y Shares	1,000.00	1,014.20	2.89	0.57%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued December 31, 2017

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17-12/31/17*	Annualized Expense Ratio During Period 7/1/17-12/31/17
Integrity Discovery Fund
Class A Shares	$1,000.00	$1,017.24	$8.03	1.58%
Class C Shares	1,000.00	1,013.41	11.88	2.34%
Class R Shares	1,000.00	1,014.72	10.56	2.08%
Class Y Shares	1,000.00	1,018.85	6.41	1.26%
Integrity Mid-Cap Value
Class A Shares	1,000.00	1,019.66	5.60	1.10%
Class R6 Shares	1,000.00	1,021.17	4.08	0.80%
Class Y Shares	1,000.00	1,020.92	4.33	0.85%
Integrity Small-Cap Value
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class C Shares	1,000.00	1,014.42	10.87	2.14%
Class R Shares	1,000.00	1,016.12	8.75	1.75%
Class R6 Shares	1,000.00	1,020.42	4.84	0.95%
Class Y Shares	1,000.00	1,019.61	5.65	1.11%
Integrity Small-Mid Value
Class A Shares	1,000.00	1,019.51	5.75	1.13%
Class R6 Shares	1,000.00	1,021.02	4.23	0.83%
Class Y Shares	1,000.00	1,020.77	4.48	0.88%
Munder Multi-Cap Fund
Class A Shares	1,000.00	1,018.40	6.87	1.35%
Class C Shares	1,000.00	1,014.32	10.97	2.16%
Class R Shares	1,000.00	1,015.73	9.55	1.88%
Class Y Shares	1,000.00	1,020.32	4.94	0.97%
S&P 500 Index Fund
Class A Shares	1,000.00	1,022.43	2.80	0.55%
Class R Shares	1,000.00	1,020.21	5.04	0.99%
Class Y Shares	1,000.00	1,023.19	2.04	0.40%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,018.55	6.72	1.32%
Class C Shares	1,000.00	1,015.38	9.91	1.95%
Class R Shares	1,000.00	1,017.29	7.98	1.57%
Class R6 Shares	1,000.00	1,020.97	4.28	0.84%
Class Y Shares	1,000.00	1,020.16	5.09	1.00%

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17-12/31/17*	Annualized Expense Ratio During Period 7/1/17-12/31/17
Munder Small Cap Growth Fund
Class A Shares	$1,000.00	$1,018.15	$7.12	1.40%
Class I Shares	1,000.00	1,019.41	5.85	1.15%
Class Y Shares	1,000.00	1,018.90	6.36	1.25%
Trivalent Emerging Markets Small-Cap
Class A Shares	1,000.00	1,016.48	8.79	1.73%
Class Y Shares	1,000.00	1,017.74	7.53	1.48%
Trivalent International Core Equity
Class A Shares	1,000.00	1,019.51	5.75	1.13%
Class C Shares	1,000.00	1,015.73	9.55	1.88%
Class I Shares	1,000.00	1,021.37	3.87	0.76%
Class R6 Shares	1,000.00	1,021.48	3.77	0.74%
Class Y Shares	1,000.00	1,020.77	4.48	0.88%
Trivalent International Small-Cap
Class A Shares	1,000.00	1,018.40	6.87	1.35%
Class C Shares	1,000.00	1,014.62	10.66	2.10%
Class I Shares	1,000.00	1,020.42	4.84	0.95%
Class R6 Shares	1,000.00	1,019.66	5.60	1.10%
Class Y Shares	1,000.00	1,019.66	5.60	1.10%
INCORE Total Return Bond Fund
Class A Shares	1,000.00	1,020.92	4.33	0.85%
Class C Shares	1,000.00	1,017.14	8.13	1.60%
Class R6 Shares	1,000.00	1,022.28	2.96	0.58%
Class Y Shares	1,000.00	1,022.33	2.91	0.57%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Integrity Discovery Fund	Integrity Mid-Cap Value Fund

Integrity Small-Cap Value Fund	Integrity Small/Mid-Cap Value Fund

Munder Multi-Cap Fund	S&P 500 Index Fund

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Munder Mid-Cap Core Growth Fund	Munder Small Cap Growth Fund

Trivalent Emerging Markets Small-Cap Fund	Trivalent International Fund-Core Equity

(a) Amount represents less than 0.05% of investments.
Trivalent International Small-Cap Fund	INCORE Total Return Bond Fund

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2017. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 24, 2017. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. In addition, in 2017 the Independent Trustees, through their counsel, retained an independent consultant to assist with a review of the overall process for conducting the annual review of these advisory arrangements. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group, including FUSE's selection of a broad universe of funds using the standard Retail Morningstar Categories, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to FUSE's methodology as compared to the prior year, including as a result of input from the Adviser, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Integrity Discovery Fund, Munder Small Cap Growth Fund, Trivalent Emerging Markets Small-Cap Fund and INCORE Total Return Bond Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund, except with for the S&P 500 Index Fund, to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Integrity Discovery Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for three-, five- and ten-year periods and the peer group for all of the periods reviewed, and underperformed the benchmark index for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Mid-Cap Value Fund

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, equaled the peer group for the five-year period, underperformed the benchmark index for the three- and five-year periods, and underperformed the peer group for the one- and three-year periods. The Board brought the Fund's recent underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small-Cap Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the five- and ten-year periods, underperformed the benchmark index for the one- and three-year periods, outperformed the peer group for the one-and ten-year periods, and underperformed the peer group for the three- and five-year periods. The Board discussed with management how the Fund's longer term performance can be maintained.

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Integrity Small/Mid-Cap Value Fund

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for the one-year period, and underperformed both the benchmark index and the peer group for the three- and five-year periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well in the short term, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Multi-Cap Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group for the one- and five-year periods, underperformed the benchmark index for the three-year period, outperformed the peer group for the three-year period, and outperformed both the benchmark index and the peer group for the ten-year period. The Board brought the Fund's recent underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

S&P 500 Index Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods, noting that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board also considered the Fund's tracking error as a factor in evaluating performance. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; and (3) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Mid-Cap Core Growth Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the peer group for all of the periods reviewed,

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

outperformed the benchmark index for the one-year period, and underperformed the benchmark index for the three-, five- and ten-year periods. The Board brought the Fund's underperformance to management's attention and discussed with the Adviser any steps that had been or could be taken to enhance performance in the future.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that management will continue to monitor the Fund's performance in the upcoming year, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Munder Small Cap Growth Fund

Noting that the Fund commenced operations in 2015, the Board compared the Fund's Class A performance for the one-year period ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group for the period reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well during the period reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent Emerging Markets Small-Cap Fund

Noting that the Fund commenced operations in 2013, the Board compared the Fund's Class A performance for the one- and three-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed and the peer group for the three-year period, and underperformed the peer group for the one-year period. The Board discussed with management the Fund's short term performance relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had generally performed well over the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Fund — Core Equity

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group for all of the periods reviewed, outperformed the benchmark index for the three- and five-year periods, and underperformed the benchmark index for the one-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Trivalent International Small-Cap Fund

The Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed and the peer group for the three- and five-year periods, and underperformed the peer group for the one-year period.

Victory Portfolios	Supplemental Information — continued December 31, 2017

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee was compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had performed well as compared to its benchmark index during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Total Return Bond Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2017, to that of the median performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group for the one- and five-year periods, and underperformed both the benchmark index and the peer group for the three- and ten-year periods.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) that the Fund had recently performed well, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-MUNDER-SAR (12/17)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                               The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 9, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 9, 2018